    As filed with the Securities and Exchange Commission on February 22, 2001

                                                      1933 Act Reg. No. 33-44611
                                                                        --------
                                                      1940 Act Reg. No. 811-6463
                                                                        --------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                     ----                                    ---

         Post-Effective Amendment No. 22                                      X
                                     ----                                    ---


                                                    and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 24                                                     X
                      ----                                                   ---



(Check appropriate box or boxes.)

                          AIM INTERNATIONAL FUNDS, INC.
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------


                                Robert H. Graham
                                ----------------

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
   P. Michelle Grace, Esquire                     Martha J. Hays, Esquire
       A I M Advisors, Inc.               Ballard Spahr Andrews & Ingersoll, LLP
  11 Greenway Plaza, Suite 100                1735 Market Street, 51st Floor
  Houston, Texas  77046-1173              Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

___          immediately upon filing pursuant to paragraph (b)

_X_          on February 28, 2001 pursuant to paragraph (b)

___          60 days after filing pursuant to paragraph (a)(1)
___          on (date) pursuant to paragraph (a)(1)
___          75 days after filing pursuant to paragraph (a)(2)
___          on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

      AIM ASIAN GROWTH FUND

      - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Asian Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the
                                     Class A, B and C shares of the fund.
                                     Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     2
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its assets in marketable equity securities issued by Asian companies (except Japanese companies), including companies with market capitalizations of less than $1 billion. The fund considers Asian companies to be those (1) organized under the laws of a country in Asia and having a principal office in a country in Asia; (2) that derive 50% or more of their total revenues from business in Asia; or (3) whose equity securities are traded principally on a stock exchange, or in an over-the-counter market, in Asia.

  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The fund may also invest up to 35% of its total assets in securities of non-Asian companies. The fund may also invest up to 35% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

  The fund will normally invest in companies located in at least three countries, including countries in Asia as well as Australia and New Zealand. The fund may also invest up to 100% of its total assets in companies in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total return.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                          Annual
Year Ended                                Total
December 31                               Return
-----------                               ------
1998....................................   -8.54%
1999....................................   67.98%
2000....................................  -22.44%


  During the periods shown in the bar chart, the highest quarterly return was 40.89% (quarter ended June 30, 1999) and the lowest quarterly return was -25.67% (quarter ended June 30, 1998).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------
(for the periods ended                          SINCE     INCEPTION
December 31, 2000)                   1 YEAR   INCEPTION       DATE
---------------------------------------------------------------------
Class A                              (26.71)%  (0.82)%    11/03/97
Class B                              (26.85)   (0.75)     11/03/97
Class C                              (23.61)     0.21     11/03/97
MSCI AC Asia Pacific Free ex-Japan
  Index(1)                           (29.97)   (2.41)(2)  10/31/97(2)
---------------------------------------------------------------------


(1) The Morgan Stanley Capital International All Country Asia Pacific Free ex-Japan Index measures the performance of 12 of both developed and emerging markets in this region. The index excludes shares that are not readily purchased by non-local investors.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                CLASS A   CLASS B   CLASS C
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None(1)   5.00%     1.00%
-----------------------------------------------------------


            ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.95%     0.95%     0.95%
Distribution and/or
Service (12b-1) Fees     0.35      1.00      1.00
Other Expenses           0.76      0.81      0.81
Total Annual Fund
Operating Expenses       2.06      2.76      2.76
Fee Waivers and
Reimbursements(2)        0.14      0.14      0.14
Net Expenses             1.92      2.62      2.62
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Waivers have been restated to reflect current agreements. The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.92% (e.g. if AIM waives 0.14% of Class A expenses, AIM will also waive 0.14% of Class B and Class C expenses).



You may be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $748    $1,160    $1,597     $2,808
Class B    779     1,156     1,659      2,922
Class C    379       856     1,459      3,090
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $748    $1,160    $1,597     $2,808
Class B    279       856     1,459      2,922
Class C    279       856     1,459      3,090
----------------------------------------------

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.86% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. Prior to 1997, Mr. Cao was an international equity analyst for Boatmen's Trust Company.

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1989.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Asian Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


  Total return information in this table has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which have had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.



                                                                             CLASS A
                                                              --------------------------------------
                                                                  YEAR ENDED
                                                                 OCTOBER 31,        NOVEMBER 3, 1997
                                                              ------------------     TO OCTOBER 31,
                                                              2000(a)    1999(a)          1998
                                                              -------    -------    ----------------
Net asset value, beginning of period                          $10.76     $ 7.69         $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)     (0.03)           0.05
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.01       3.14           (2.36)
====================================================================================================
    Total from investment operations                           (0.06)      3.11           (2.31)
====================================================================================================
Less distributions of dividends from net investment income        --      (0.04)             --
====================================================================================================
Net asset value, end of period                                $10.70     $10.76         $  7.69
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                (0.56)%    40.66%         (23.10)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $93,755    $25,420        $ 7,716
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.92%(c)   1.92%           1.92%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.06%(c)   2.72%           4.88%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.57)%(c)  (0.50)%         0.70%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                           64%       142%             79%
____________________________________________________________________________________________________
====================================================================================================



(a) Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $65,936,105.

(d) Annualized.

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             CLASS B
                                                              --------------------------------------
                                                                  YEAR ENDED
                                                                 OCTOBER 31,        NOVEMBER 3, 1997
                                                              ------------------     TO OCTOBER 31,
                                                              2000(a)    1999(a)          1998
                                                              -------    -------    ----------------
Net asset value, beginning of period                          $10.65     $  7.63        $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)      (0.13)         (0.01)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.02        3.16          (2.36)
====================================================================================================
    Total from investment operations                           (0.15)       3.03          (2.37)
====================================================================================================
Less distributions of dividends from net investment income        --       (0.01)            --
====================================================================================================
Net asset value, end of period                                $10.50     $ 10.65        $  7.63
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                (1.41)%     39.76%        (23.70)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,852    $12,070        $ 3,030
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.67%(c)    2.79%          2.80%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.76%(c)    3.59%          5.75%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.32)%(c)   (1.37)%       (0.18)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                           64%        142%            79%
____________________________________________________________________________________________________
====================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $30,719,909.
(d) Annualized.


                                                                             CLASS C
                                                              --------------------------------------
                                                                  YEAR ENDED
                                                                 OCTOBER 31,        NOVEMBER 3, 1997
                                                              ------------------     TO OCTOBER 31,
                                                              2000(a)    1999(a)          1998
                                                              -------    -------    ----------------
Net asset value, beginning of period                          $10.63     $ 7.61         $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)     (0.13)          (0.01)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.03       3.16           (2.38)
====================================================================================================
    Total from investment operations                           (0.14)      3.03           (2.39)
====================================================================================================
Less distributions of dividends from net investment income        --      (0.01)             --
====================================================================================================
Net asset value, end of period                                $10.49     $10.63         $  7.61
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                (1.32)%    39.86%         (23.90)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,797     $5,008         $   686
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.67%(c)   2.79%           2.80%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.76%(c)   3.59%           5.75%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.32)%(c)  (1.37)%        (0.18)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                           64%       142%             79%
____________________________________________________________________________________________________
====================================================================================================


(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $7,166,373.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                             ---------------------
                             AIM ASIAN GROWTH FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             HTTP://WWW.AIMFUNDS.COM
-----------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM Asian Growth Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    AAG-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM EUROPEAN

      DEVELOPMENT FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM European Development Fund seeks to provide long-term growth of capital.
                                                   AIM --Registered Trademark--
      PROSPECTUS

      MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION           Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 80% of its total assets in marketable equity securities of European companies, including companies with market capitalizations of less than $1 billion. The fund considers European companies to be those (1) organized under the laws of a country in Europe and having a principal office in a country in Europe; (2) that derive 50% or more of their total revenues from business in Europe; or (3) whose equity securities are traded principally in a stock exchange, or in an over-the-counter market, in Europe.

  The fund will normally invest in the securities of companies located in at least three European countries. The fund may invest up to 65% of its total assets in European companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.


  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European companies. The fund may invest up to 20% of its total assets in securities of non-European companies. The fund may also invest up to 20% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total return.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                   ANNUAL
YEAR ENDED                         TOTAL
DECEMBER 31                        RETURNS
1998                               40.62%
1999                               66.62%
2000                               -3.28%


  During the periods shown in the bar chart, the highest quarterly return was 54.69% (quarter ended December 31, 1999) and the lowest quarterly return was -14.53% (quarter ended September 30, 1998).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods
ended                             SINCE      INCEPTION
December 31, 2000)     1 YEAR   INCEPTION       DATE
-------------------------------------------------------
Class A                (8.59)%    27.87%    11/03/97
Class B                (8.77)     28.68     11/03/97
Class C                (4.89)     29.27     11/03/97
MSCI Europe Index(1)   (8.39)     12.11(2)  10/31/97(2)
-------------------------------------------------------



(1) The Morgan Stanley Capital International Europe Index is an unmanaged index that is designed to represent the performance of developed stock markets in Europe.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(paid directly from
your investment)                      CLASS A   CLASS B   CLASS C
------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       5.50%      None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None(1)    5.00%     1.00%
------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.95%     0.95%     0.95%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            0.39      0.44      0.44
Total Annual Fund
Operating Expenses        1.69      2.39      2.39
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


You may also be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $712    $1,053    $1,417     $2,438
Class B    742     1,045     1,475      2,553
Class C    342       745     1,275      2,726
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $712    $1,053    $1,417     $2,438
Class B    242       745     1,275      2,553
Class C    242       745     1,275      2,726
----------------------------------------------


                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.95% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM European Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes any long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                   CLASS A
                                                                ----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,      NOVEMBER 3, 1997
                                                                --------------------------     TO OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                             $  16.42        $ 12.96          $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.21)         (0.11)           (0.08)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.38           3.58             3.04
==============================================================================================================
    Total from investment operations                                 7.17           3.47             2.96
==============================================================================================================
Less distributions from net investment income                          --          (0.01)              --
==============================================================================================================
Net asset value, end of period                                   $  23.59        $ 16.42          $ 12.96
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     43.67%         26.81%           29.60%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $273,605        $99,148          $76,686
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                              1.69%(c)       1.88%            1.98%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (0.82)%(c)     (0.69)%          (0.58)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $248,209,210.


(d)Ratios of expenses to average net assets excluding waivers was 2.15%.


(e)Annualized.

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,      NOVEMBER 3, 1997
                                                                --------------------------     TO OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                             $  16.20        $ 12.87          $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.38)         (0.22)           (0.18)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.29           3.55             3.05
==============================================================================================================
    Total from investment operations                                 6.91           3.33             2.87
==============================================================================================================
Net asset value, end of period                                   $  23.11        $ 16.20          $ 12.87
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     42.65%         25.87%           28.70%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $169,614        $67,074          $50,121
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                              2.39%(c)       2.63%            2.72%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.52)%(c)     (1.44)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $156,672,483.


(d)Ratios of expenses to average net assets excluding waivers was 2.89%.


(e)Annualized.



                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,      NOVEMBER 3, 1997
                                                                --------------------------     TO OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                              $ 16.21        $ 12.88           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.38)         (0.23)           (0.18)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.30           3.56             3.06
==============================================================================================================
    Total from investment operations                                 6.92           3.33             2.88
==============================================================================================================
Net asset value, end of period                                    $ 23.13        $ 16.21           $12.88
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     42.69%         25.85%           28.80%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $54,164        $11,938           $9,639
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                              2.39%(c)       2.63%            2.72%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.52)%(c)     (1.44)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $42,288,606.


(d)Ratios of expenses to average net assets excluding waivers was 2.89%.


(e)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                         -----------------------------
                         AIM EUROPEAN DEVELOPMENT FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             HTTP://WWW.AIMFUNDS.COM


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM European Development Fund
 SEC 1940 Act file number: 811-6463
------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   EDF-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

       AIM GLOBAL AGGRESSIVE GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

       AIM Global Aggressive Growth Fund seeks to provide above-average long-term growth of capital.

                                                  AIM   --Registered Trademark--

       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

       [AIM LOGO APPEAR HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is above-average long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of small- and medium-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                      ANNUAL
YEAR ENDED                            TOTAL
DECEMBER 31                           RETURNS
-----------                           -------
1995                                   32.15%
1996                                   23.53%
1997                                    4.03%
1998                                    3.93%
1999                                   70.58%
2000                                  (21.98)%


  During the periods shown in the bar chart, the highest quarterly return was 49.33% (quarter ended December 31, 1999) and the lowest quarterly return was -20.76% (quarter ended September 30, 1998).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                        SINCE      INCEPTION
December 31, 2000)                        1 YEAR   5 YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------------------------
Class A                                   (25.69)%  11.11%     13.77%    09/15/94
Class B                                   (25.43)   11.33      14.04     09/15/94
Class C                                   (22.99)      --       6.48     08/04/97
MSCI World Index(1)                       (13.18)   12.12      12.15(2)  08/31/94(2)
MSCI AC World Index(3)                    (13.92)   11.29      11.58(2)  08/31/94(2)
---------------------------------------------------------------------------------------------------



(1) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.


(3) The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets. The fund has elected to use the Morgan Stanley Capital International All Country World Index because it more closely reflects the performance of stocks in which the fund invests.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)             CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)               4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)  None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.87%     0.87%     0.87%
Distribution and/or
Service (12b-1) Fees     0.50      1.00      1.00
Other Expenses           0.28      0.32      0.32
Total Annual Fund
Operating Expenses       1.65      2.19      2.19
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


  You may also be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $635     $971     $1,329     $2,337
Class B    722      985      1,375      2,387
Class C    322      685      1,175      2,524
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $635     $971     $1,329     $2,337
Class B    222      685      1,175      2,387
Class C    222      685      1,175      2,524
----------------------------------------------


                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.87% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.


- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                      CLASS A
                                                            ------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
                                                             2000(a)      1999(a)     1998(a)      1997(a)      1996(a)
                                                            ----------    --------    --------    ----------    --------
Net asset value, beginning of period                        $    21.95    $  15.87    $  17.28    $    15.76    $  13.09
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.28)      (0.17)      (0.10)        (0.15)      (0.09)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.56        6.25       (1.31)         1.67        2.81
========================================================================================================================
    Total from investment operations                              5.28        6.08       (1.41)         1.52        2.72
========================================================================================================================
Less distributions:
  Distributions from net realized gains                          (1.36)         --          --            --       (0.05)
========================================================================================================================
Net asset value, end of period                              $    25.87    $  21.95    $  15.87    $    17.28    $  15.76
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  24.27%      38.31%       8.16%         9.65%      20.83%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,103,740    $852,198    $937,587    $1,242,505    $919,319
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.65%(c)    1.80%       1.75%         1.75%       1.83%
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.96)%(c)  (0.95)%     (0.55)%      (0.88)%     (0.62)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             62%         60%         50%           57%         44%
________________________________________________________________________________________________________________________
========================================================================================================================



(a)Calculated using average shares outstanding.



(b)Does not include sales charges.



(c)Ratios are based on average daily net assets of $1,213,560,798.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                      CLASS B
                                                            ------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------
                                                             2000(a)      1999(a)     1998(a)      1997(a)      1996(a)
                                                            ----------    --------    --------    ----------    --------
Net asset value, beginning of period                        $    21.35    $  15.52    $  17.00    $    15.58    $  13.02
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.42)      (0.27)      (0.19)        (0.24)      (0.17)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.41        6.10       (1.29)         1.66        2.78
========================================================================================================================
    Total from investment operations                              4.99        5.83       (1.48)         1.42        2.61
========================================================================================================================
Less distributions:
  Distributions from net realized gains                          (1.36)         --          --            --       (0.05)
========================================================================================================================
Net asset value, end of period                              $    24.98    $  21.35    $  15.52    $    17.00    $  15.58
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  23.56%      37.56%       8.71%         9.11%      20.09%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,158,979    $926,972    $947,293    $1,241,999    $807,215
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)    2.37%       2.32%         2.30%       2.37%
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (1.50)%(c)  (1.52)%     (1.11)%      (1.44)%     (1.16)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             62%         60%         50%           57%         44%
________________________________________________________________________________________________________________________
========================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Ratios are based on average daily net assets of $1,302,989,286.



                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,          AUGUST 4, THROUGH
                                                              -----------------------------         OCTOBER 31,
                                                              2000(a)    1999(a)    1998(a)           1997(a)
                                                              -------    -------    -------    ----------------------
Net asset value, beginning of period                          $21.35     $15.52     $17.00             $18.39
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.42)     (0.27)     (0.19)             (0.04)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 5.42       6.10      (1.29)             (1.35)
=====================================================================================================================
    Total from investment operations                            5.00       5.83      (1.48)             (1.39)
=====================================================================================================================
Less distributions:
  Distributions from net realized gains                        (1.36)        --         --                 --
=====================================================================================================================
Net asset value, end of period                                $24.99     $21.35     $15.52             $17.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                23.61%     37.56%      8.71%              7.56%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $50,908    $16,325    $13,186             $4,676
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                         2.19%(c)   2.37%      2.34%              2.36%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.50)%(c) (1.52)%    (1.13)%            (1.50)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           62%        60%        50%                57%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $41,785,990.


(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             HTTP://WWW.AIMFUNDS.COM


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference
Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM Global Aggressive Growth Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    GLA-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM GLOBAL GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Global Growth Fund seeks to provide long-term growth of capital.

                                                    AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                 INVEST WITH DISCIPLINE
     --Registered Trademark--                --Registered Trademark--

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                  ANNUAL
YEAR ENDED                        TOTAL
DECEMBER 31                       RETURNS
------------                      -------
1995...........................    30.09%
1996...........................    19.87%
1997...........................    13.85%
1998...........................    22.08%
1999...........................    52.20%
2000...........................   (22.15)%


During the periods shown in the bar chart, the highest quarterly return was 38.05% (quarter ended December 31, 1999) and the lowest quarterly return was -16.94% (quarter ended December 31, 2000).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                             SINCE     INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------
Class A                       (25.84)%  13.47%     14.84%    09/15/94
Class B                       (26.45)   13.71      15.11     09/15/94
Class C                       (23.35)      --       9.69     08/04/97
MSCI AC World Index(1)        (13.92)   11.58      11.29(2)  08/31/94(2)
MSCI World Index(3)           (13.18)   12.12      12.15(2)  08/31/94(2)
-------------------------------------------------------------------------


(1) The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(3) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges. The fund has elected to use the Morgan Stanley Capital International World Index because it more closely reflects the performance of stocks in which the fund invests.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)               CLASS A    CLASS B   CLASS C
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                 4.75%      None     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)     5.00%     1.00%
------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.84%     0.84%     0.84%
Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00
Other Expenses            0.29      0.33      0.33
Total Annual Fund
Operating Expenses        1.63      2.17      2.17
Waiver(2)                 0.03      0.03      0.03
Net Expenses              1.60      2.14      2.14
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Waivers have been restated to reflect current agreements. The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.60% (e.g. if AIM waives 0.03% of Class A expenses, AIM will also waive 0.03% of Class B and Class C expenses).



  You may be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses would be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $633     $965     $1,319     $2,316
Class B    720      979      1,364      2,367
Class C    320      679      1,164      2,503
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $633     $965     $1,319     $2,316
Class B    220      679      1,164      2,367
Class C    220      679      1,164      2,503
----------------------------------------------


                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.83% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are



- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisers, Inc.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)       1999        1998        1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.43    $  17.91    $  16.65    $  14.20    $  12.32
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                            (0.03)      (0.10)      (0.05)      (0.04)      (0.01)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.77        6.12        1.74        2.49        2.11
======================================================================================================================
    Total from investment operations                              2.74        6.02        1.69        2.45        2.10
======================================================================================================================
Less distributions from net realized gains                       (1.34)      (0.50)      (0.43)         --       (0.22)
======================================================================================================================
Net asset value, end of period                                $  24.83    $  23.43    $  17.91    $  16.65    $  14.20
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  11.52%      34.43%      10.43%      17.25%      17.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $796,992    $388,549    $219,050    $178,917    $114,971
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.62%(c)    1.67%       1.70%       1.76%       1.94%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.63%(c)    1.67%       1.70%       1.76%       1.93%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.10)%(c)  (0.57)%     (0.27)%     (0.30)%     (0.13)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            110%         93%         97%         96%         82%
______________________________________________________________________________________________________________________
======================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges.


(c)Ratios are based on average daily net assets of $620,045,047.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------





                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  22.78    $  17.52    $  16.39    $  14.05    $  12.26
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)      (0.23)      (0.15)      (0.11)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.71        5.99        1.71        2.45        2.06
======================================================================================================================
    Total from investment operations                              2.54        5.76        1.56        2.34        2.01
======================================================================================================================
Less distributions from net realized gains                       (1.34)      (0.50)      (0.43)         --       (0.22)
======================================================================================================================
Net asset value, end of period                                $  23.98    $  22.78    $  17.52    $  16.39    $  14.05
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  10.95%      33.69%       9.78%      16.65%      16.60%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $806,409    $425,345    $282,456    $224,225    $121,848
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.16%(c)    2.23%       2.26%       2.29%       2.49%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.17%(c)    2.23%       2.26%       2.29%       2.48%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.64)%(c)  (1.13)%     (0.83)%     (0.83)%     (0.69)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            110%         93%         97%         96%         82%
______________________________________________________________________________________________________________________
======================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Ratios are based on average daily net assets of $678,867,468.



                                                                                   CLASS C
                                                              --------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,        AUGUST 4, THROUGH
                                                              -----------------------------       OCTOBER 31,
                                                              2000(a)    1999(a)    1998(a)          1997
                                                              -------    -------    -------    -----------------
Net asset value, beginning of period                          $22.79     $17.52     $16.39          $17.39
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)     (0.23)     (0.15)          (0.03)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.70       6.00       1.71           (0.97)
================================================================================================================
    Total from investment operations                            2.53       5.77       1.56           (1.00)
================================================================================================================
Less distributions from net realized gains                     (1.34)     (0.50)     (0.43)             --
================================================================================================================
Net asset value, end of period                                $23.98     $22.79     $17.52          $16.39
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                10.90%     33.69%      9.78%          (5.75)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $88,810    $31,356    $11,765          $1,100
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.16%(c)   2.23%      2.26%           2.29%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.17%(c)   2.23%      2.26%           2.29%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.64)%(c) (1.13)%    (0.83)%         (0.83)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                          110%        93%        97%             96%
________________________________________________________________________________________________________________
================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $67,566,969.


(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM Global Growth Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------

[AIM LOGO APPEARS HERE]
--Registered Trademark--

   www.aimfunds.com                 GLG-PRO-1            INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

      AIM GLOBAL INCOME FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Global Income Fund seeks to provide high current income, with a secondary objective of protection of principal and growth of capital.


                                                    AIM--Registered Trademark--


       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is high current income. Its secondary objective is protection of principal and growth of capital. The investment objectives of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds." Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization.

  The portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income or growth of capital. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                 [GRAPH]


                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1995 ...........................................  19.39%
1996 ...........................................  10.30%
1997 ...........................................   7.68%
1998 ...........................................   4.76%
1999 ...........................................  -3.62%
2000 ...........................................   0.85%



  During the periods shown in the bar chart, the highest quarterly return was 6.26% (quarter ended March 31, 1995) and the lowest quarterly return was -2.40% (quarter ended June 30, 1999).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                    SINCE      INCEPTION
December 31, 2000)                    1 YEAR   5 YEARS   INCEPTION      DATE
---------------------------------------------------------------------------------
Class A                               (3.95)%   2.87%      5.26%     09/15/94
Class B                               (4.31)    3.05       5.53      09/15/94
Class C                               (0.55)      --       1.24      08/04/97
Salomon Bros. World Gov't
  Bond Index(1)                        1.59     3.10       5.49(2)   08/31/94(2)
---------------------------------------------------------------------------------



(1) The Salomon Brothers World Government Bond Index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US $25 million. The index measures the performance of the domestic government bond markets in fourteen countries combined.

(2) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.70%     0.70%     0.70%

Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00

Other Expenses            0.51      0.51      0.51
Total Annual Fund
Operating Expenses        1.71      2.21      2.21

Fee Waivers(2)            0.46      0.46      0.46

Net Expenses              1.25      1.75      1.75
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.46% of Class A expenses, AIM will also waive 0.46% of Class B and Class C expenses).



You may be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $641     $988     $1,359     $2,398
Class B    724      991      1,385      2,418
Class C    324      691      1,185      2,544
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $641     $988     $1,359     $2,398
Class B    224      691      1,185      2,418
Class C    224      691      1,185      2,544
----------------------------------------------


                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.24% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                      CLASS A
                                                                ----------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                  2000       1999       1998       1997      1996(a)
                                                                --------    -------    -------    -------    -------
Net asset value, beginning of period                            $   9.72    $ 10.60    $ 10.93    $ 10.85    $ 10.74
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.66       0.67       0.71       0.72       0.79
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.79)     (0.86)     (0.27)      0.21       0.25
====================================================================================================================
    Total from investment operations                               (0.13)     (0.19)      0.44       0.93       1.04
====================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.13)     (0.61)     (0.61)     (0.72)     (0.81)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --         --      (0.07)     (0.13)     (0.12)
--------------------------------------------------------------------------------------------------------------------
  Returns of capital                                               (0.55)     (0.08)     (0.09)        --         --
====================================================================================================================
    Total distributions                                            (0.68)     (0.69)     (0.77)     (0.85)     (0.93)
====================================================================================================================
Net asset value, end of period                                  $   8.91    $  9.72    $ 10.60    $ 10.93    $ 10.85
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                    (1.38)%    (1.94)%     3.95%      9.05%     10.22%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $105,636    $51,077    $58,115    $30,924    $21,926
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.25%(c)   1.25%      1.23%      1.25%      1.25%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.71%(c)   1.67%      1.73%      1.86%      2.02%
====================================================================================================================
Ratio of net investment income to average net assets                6.97%(c)   6.54%      6.38%      6.54%      7.27%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                              184%        93%        47%        61%        83%
____________________________________________________________________________________________________________________
====================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges.


(c)Ratios are based on average daily net assets of $71,384,527.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                      CLASS B
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                 2000       1999       1998       1997      1996(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $  9.72    $ 10.59    $ 10.92    $ 10.84    $ 10.73
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.61       0.62       0.65       0.67       0.74
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.79)     (0.85)     (0.27)      0.21       0.24
===================================================================================================================
    Total from investment operations                              (0.18)     (0.23)      0.38       0.88       0.98
===================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)     (0.56)     (0.55)     (0.67)     (0.75)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --      (0.07)     (0.13)     (0.12)
-------------------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.51)     (0.08)     (0.09)        --         --
===================================================================================================================
    Total distributions                                           (0.63)     (0.64)     (0.71)     (0.80)     (0.87)
===================================================================================================================
Net asset value, end of period                                  $  8.91    $  9.72    $ 10.59    $ 10.92    $ 10.84
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   (1.94)%    (2.37)%     3.38%      8.48%      9.66%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $60,391    $34,423    $36,525    $25,121    $16,787
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)   1.75%      1.75%      1.76%      1.75%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.21%(c)   2.17%      2.25%      2.37%      2.53%
===================================================================================================================
Ratio of net investment income to average net assets               6.47%(c)   6.04%      5.87%      6.03%      6.77%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             184%        93%        47%        61%        83%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Ratios are based on average daily net assets of $43,754,699.

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                    CLASS C
                                                                -----------------------------------------------
                                                                         YEAR ENDED                 AUGUST 4
                                                                         OCTOBER 31,                THROUGH
                                                                -----------------------------     OCTOBER 31,
                                                                 2000       1999       1998         1997(a)
                                                                -------    -------    -------    --------------
Net asset value, beginning of period                            $  9.71    $ 10.59    $ 10.92        $10.76
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.60       0.62       0.66          0.15
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.77)     (0.86)     (0.28)         0.17
===============================================================================================================
    Total from investment operations                              (0.17)     (0.24)      0.38          0.32
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)     (0.56)     (0.55)        (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --      (0.07)        (0.03)
---------------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.51)     (0.08)     (0.09)           --
===============================================================================================================
    Total distributions                                           (0.63)     (0.64)     (0.71)        (0.16)
===============================================================================================================
Net asset value, end of period                                  $  8.91    $  9.71    $ 10.59        $10.92
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   (1.84)%     2.47%      3.39%         2.99%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,780    $ 1,884    $ 1,785        $  242
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)   1.75%      1.73%         1.76%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.21%(c)   2.17%      2.22%         2.37%(d)
===============================================================================================================
Ratio of net investment income to average net assets               6.47%(c)   6.04%      5.88%         6.03%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                             184%        93%        47%           61%
_______________________________________________________________________________________________________________
===============================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $1,752,139.


(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                             ----------------------
                             AIM GLOBAL INCOME FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             HTTP://WWW.AIMFUNDS.COM


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Global Income Fund
SEC 1940 Act file number: 811-6463
----------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   GLI-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

     AIM INTERNATIONAL
     EQUITY FUND
     ---------------------------------------------------------------------------
     AIM International Equity Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
     PROSPECTUS

     MARCH 1, 2001


                                    This prospectus contains important
                                    information about the
                                    Class A, B and C shares of the fund.
                                    Please read it before investing and
                                    keep it for future reference.

                                    As with all other mutual fund
                                    securities, the Securities and
                                    Exchange Commission has not approved
                                    or disapproved these securities
                                    or determined whether the information
                                    in this prospectus is adequate or
                                    accurate. Anyone who tells you
                                    otherwise is committing a crime.

                                    An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.


     [AIM LOGO APPEARS HERE]                              INVEST WITH DISCIPLINE
     --Registered Trademark--                           --Registered Trademark--

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund invests, normally, at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

  At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                 [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1993 ...........................................  45.78%
1994 ...........................................  -3.34%
1995 ...........................................  16.41%
1996 ...........................................  18.98%
1997 ...........................................   5.70%
1998 ...........................................  13.42%
1999 ...........................................  55.08%
2000 ........................................... -25.69%


During the periods shown in the bar chart, the highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return was -14.64% (quarter ended September 30, 1998).


PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                   SINCE    INCEPTION
December 31, 2000)  1 YEAR   5 YEARS   INCEPTION     DATE
------------------------------------------------------------
Class A             (29.78)%  9.20%      11.64%    04/07/92
Class B             (29.63)   9.32        8.93     09/15/94
Class C             (26.88)     --        5.14     08/04/97
MSCI EAFE Index(1)  (14.17)   7.13        9.63(2)  03/31/92(2)
------------------------------------------------------------


(1) The Morgan Stanley Capital International Europe, Australia and Far East Index measures performance of global stock markets in 20 developed countries.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)    5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
-----------------------------------------------------------
Management Fees                0.91%     0.91%     0.91%

Distribution and/or
Service (12b-1) Fees           0.30      1.00      1.00

Other Expenses                 0.27      0.31      0.31

Total Annual Fund
  Operating Expenses           1.48      2.22      2.22

Fee Waiver(2)                  0.04      0.04      0.04

Net Expenses                   1.44      2.18      2.18
-----------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor has contractually agreed to waive 0.05% on average net assets in excess of $500 million.


You may also be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------
Class A....   $692     $992     $1,314     $2,221
Class B....    725      994      1,390      2,386
Class C....    325      694      1,190      2,554
--------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $692     $992     $1,314     $2,221
Class B    225      694      1,190      2,368
Class C    225      694      1,190      2,554
----------------------------------------------


                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2000, the advisor received compensation of 0.87% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------
                                                         2000(a)         1999        1998(a)       1997(a)       1996(a)
                                                        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                    $    21.73    $    17.59    $    16.64    $    15.37    $    13.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.08         (0.03)         0.05          0.04          0.04
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                               0.72          4.49          0.96          1.68          2.07
==========================================================================================================================
    Total from investment operations                          0.80          4.46          1.01          1.72          2.11
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          --         (0.11)        (0.06)        (0.02)        (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.93)        (0.21)           --         (0.43)        (0.38)
==========================================================================================================================
    Total distributions                                      (0.93)        (0.32)        (0.06)        (0.45)        (0.39)
==========================================================================================================================
Net asset value, end of period                          $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                               3.16%        25.73%         6.11%        11.43%        15.79%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $2,325,636    $2,058,419    $1,724,635    $1,577,390    $1,108,395
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.44%(c)      1.48%         1.45%         1.47%         1.58%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.48%(c)      1.52%         1.49%         1.51%         1.60%
==========================================================================================================================
Ratio of net investment income to average net assets          0.30%(c)     (0.14)%        0.28%         0.24%         0.25%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                         87%           86%           78%           50%           66%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Does not include sales charges.


(c) Ratios are based on average daily net assets of $2,554,953,820.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  21.11    $  17.13    $  16.27    $  15.13    $  13.54
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)      (0.17)      (0.09)      (0.09)      (0.07)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.74        4.36        0.95        1.66        2.04
======================================================================================================================
    Total from investment operations                              0.63        4.19        0.86        1.57        1.97
======================================================================================================================
Less distributions from net realized gains                       (0.93)      (0.21)         --       (0.43)      (0.38)
======================================================================================================================
Net asset value, end of period                                $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   2.42%      24.72%       5.29%      10.61%      14.88%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $997,843    $887,106    $744,987    $678,809    $368,355
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)    2.27%       2.22%       2.25%       2.35%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)    2.31%       2.26%       2.28%       2.37%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.44)%(c)  (0.93)%     (0.49)%     (0.53)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             87%         86%         78%         50%         66%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.


(b) Does not include contingent deferred sales charges.


(c) Ratios are based on average daily net assets of $1,120,452,259.

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                                   AUGUST 4,
                                                                   YEAR ENDED OCTOBER 31,           THROUGH
                                                              --------------------------------    OCTOBER 31,
                                                              2000(a)     1999(a)     1998(a)       1997(a)
                                                              --------    --------    --------    -----------
Net asset value, beginning of period                          $  21.13    $  17.14    $  16.27     $  17.64
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)      (0.17)      (0.09)       (0.02)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.73        4.37        0.96        (1.35)
=============================================================================================================
    Total from investment operations                              0.62        4.20        0.87        (1.37)
=============================================================================================================
Less distributions from net realized gains                       (0.93)      (0.21)         --           --
=============================================================================================================
Net asset value, end of period                                $  20.82    $  21.13    $  17.14     $  16.27
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   2.37%      24.76%       5.35%        7.77%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $253,998    $118,208    $ 58,579     $ 12,829
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)    2.27%       2.22%        2.27%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)    2.31%       2.26%        2.30%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.44)%(c)  (0.93)%     (0.49)%      (0.55)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             87%         86%         78%          50%
_____________________________________________________________________________________________________________
=============================================================================================================



(a) Calculated using average shares outstanding.


(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $219,394,811.


(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------


                                      A-1                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--10/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--10/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--10/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--10/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--10/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--10/00                            A-8

                         -----------------------------
                         AIM INTERNATIONAL EQUITY FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246


ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             HTTP://WWW.AIMFUNDS.COM


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM International Equity Fund
 SEC 1940 Act file number: 811-6463
-----------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com   INT-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL EQUITY FUND




              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)



                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919



                                   ----------




          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------





            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001,
      RELATING TO THE AIM ASIAN GROWTH FUND PROSPECTUS DATED MARCH 1, 2001,
        THE AIM EUROPEAN DEVELOPMENT FUND PROSPECTUS DATED MARCH 1, 2001,
      THE AIM GLOBAL AGGRESSIVE GROWTH FUND PROSPECTUS DATED MARCH 1, 2001,
           THE AIM GLOBAL GROWTH FUND PROSPECTUS DATED MARCH 1, 2001,
           THE AIM GLOBAL INCOME FUND PROSPECTUS DATED MARCH 1, 2001,
      AND THE AIM INTERNATIONAL EQUITY FUND PROSPECTUS DATED MARCH 1, 2001

                                TABLE OF CONTENTS



                                                                            PAGE

INTRODUCTION..................................................................1

GENERAL INFORMATION ABOUT THE COMPANY.........................................1

         The Company and its Shares...........................................1

PERFORMANCE...................................................................2

         Total Return Calculations............................................4
         Yield Quotations.....................................................4
         Historical Portfolio Results.........................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................8

         General Brokerage Policy.............................................8
         Allocation of Portfolio Transactions.................................9
         Allocation of IPO Securities Transactions............................9
         Section 28(e) Standards.............................................10
         Transactions with Regular Brokers...................................11
         Brokerage Commissions Paid..........................................11
         Portfolio Turnover..................................................12

INVESTMENT STRATEGIES AND RISKS..............................................12

         All Funds (except Income Fund)......................................13
         Asian Fund..........................................................13
         European Fund.......................................................14
         Aggressive Growth Fund and Growth Fund..............................16
         Income Fund.........................................................17
         Equity Fund.........................................................20
         Real Estate Investment Trusts ("REITs").............................21
         Repurchase Agreements and Reverse Repurchase Agreements.............21
         Lending of Portfolio Securities.....................................22
         Interfund Loans.....................................................22
         Securities Issued on a When-Issued or Delayed Delivery Basis........22
         Short Sales.........................................................23
         Margin Transactions.................................................23
         Illiquid Securities.................................................23
         Rule 144A Securities................................................23
         Foreign Securities..................................................24
         Foreign Exchange Transactions.......................................27
         Equity-Linked Derivatives...........................................27
         Investment in Other Investment Companies............................28
         Temporary Defensive Investments.....................................28

OPTIONS, FUTURES AND CURRENCY STRATEGIES.....................................28

         Introduction........................................................28
         General Risks of Options, Futures and Currency Strategies...........28
         Cover...............................................................29
         Writing Call Options................................................30
         Writing Put Options.................................................30
         Purchasing Put Options..............................................30
         Purchasing Call Options.............................................31
         Over-The-Counter Options............................................31


         Index Options.......................................................32
         Limitations on Options..............................................32
         Interest Rate, Currency and Stock Index Futures Contracts...........32
         Options on Futures Contracts........................................33
         Forward Contracts...................................................33
         Limitations on Use of Futures, Options on Futures and Certain
               Options on Currencies.........................................34

INVESTMENT RESTRICTIONS......................................................34

         Fundamental Restrictions............................................34
         Non-Fundamental Restrictions........................................35

MANAGEMENT...................................................................36

         Directors and Officers..............................................36
         Remuneration of Directors...........................................40
         AIM Funds Retirement Plan for Eligible Directors/Trustees...........41
         Deferred Compensation Agreements....................................42
         Investment Advisory and Other Services..............................43

THE DISTRIBUTION PLANS.......................................................47

         The Class A and C Plan..............................................47
         The Class B Plan....................................................48
         Both Plans..........................................................48

THE DISTRIBUTOR..............................................................52

SALES CHARGES AND DEALER CONCESSIONS.........................................54

REDUCTIONS IN INITIAL SALES CHARGES..........................................57

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS..................................60

HOW TO PURCHASE AND REDEEM SHARES............................................62

         Backup Withholding..................................................63

NET ASSET VALUE DETERMINATION................................................65

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................66

         Reinvestment of Dividends and Distributions.........................66
         Tax Matters.........................................................66
         Qualification as a Regulated Investment Company.....................66
         Fund Distributions..................................................67
         Investment in Foreign Financial Instruments.........................68
         Hedging Transactions................................................68
         PFIC Investments....................................................69
         Redemption or Exchange of Shares....................................70
         Foreign Income Taxes................................................70
         Backup Withholding..................................................71
         Reinstatement Privilege.............................................71
         Foreign Shareholders................................................71
         Miscellaneous Considerations; Effect of Future Legislation..........72

SHAREHOLDER INFORMATION......................................................72


MISCELLANEOUS INFORMATION.....................................................75

         Changes for Certain Account Information..............................75
         Audit Reports........................................................75
         Legal Matters........................................................75
         Custodian and Transfer Agent.........................................75
         Principal Holders of Securities......................................75
         Other Information....................................................79

APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

APPENDIX C...................................................................C-1

FINANCIAL STATEMENTS..........................................................FS

                                  INTRODUCTION


         AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the AIM Asian Growth Fund Prospectus dated March 1, 2001, the AIM European Development Fund Prospectus dated March 1, 2001, the AIM Global Aggressive Growth Fund Prospectus dated March 1, 2001, the AIM Global Growth Fund Prospectus dated March 1, 2001, the AIM Global Income Fund Prospectus dated March 1, 2001, and the AIM International Equity Fund Prospectus dated March 1, 2001 (individually, a "Prospectus" and collectively, the "Prospectuses"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' (hereinafter defined) shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Funds.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in each Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

         The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund (the "Asian Fund"), AIM European Development Fund ( the "European Fund"), AIM Global Aggressive Growth Fund (the "Aggressive Growth Fund"), AIM Global Growth Fund (the "Growth Fund"), AIM Global Income Fund ( the "Income Fund") and AIM International Equity Fund (the "Equity Fund") (individually, a "Fund" and collectively, the "Funds"). Each portfolio of the Company offers Class A, Class B and Class C shares.

         As used in each Prospectus, the term "majority of the outstanding shares" of the Company, of a particular Fund or of a class of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, such Fund or such class.

         The assets received by the Company from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Company's books of account, and are to be charged with the expenses with respect to such Fund and its respective classes. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board of Directors. Each such class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Class A shares, Class B shares and Class C shares of each Fund represent interests in the Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class B shareholders as well as Class A shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the Class A and C Plan). Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Class B shares automatically convert to Class A shares at the end of the month which is eight years after the date of purchase. A pro rata portion of shares from reinvested dividends and distributions convert at the same time. No other shares have conversion rights. Because Class B shares convert into Class A shares, the holders of Class B shares (as well as the holders of Class A shares) of each Fund must approve any material increase in fees payable with respect to that Fund under the Class A and C Plan or a new class of shares into which the Class B shares will convert must be created which will be identical in all material respects to the Class A shares prior to the material increase in fees.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders to elect directors unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act"). Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.


                                   PERFORMANCE

         Each Fund's performance may be quoted in advertising in terms of yield (Income Fund) or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing a Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         Some or all of the Funds may participate in the Initial Public Offering ("IPO") market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which can have a magnified impact if a Fund has a small asset base, such as Asian Fund and European Fund. There is no guarantee that as the Funds' assets grow, they will continue to experience substantially similar performance by investing in IPOs.

         Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age                                 Forbes                               New York Times
Barron's                                        Fortune                              Pension World
Best's Review                                   Hartford Courant                     Pensions & Investment
Broker World                                    Inc.                                 Personal Investor
Business Week                                   Institutional Investor               Philadelphia Inquirer
Changing Times                                  Insurance Forum                      USA Today
Christian Science Monitor                       Insurance Week                       U.S. News & World  Report
Consumer Reports                                Investor's Daily                     Wall Street Journal
Economist                                       Journal of the American              Washington Post
FACS of the Week                                Society of CLU & ChFC                CNN
Financial Planning                              Kiplinger Letter                     CNBC
Financial Product News                          Money                                PBS
Financial Services Week                         Mutual Fund Forecaster
Financial World                                 Nation's Business

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                           Stanger
         Donoghue's                                  Weisenberger
         Mutual Fund Values (Morningstar)            Lipper, Inc.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN CALCULATIONS

         Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, the deduction of charges and expenses and any change in such Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns do not represent the actual year-to-year performance of such Fund. The stated period for quotations of average annual total return will be for periods of one year and the life of a Fund (commencing as of the effective date of its registration statement).

         In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. For Asian Fund, European Fund and Equity Fund total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") or the Class C shares' 1% maximum CDSC into account. For Aggressive Growth Fund, Growth Fund and Income Fund total returns may be quoted with or without taking the Class A shares' 4.75% maximum sales charge, the Class B shares' 5% maximum CDSC or the Class C shares' 1% maximum CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

         Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a share of Income Fund, expressed as an annualized percentage of the maximum offering price per share of Income Fund. Yield is a function of the type and quality of Income Fund's investments, the Fund's maturity and the Fund's operating expense ratio. The standard formula for calculating yield for the Income Fund, is as follows:

                        YIELD = 2[((a-b)/(c x d) + 1)(6)-1]


Where      a =      dividends and interest earned during a stated 30-day period.
                    For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

           b =      expenses accrued during period (net of reimbursement).

           c = the average daily number of shares outstanding during the period.

           d = the maximum offering price per share on the last day of the period.


         The yields for the Class A, Class B and Class C shares of Income Fund for the 30-day period ended October 31, 2000 were as follows:




                                                    With             Without
                                                   Waivers           Waivers
                                                   -------           -------
               Class A...........................   6.80%             6.10%
               Class B...........................   6.64%             5.90%
               Class C...........................   6.64%             5.90%


HISTORICAL PORTFOLIO RESULTS


         Total returns for each of the Funds, with respect to its Class A shares, for the one-year and five-year (if applicable) periods ended October 31, 2000 and since inception (which include the maximum sales charge and reinvestment of all dividends and distributions), were as follows:




                                    Average Annual Total Return                   Cumulative Total Return
                                    ---------------------------                   -----------------------
                                  Periods ended October 31, 2000               Periods ended October 31, 2000
                                  ------------------------------               ------------------------------

                                  One          Five         Since              One         Five        Since
Class A Shares:                   Year         Years      Inception            Year        Years     Inception
---------------                 --------       -----      ---------          --------     -------    ----------
Aggressive Growth Fund           18.39%        14.78%     16.93%**            18.39%       99.24%    160.72%**
Asian Fund                       (6.14)%         N/A       0.55%***           (6.14)%        N/A       1.66%***
European Fund                    35.79%          N/A      30.80%***           35.79%         N/A     123.27%***
Equity Fund                      (2.50)%       10.91%     12.46%*             (2.50)%      67.86%    173.37%*
Growth Fund                       6.18%        16.74%     17.39%**             6.18%      116.79%    167.07%**
Income Fund                      (6.02)%        2.84%      5.00%**            (6.02)%      15.04%     34.81%**


*   The inception date for the Class A shares of Equity Fund was April 7, 1992.

** The inception date for the Class A shares of each of Aggressive Growth Fund, Growth Fund and Income Fund was September 15, 1994.

*** The inception date for the Class A shares of Asian Fund and European Fund was November 3, 1997.


         Total returns for each of the Funds, with respect to its Class B shares, for the one-year and five-year (if applicable) periods ended October 31, 2000 and since inception (which include the contingent deferred sales charge applicable to the period and reinvestment of all dividends and distributions) were as follows:


                                  Average Annual Total Return                    Cumulative Total Return
                                  ---------------------------                    -----------------------
                                 Periods ended October 31, 2000              Periods ended October 31, 2000
                                 ------------------------------              ------------------------------

                                  One         Five        Since               One        Five        Since
Class B Shares:                   Year        Years     Inception            Year        Years      Inception
---------------                 --------      -----     ---------          --------     -------     ---------
Aggressive Growth Fund           18.56%       15.02%     17.23%*            18.56%      101.35%     164.76%*
Asian Fund                       (6.34)%        N/A       0.71%**           (6.34)%        N/A        2.13%**
European Fund                    37.72%         N/A      31.75%**           37.72%         N/A      128.20%**
Equity Fund                      (2.51)%      11.05%     10.00%*            (2.51)%      68.90%      79.27%*
Growth Fund                       5.90%       17.02%     17.70%*             5.90%      119.40%     171.45%*
Income Fund                      (6.52)%       3.03%      5.29%*            (6.52)%      16.07%      37.13%*


* The inception date for the Class B shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was September 15, 1994.

** The inception date for the Class B shares of each of Asian Fund and European Fund was November 3, 1997.


         Total returns for each of the Funds, with respect to its Class C shares for the one-year period ended October 31, 2000 and since inception (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:




                               Average Annual Total Return          Cumulative Total Return
                               ---------------------------          -----------------------
                              Periods ended October 31, 2000      Periods ended October 31, 2000
                              ------------------------------      ------------------------------

                                   One              Since             One               Since
Class C Shares:                   Year           Inception            Year            Inception
---------------                 --------         ---------          --------          ---------
Aggressive Growth Fund           22.61%           11.79%*            22.61%            43.51%*
Asian Fund                       (2.30)%           1.65%**           (2.30)%            5.03%**
European Fund                    41.75%           32.37%**           41.75%           131.40%**
Equity Fund                       1.38%            6.89%*             1.38%            24.10%*
Growth Fund                       9.90%           14.12%*             9.90%            53.41%*
Income Fund                      (2.75)%           0.59%*            (2.75)%            1.94%*


* The inception date for the Class C shares of each of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund was August 4, 1997.

** The inception date for the Class C Shares of each of Asian Fund and European Fund was November 3, 1997.


         During the one-year period ended October 31, 2000, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,184, $939, $1,358, $975, $1,062 and $940, respectively, assuming the maximum sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date for Asian Fund and European Fund) through October 31, 2000, and the five-year period ended October 31, 2000, for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,992, $1,017, $2,233, $1,679, $2,168 and $1,150, respectively, assuming the maximum sales charge was paid and all distributions were reinvested.

         During the one-year period ended October 31, 2000, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,186, $937, $1,377, $975, $1,059 and $935, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date for Asian Fund and European Fund) through October 31, 2000, and the five-year period ended October 31, 2000, for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $2,013, $1,021, $2,282, $1,689, $2,194 and $1,161, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

         During the one-year period ended October 31, 2000, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,226, $977, $1,418, $1,014, $1,099 and $972, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period November 3, 1997 (inception date of Asian Fund and European Fund) through October 31, 2000, and for the period August 4, 1997 (inception date for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund) through October 31, 2000, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,435, $1,050, $2,314, $1,241, $1,534, and $1,019, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services. Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as indices of stocks comparable to those in which the Funds invest, as well as the following:


Standard & Poor's 400 Midcap Index                          Dow Jones Industrial Average
Standard & Poor's Composite Index                           Lipper European Funds Index
   of 500 Stocks                                            Lipper International Funds Index
Consumer Price Index                                        Morgan Stanley Capital International Indices,
Bond Buyer Index                                              including:
NASDAQ                                                        EAFE Index
COFI                                                          AC Asia Free Ex-Japan
First Boston High Yield Index                                 Europe Index
The Financial Times - Actuaries World Indices                 World Index
   (a wide range of comprehensive measures                    AC World Index
   of stock price performance for the world's               Lehman World Government Bond Fund
   major stock markets and regional areas)                  Salomon Bros World Gov't Bond Index
                                                            Russell 2000 Stock Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 Day Treasury Bills

         Advertising for the Income Fund may from time to time include discussions of general economic conditions and interest rates.

         From time to time, each Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, each Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Funds may disclose (i) the largest holdings in the Funds' portfolios, (ii) certain selling group members and/or (iii) certain institutional shareholders.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for the Funds, selects broker-dealers, effects the Funds' investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded over-the-counter, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Fund transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, the Funds may purchase or sell a security from or to another AIM Fund or account and may invest in affiliated money market funds, provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by a Fund and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among such Fund and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Funds' ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Funds. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocation, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When an AIM Fund and/or account with substantially identical investment objectives and policies participates in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund participates, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.


SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to them, Funds may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fees paid by the Funds are not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS


         As of October 31, 2000, International Equity Fund had common stock holdings in OM Gruppen A.B. having a market value of $2,038,377. As of October 31, 2000, European Development Fund had common stock holdings in OM Gruppen A.B. having a market value of $451,980. As of October 31, 2000, Aggressive Growth Fund had common stock holdings of OM Gruppen A.B. having a market value of $2,179,509. OM Gruppen A.B. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

         As of October 31, 2000, Global Growth Fund had common stock holdings in Morgan Stanley Dean Witter & Co. having a market value of $25,499,219. Morgan Stanley Dean Witter & Co. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

         As of October 31, 2000, Global Growth Fund had common stock holdings in Goldman Sachs Group, Inc. having a market value of $7,985,000. Goldman Sachs Group, Inc. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

         As of October 31, 2000, Global Income Fund had investments in Lehman Brothers Holdings Inc. having a market value of $2,741,450. Lehman Brothers Holdings Inc. is a regular broker/dealer of the Company, as defined in Rule 10b-1.

         As of October 31, 2000, Global Income Fund had investments in Merrill Lynch & Co. having a market value of $910,380. Merrill Lynch & Co. is a regular broker/dealer of the Company, as defined in Rule 10b-1.



         As of October 31, 2000, International Equity Fund had common stock holdings of BNP Paribas having a market value of $67,102,925. As of October 31, 2000, European Fund had common stock holdings of BNP Paribas having a market value of $7,734,189. As of October 31, 2000, Global Growth Fund had common stock holdings of BNP Paribas having a market value of $20,521,036. BNP Paribas is a regular broker/dealer of the Company, as defined in Rule 10b-1.



         As of October 31, 2000, International Equity Fund had common stock holdings of Societe Generale having a market value of $41,845,782. As of October 31, 2000, European Fund had common stock holdings of Societe Generale having a market value of $3,661,967. Societe Generale is a regular broker/dealer of the Company, as defined in Rule 10b-1.


BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 2000, 1999 and 1998, Aggressive Growth Fund paid brokerage commissions of $4,389,277, $4,648,141 and $5,519,840, respectively. For the fiscal year ended October 31, 2000, AIM allocated certain of Aggressive Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $127,480,187 and the related brokerage commissions were $123,730.

         For the fiscal years ended October 31, 2000, 1999 and 1998, Equity Fund paid brokerage commissions of $12,585,724, $9,975,166 and $8,743,049, respectively. For the fiscal year ended October 31, 2000, AIM allocated certain of Equity Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $91,153,894 and the related brokerage commissions were $165,313.

         For the fiscal years ended October 31, 2000, 1999 and 1998, Growth Fund paid brokerage commissions of $3,310,002, $1,919,718 and $1,482,482, respectively. For the fiscal year ended October 31, 2000, AIM allocated certain of Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $77,411,443 and the related brokerage commissions were $90,140.

         For the fiscal years ended October 31, 2000, 1999 and 1998, Income Fund paid brokerage commissions of $0, $813 and $2,638, respectively.

         For the fiscal year ended October 31, 2000, 1999, and the period November 3, 1997 to October 31, 1998, European Fund paid brokerage commissions of $2,421,258, $915,158 and $563,626, respectively. For the fiscal year ended October 31, 2000, AIM allocated certain of European Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $36,902,441 and the related brokerage commissions were $72,252.

         For the fiscal year ended October 31, 2000, 1999, and the period November 3, 1997 to October 31, 1998, Asian Fund paid brokerage commissions of $399,380, $327,148 and $75,694, respectively. For the fiscal year ended October 31, 2000, AIM allocated certain of Asian Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $35,346 and the related brokerage commissions were $125.


PORTFOLIO TURNOVER

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective(s), regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables of the Fund's prospectus. A high rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Tax Matters."


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's non-fundamental investment objective(s) is set forth in the Prospectuses under the heading "Investment Objective and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with that investment program are discussed in the Prospectuses under the heading "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Directors without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security. Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase.

         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings, reverse repurchase agreements and dollar roll transactions will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

ALL FUNDS (EXCEPT INCOME FUND)

         In managing the Funds, AIM seeks to apply to each of the diversified portfolios of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. Each of the Funds will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by each of the Funds. It is anticipated that common stocks will be the principal form of investment of the Funds. The portfolio of each of the Funds is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in earnings.

         If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by a Fund regardless of the location of the company or their percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for these Funds including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

         AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by a Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. In addition, the value of the Fund's investments that are denominated in a foreign currency may be affected by changes in currency exchange rates. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities.

ASIAN FUND

         The investment objective of the Asian Fund is to provide long-term growth of capital.

         The Asian Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities, the issuers of which are located in Asia, and which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the Asian Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         Under normal market conditions the Asian Fund will invest at least 65% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of Asian companies. The Asian Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of Asian issuers. The Asian Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asian companies. The Asian Fund will not invest in Japanese securities. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change.

         The Asian Fund considers an issuer of securities to be an Asian company if: (i) it is organized under the laws of a country in Asia and has a principal office in a country in Asia; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Asia; or (iii) its equity securities are traded principally on a stock exchange in Asia or in an over-the-counter market in Asia. The Asian Fund also considers shares of Asian closed-end management investment companies, the assets of which are invested primarily in Asian equity securities, to be securities of Asian companies.

         There are no prescribed limits on geographic asset distribution within Asia. Under normal market conditions, at least three countries will be represented in the Asian Fund's portfolio of investments. The Asian Fund intends to invest in securities of issuers in Asia as well as countries such as Australia and New Zealand. The Asian Fund may invest, without limit, in "developing" countries or "emerging markets." For a description of the risk factors associated with investment in emerging markets, see "Investment Strategies and Risks - Foreign Securities-Emerging Markets."

         A description of other investment strategies Asian Fund may pursue follows after the section entitled "Investment Strategies and Risks - Equity Fund."

         The Asian Fund considers issuers of securities located in the following countries to be Asian issuers:


         Bangladesh           Indonesia       Philippines            Thailand
         China                Korea           Singapore              Vietnam
         Hong Kong            Malaysia        Sri Lanka
         India                Pakistan        Taiwan

         In addition to Asian issuers, Asian Fund may invest up to 35% of its total assets in securities of non-Asian issuers. The following is a list of some of the non-Asian countries in which Asian Fund may invest from time to time:


         Australia            New Zealand

EUROPEAN FUND

         The investment objective of the European Fund is to provide long-term growth of capital.

         The European Fund seeks to achieve its investment objective by investing in a diversified portfolio of European equity securities, the issuers of which are considered by AIM to have strong earnings momentum or demonstrate other potential for capital appreciation. Any income realized by the European Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         Under normal market conditions the European Fund will invest at least 80% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of European companies. The European Fund may satisfy the foregoing requirement in part by investing in the securities of European issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of European issuers. The European Fund may also satisfy such requirement by investing up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European issuers. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization.

         The European Fund considers an issuer of securities to be a European company if; (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe or in an over-the-counter market in Europe. The European Fund also considers European equity securities of closed-end management investment companies, the assets of which are invested primarily in European equity securities, to be securities of European companies.

         There are no prescribed limits on geographic asset distribution within the European community. Under normal market conditions, at least three European countries will be represented in the European Fund's portfolio of investments. The European Fund intends to invest in securities of issuers in Western Europe (such as the United Kingdom, Germany and the Netherlands) as well as companies of issuers in Eastern Europe (such as Croatia, the Czech Republic, Russia and Turkey). Many of the countries in Eastern Europe are "developing" countries or "emerging markets." The European Fund may invest up to 65% of its total assets in securities of European issuers located in "developing" countries or "emerging markets." The European Fund may invest up to 20% of its total assets in securities of non-European companies.

         A description of other investment strategies European Fund may pursue follows after the section entitled "Investment Strategies and Risks - Equity Fund."

         European Fund considers issuers of securities located in the following countries to be European issuers:


         Austria                   Germany            Netherlands         Slovenia
         Belgium                   Greece             Norway              Spain
         Croatia                   Hungary            Poland              Sweden
         Czech Republic            Ireland            Portugal            Switzerland
         Denmark                   Italy              Romania             Turkey
         Finland                   Liechtenstein      Russia              Ukraine
         France                    Luxembourg         Slovakia            United Kingdom

         In addition to European issuers, European Fund may invest up to 20% of its total assets in securities of non-European issuers. The following is a list of some of the non-European countries in which European Fund may invest from time to time:


         Bermuda         Israel    South Africa       United States
         Egypt

         The above lists may include foreign countries that have not yet been approved by the Company's advisor. European Fund will only invest in foreign countries that have been approved by the advisor.

         The word "Development" in European Fund's name is designed to address the general restructuring taking place in Europe as well as a more dramatic political and economic restructuring taking place in regions such as Eastern Europe. Also consistent with the name, the Fund has the ability to invest a significant portion of its total assets in securities issued in emerging markets.

         PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. European Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

         In certain jurisdictions, the ability of foreign entities, such as European Fund, to participate in privatizations may be limited by local law, or the price or terms on which European Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

         In the case of the enterprises in which European Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

         Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management changes. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

         Prior to privatization, most of the state enterprises in which European Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

AGGRESSIVE GROWTH FUND AND GROWTH FUND

         Aggressive Growth Fund and Growth Fund have their own investment objective and investment program as discussed herein.

         The investment objective of Aggressive Growth Fund is to provide above-average long-term growth of capital appreciation.

         Aggressive Growth Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.

         The Aggressive Growth Fund will invest in companies throughout the world which AIM believes possess exceptional growth potential that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by Aggressive Growth Fund may fluctuate widely. Any income received from securities held by Aggressive Growth Fund will be incidental, and an investor should not consider a purchase of shares of Aggressive Growth Fund as equivalent to a complete investment program. Aggressive Growth Fund will emphasize investment in small to medium-sized companies, but its strategy does not preclude investment in large, seasoned companies which in AIM's judgment possess superior potential returns similar to companies with formative growth profiles. Aggressive Growth Fund will also invest in established smaller companies (under $1 billion in market capitalization) which in AIM's judgment offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources or may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less


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frequently, it may be more difficult for Aggressive Growth Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which Aggressive Growth Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of Aggressive Growth Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

         The investment objective of Growth Fund is to provide long-term growth of capital.

         Growth Fund seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment section, and any such income should be considered incidental.

         Under normal market conditions, Aggressive Growth Fund and Growth Fund will invest 65% of their respective total assets in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. Each of these Funds may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. Each of Aggressive Growth Fund and Growth Fund may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

         Under normal market conditions, the assets of each of Growth Fund and Aggressive Growth Fund will be invested in the securities of companies located in at least four different countries, including the United States. Aggressive Growth Fund and Growth Fund will each emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). Growth Fund and Aggressive Growth Fund may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of this industrial cycle.

         Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries.

         A description of other investment strategies Aggressive Growth Fund and Growth Fund may pursue follows the section entitled "Investment Strategies and Risks."

INCOME FUND

         Income Fund's primary investment objective is to provide a high level of current income. As a secondary objective the Fund seeks preservation of principal and capital appreciation.

         The Fund seeks to achieve its objectives by investing in a portfolio of U.S. and foreign government and corporate debt securities. Income Fund intends to invest in (i) foreign government securities, (ii) securities issued by supranational organizations (such as the World Bank), (iii) foreign and domestic corporate debt securities, including lower-rated or unrated U.S. dollar-denominated high yield corporate debt securities, commonly known as "junk bonds" and (iv) U.S. Government securities, including U.S. Government Agency mortgage-backed securities.


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         Income Fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational issuer. Income Fund will generally invest in the securities of issuers located in at least four countries, including the United States.

         Income Fund will invest in securities issued by governments and companies throughout the world, but expects that it will invest primarily in securities of issuers in industrialized countries with established securities markets, such as Western European countries, Canada, Japan, Australia, New Zealand and the United States. Income Fund may, however, invest up to 20% of its total assets in securities of issuers in developing countries such as Turkey, Poland and Mexico.

         Although Income Fund will invest at least 65% of its total assets in non-convertible debt securities of foreign and domestic issuers, it may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers. Income Fund may also invest up to 10% of its total assets in convertible debt securities of foreign and domestic issuers.

         Income Fund may invest less than 35% of its total assets in high yield debt securities (i.e., "junk bonds"). Such securities, at the time of purchase, are rated below investment grade or are determined by AIM to be non-investment grade quality. For a description of the various rating categories of corporate debt securities in which Income Fund may invest, see Appendix B. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a debt security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, AIM continuously monitors the issuers of high yield bonds in Income Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so that Income Fund can meet redemption requests. The achievement of Income Fund's investment objective may be more dependent on AIM's own credit analysis than might be the case for a fund which invests in higher quality bonds. Income Fund may retain a portfolio security whose ratings has been changed.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.


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


         Securities issued by the U.S. Treasury (notes, bonds and bills) are supported by the full faith and credit of the United States government, while certain securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States. These agency securities include both obligations supported by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank) and obligations supported by the credit of the agency or instrumentality (such as Federal National Mortgage Association bonds). Similarly, obligations of foreign governments include obligations issued by national, provincial, state or other governments that have taxing authority over their local populations, or by agencies of such governments that may be supported by the full faith and credit of the governmental entity, or solely by the credit of such agency.

         Supranational organizations include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

         The value of the debt securities in which Income Fund invests will change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding long-term debt securities will generally decline, and during periods of falling interest rates, the values of such securities will generally rise. Such changes will affect the net asset value per share of Income Fund. Longer-term fixed income securities tend to be subject to greater fluctuations in price than shorter-term securities.

         For a discussion of certain risks associated with investments in high yield securities (i.e., "junk bonds"), foreign securities and non-diversified funds, see "Principal Risks of Investing in the Fund" in the Fund's Prospectus. A description of other investment strategies Income Fund may pursue follows after the section below entitled "Investment Strategies and Risks - Equity Fund."

         DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risk, Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar roll transactions are considered to be borrowings under the 1940 Act.

         U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. Income Fund may invest in U.S. Government Agency Mortgage Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Government Agency Mortgage-Backed

Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. GNMA, FNMA, and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix C for a more complete description of these securities.

         Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to decline as interest rates rise and increase as interest rates decline.

         NON-DIVERSIFIED PORTFOLIO. Income Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. The Fund is subject to the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies. To qualify as a regulated investment company, the Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or businesses.

EQUITY FUND

         The investment objective of the Equity Fund is to provide long-term growth of capital. Any income realized by the Equity Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         Under normal market conditions the Equity Fund will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter-market. The Equity Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Equity Fund may satisfy the foregoing requirements in part by investing in the securities of foreign issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers.

         Under normal market conditions, the Equity Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Equity Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Equity Fund may also invest in the securities of companies located in developing countries


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


(such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

         Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 20% of the Equity Fund's total assets in foreign companies in developing countries.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

         To the extent consistent with the Funds' investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 5% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, environmental liability risks, risks related to general and local economic condition, adverse change in the climate for real estate, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible reduced levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but


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


not limited to those which have been stripped of their interest payments and mortgage backed securities) and commercial paper.

         A reverse repurchase agreement involves the sale of securities held by a Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the applicable Fund will segregate liquid assets having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by a Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33-1/3% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Funds' investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

         Each Fund may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Funds and others. Each Fund may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by a broker effectuating a transaction.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment of the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery


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securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable. If a Fund purchases a when-issued security or enters into a delayed delivery agreement, the Fund's custodian bank will segregate cash or liquid securities in an amount at least equal to the when-issued commitment or delayed delivery agreement commitment.

SHORT SALES

         Each Fund may from time to time make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of a Fund's total assets be deposited or pledged as collateral for such sales at any time.

MARGIN TRANSACTIONS

         None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

ILLIQUID SECURITIES

         Each Fund may invest up to 15% of its net assets in securities that are illiquid, including restricted securities which are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933.

         Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933 are unregistered securities, each Fund may purchase Rule 144A securities without regard to the 15% limitation described above provided that a determination is made that such securities have a readily available trading market.

RULE 144A SECURITIES

         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the
(i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is


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no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

         Each of the Funds may invest in foreign securities. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Each Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement


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its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments. Individual foreign economies may also differ favorably or unfavorably from the United States economy in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position, which may likewise affect the Fund's investments. Moreover, foreign legal systems may be affected by the prevailing political climate and the Fund may not be able to obtain legal remedies or enforce judgments in those courts.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

         EMERGING MARKETS. General. A developing country or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the developed European countries (primarily in Western Europe), the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore. The characteristics of markets can change over time. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Funds' assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As desirable opportunities to invest in securities in emerging markets develop, the Funds may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. AIM believes that these characteristics can be expected to continue in the future.

         Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets for certain developing markets. Economies in emerging markets generally are heavily dependent upon international trade and accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

         Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Funds to make intended securities purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Funds to the risk of losses resulting from the Funds' inability to recover from a counterparty.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Funds' portfolio securities in such markets may not be readily available. The Funds' portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Investment in certain emerging markets securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

         Eastern European Markets. European Fund intends to invest in the securities of issuers domiciled in Eastern European countries. Investment in the securities of issuers in Eastern European markets involves certain additional risks not involved in investment in securities of issuers in more developed markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies which may limit European Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack of developed legal structures governing private and foreign investments and private property.

         Eastern European capital markets are emerging in a dynamic political and economic environment brought about by the recent events there that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that the Eastern Europe capital markets will continue to present viable investment opportunities for European Fund. In the past, Eastern European governments have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not recur. In such an event, it is possible that European Fund could lose the entire value of its investments in the affected Eastern European markets.

         The currencies of Eastern European countries are not, at present, freely convertible into other currencies. Also, certain Eastern European authorities presently require that securities of certain Eastern European issuers be held by custodians in Eastern Europe. At this time, it is possible that certain Eastern European countries may not have available institutions qualified under the 1940 Act to hold European Fund assets. Therefore, European Fund may need to seek an exemptive order from the SEC prior to investing in certain Eastern European countries. There is no assurance that the SEC would issue such an order.

         Reforms currently underway and anticipated throughout Eastern Europe are directed at political and economic liberalization, with efforts to develop increasingly market-oriented economies and to decentralize the economic and political decision-making processes currently in the forefront. There can be no assurance that these reforms will continue or, if continued, will achieve their goals; in addition, there is the possibility that reforms may be reversed in the future.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies, and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. For hedging purposes, Asian Fund, European Fund and Equity Fund may also purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

EQUITY-LINKED DERIVATIVES

         Each of the funds other than Income Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investment in Other Investment Companies."

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies, to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

TEMPORARY DEFENSIVE INVESTMENTS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see Appendix B to this Statement of Additional Information.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.


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


         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


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


WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         Each of the Funds may purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


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         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to

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expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Securities" in this Statement of Additional Information.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transactions. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on an CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that Income Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% of more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. (This restriction does not apply to Income Fund.)

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Directors has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

NON-FUNDAMENTAL RESTRICTIONS


         The following non-fundamental investment restrictions apply to each of the Funds, except that Income Fund is not subject to restriction (1). They may be changed for any Fund without approval of that Fund's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. (This restriction does not apply to Income Fund.)

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.


                                   MANAGEMENT

         The overall management of the business and affairs of the Funds and the Company is vested in the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company on behalf of one or more of the Funds, and persons or companies furnishing services to a Fund. The day-to-day operations of each Fund are delegated to its officers of the Company and to AIM, subject always to the objectives, restrictions and policies of the applicable Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.


                                             POSITIONS HELD         PRINCIPAL OCCUPATION DURING AT LEAST
         NAME, ADDRESS AND AGE               WITH REGISTRANT        THE PAST 5 YEARS
----------------------------------------- ---------------------- ---------------------------------------------------
*ROBERT H. GRAHAM(54)                          Director,         Director, President and Chief Executive Officer,
                                             Chairman and        A I M Management Group Inc.; Director and
                                               President         President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company; and
                                                                 Director and Vice Chairman, AMVESCAP PLC.

BRUCE L. CROCKETT(56)                          Director          Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

OWEN DALY II(76)                               Director          Formerly, Director, Cortland Trust, Inc.
Six Blythewood Road                                              (investment company), CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.


ALBERT R. DOWDEN(59)                           Director          Chairman of the Board of Directors, Cortland
1815 Central Park Drive                                          Trust, Inc. (investment company) and DHJ Media,
P.O. Box 774000-PMB #222                                         Inc.; and Director, Magellan Insurance Company.
Steamboat Springs, CO  80477                                     Formerly, Director, President and Chief Executive
                                                                 Officer, Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

---------------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.


                                             POSITIONS HELD         PRINCIPAL OCCUPATION DURING AT LEAST
         NAME, ADDRESS AND AGE               WITH REGISTRANT        THE PAST 5 YEARS
----------------------------------------- ---------------------- ---------------------------------------------------
EDWARD K. DUNN, JR.(65)                        Director          Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza, 8th Floor,                                      Mercantile Mortgage Corp.; Vice Chairman of the
Suite 805                                                        Board of Directors, President and Chief Operating
Baltimore, MD 21201                                              Officer, Mercantile - Safe Deposit & Trust Co.;
                                                                 and President, Mercantile Bankshares.

JACK M. FIELDS(49)                             Director          Chief Executive Officer, Twenty First Century
434 New Jersey Avenue, S.E.                                      Group, Inc. (a governmental affairs company).
Washington, D.C.  20003                                          Formerly, Member of the U.S. House of
                                                                 Representatives.

**CARL FRISCHLING(64)                          Director          Partner, Kramer, Levin, Naftalis & Frankel LLP
  919 Third Avenue                                               (law firm).
  New York, NY  10022

PREMA MATHAI-DAVIS(50)                         Director          Formerly, Chief Executive Officer, YWCA of the
370 East 76th Street                                             USA.
New York, NY  10021

LEWIS F. PENNOCK(58)                           Director          Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

LOUIS S. SKLAR(61)                             Director          Executive Vice President, Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

GARY T. CRUM(53)                          Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President,
                                                                 A I M Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director,
                                                                 A I M Distributors, Inc. and AMVESCAP PLC.

----------
** A director who is an "interested person" of the Company as defined in the 1940 Act.


                                             POSITIONS HELD         PRINCIPAL OCCUPATION DURING AT LEAST
         NAME, ADDRESS AND AGE               WITH REGISTRANT        THE PAST 5 YEARS
----------------------------------------- ---------------------- ---------------------------------------------------
CAROL F. RELIHAN(46)                           Senior Vice       Director, Senior Vice President, General Counsel
                                              President and      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                Secretary        President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President
                                                                 and General Counsel, Fund Management Company;
                                                                 Vice President, A I M Capital Management, Inc.
                                                                 and A I M Distributors, Inc.; and General Counsel
                                                                 and Vice President, A I M Fund Services, Inc.

DANA R. SUTTON(42)                          Vice President and   Vice President and Fund Controller, A I M
                                                Treasurer        Advisors, Inc.; and Assistant Vice President and
                                                                 Assistant Treasurer, Fund Management Company.

ROBERT G. ALLEY(52)                          Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.

MELVILLE B. COX(57)                          Vice President      Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc.,
                                                                 A I M Distributors, Inc., A I M Fund Services,
                                                                 Inc. and Fund Management Company.

EDGAR M. LARSEN(60)                          Vice President      Vice President, A I M Capital Management, Inc.
----------------------------------------- ---------------------- ---------------------------------------------------



         The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Capitalization Committee are Messrs. Graham (Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable fund's prospectus, up to the Company's authorized capital.


         The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis, between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.


         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and (ii) that the Nominating and Compensation Committee or the Board of Directors, as applicable, shall make the final determination of persons to be nominated.

         All of the Company's directors also serve as directors or trustees of some or all of the investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

REMUNERATION OF DIRECTORS

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each director of the Company:


                                                RETIREMENT
                                                 BENEFITS            TOTAL
                             AGGREGATE           ACCRUED         COMPENSATION
                           COMPENSATION     BY ALL APPLICABLE  FROM ALL APPLICABLE
     DIRECTOR              FROM COMPANY(1)     AIM FUNDS(2)       AIM FUNDS(3)
-------------------        ---------------  -----------------  -------------------
Charles T. Bauer(4)          $       0          $       0          $       0

Bruce L. Crockett                7,875             60,951            111,500

Owen Daly II                     7,875             97,195            111,500

Albert R. Dowden(5)                  0                  0             13,435

Edward K. Dunn, Jr               7,875             22,138            111,500

Jack Fields                      7,731             23,019            108,500

Carl Frischling(6)               7,875            107,507            111,500

Robert H. Graham                     0                  0                  0

Prema Mathai-Davis               7,723             22,606            111,500

Lewis F. Pennock                 7,875             67,995            111,500

Louis S. Sklar                   7,685             87,538            111,000



(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 2000, including earnings was $59,831.

(2) During the fiscal year ended October 31, 2000, the total amount of expenses allocated to the Company in respect of such retirement benefits was $30,382. Data reflect compensation earned for the calendar year ended December 31, 2000.


(3) Each director serves as director or trustee of at least 12 registered investment companies advised by AIM. Data reflects total compensation earned during the calendar year ended December 31, 2000.


(4) Mr. Bauer was a director and officer until September 30, 2000, when he retired.

(5)      Mr. Dowden was elected to serve as a Director on December 14, 2000.

(6) The Company paid the law firm of Kramer Levin Naftalis & Frankel LLP $35,567 in legal fees for services provided to the Funds during the fiscal year ended October 31, 2000. Mr. Frischling, a director of the Company, is a partner in such firm.



AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, a director becomes eligible to retire and to receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the plan are not secured or funded by any Applicable AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock, and Sklar and Dr. Mathai-Davis are 13, 13, 0, 2, 3, 23, 19, 11 and 2 years, respectively.


                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT



Number of Years of
 Service with the
  Applicable AIM              Estimated Annual Benefits Upon
     Funds                              Retirement
------------------            -------------------------------
     10                                 $75,000

      9                                 $67,500

      8                                 $60,000

      7                                 $52,500

      6                                 $45,000

      5                                 $37,500


DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Director's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY AND OTHER SERVICES


         AIM serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement dated June 21, 2000 (the "Investment Advisory Agreement"). AIM was organized in 1976, and together with its subsidiaries, advises or manages approximately 130 investment portfolios encompassing a broad range of investment objectives. AIM is a direct wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management" herein.


         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Company, on behalf of the Funds, has entered into the Investment Advisory Agreement and a Master Administrative Services Agreement dated June 21, 2000 ("Administrative Services Agreement"), with AIM. A prior investment advisory agreement with substantially similar terms to the Investment Advisory Agreement and a prior administrative services agreement with substantially similar terms to the Administrative Services Agreement, were in effect prior to June 21, 2000.

         Under the terms of the Investment Advisory Agreement, AIM supervises aspects of the Funds' operations and provides investment advisory services to the Funds.

         The Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of each Fund in connection with membership in investment company organizations; and the cost of printing copies of prospectuses and statements of additional information distributed to each Fund's shareholders.

         The Investment Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually (i) (a) by the Company's Board of Directors or (b) by the vote of a majority of the outstanding voting securities of each Fund and (ii) by the affirmative vote of a majority of the directors who are not parties to the Investment Advisory Agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each Fund or AIM may terminate the Investment Advisory Agreement with respect to that Fund on sixty
(60) days' written notice without penalty. The Investment Advisory Agreement automatically terminates in the event of its assignment.

         Under the Investment Advisory Agreement, AIM is entitled to receive from each Fund a fee calculated at the following annual rates based on the average daily net assets of the Fund:


                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND

        Net Assets                                                           Annual Rate
        ----------                                                           -----------
        First $500 million..................................................    0.95%
        Over $500 million...................................................    0.90%

                        AIM GLOBAL AGGRESSIVE GROWTH FUND


        Net Assets                                                           Annual Rate
        ----------                                                           -----------
        First $1 billion....................................................    0.90%
        Over $1 billion.....................................................    0.85%

                             AIM GLOBAL GROWTH FUND


        Net Assets                                                           Annual Rate
        ----------                                                           -----------
        First $1 billion....................................................    0.85%
        Over $1 billion.....................................................    0.80%

                             AIM GLOBAL INCOME FUND


        Net Assets                                                           Annual Rate
        ----------                                                           -----------
        First $1 billion....................................................    0.70%
        Over $1 billion.....................................................    0.65%

                          AIM INTERNATIONAL EQUITY FUND


        Net Assets                                                           Annual Rate
        ----------                                                           -----------
        First $1 billion....................................................    0.95%
        Over $1 billion.....................................................    0.90%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed to waive advisory fees under the Investment Advisory Agreement in order to achieve the following annual fee structure for Equity Fund: 0.95% of the first $500 million of Equity Fund's average daily net assets; 0.90% of the next $500 million of Equity Fund's average daily net assets; and 0.85% of Equity Fund's average daily net assets exceeding $1 billion. AIM has also voluntarily agreed, when net assets of a Fund exceed $5 billion, to waive advisory fees for such Fund of 0.025% for each $5 billion increment in net assets, up to a maximum waiver of 0.175% on assets in excess of $35 billion.


         With respect to Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund for the fiscal years ended October 31, 2000, 1999 and 1998, and with respect to Asian Fund and European Fund for the fiscal year ended October 31, 2000, 1999 and the period November 3, 1997 (inception date) through October 31, 1998, AIM received advisory fees, net of advisory fee waivers, from each Fund pursuant to the prior investment advisory agreement then in effect as follows:




                                            2000                 1999                 1998
                                         -----------          -----------          -----------
         Aggressive Growth Fund          $22,245,857          $15,416,368          $20,126,609
         Asian Fund                      $   893,672          $    39,283          $    11,388
         Equity Fund                     $33,855,808          $24,083,233          $21,628,803
         European Fund                   $ 4,248,118          $ 1,607,698          $   410,537
         Growth Fund                     $11,306,836          $ 5,898,665          $ 4,042,472
         Income Fund                     $   286,749          $   280,344          $   152,633


         Under a former Master Sub-Advisory Agreement terminated effective June 21, 2000, between AIM and INVESCO Global Asset Management Limited ("IGAM") with respect to Asian Fund and European Fund, IGAM was entitled to receive from AIM with respect to each of Asian Fund and European Fund, a fee calculated at the following annual rates based on the average daily net assets of the Fund:


         Net Assets                                                           Annual Rate
         ----------                                                           -----------
         First $500 million..................................................     0.20%
         Over $500 million...................................................     0.175%

         Under former Sub-Sub-Advisory Agreements terminated effective June 21, 2000, between (i) IGAM and INVESCO Asian Limited ("IAL"), with respect to Asian Fund, and (ii) IGAM and INVESCO Asset Management Limited ("IAML"), with respect to European Fund, were each entitled to receive from IGAM an annual fee equal to 100% of the fee received by IGAM with respect to the applicable Fund.


         With respect to Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund for the fiscal years ended October 31, 2000, 1999 and 1998, and with respect to Asian Fund and European Fund for the fiscal year ended October 31, 2000, 1999 and the period November 3, 1997 (inception date) through October 31, 1998, AIM waived advisory fees for each Fund as follows:




                                            2000                1999                1998
                                         ----------          ----------          ----------
         Aggressive Growth Fund          $        0          $      -0-          $      -0-
         Asian Fund                      $   92,285          $  207,130          $   51,040
         Equity Fund                     $1,697,400          $1,122,543          $  978,165
         European Fund                   $        0          $      -0-          $  114,120
         Growth Fund                     $  125,000          $      -0-          $      -0-
         Income Fund                     $  531,491          $  423,180          $  365,730


         Although these fees are higher than those paid by most mutual funds which invest in domestic securities, they are competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fees are justified due to the higher costs and additional expenses associated with managing and operating funds holding primarily foreign securities.


         For the fiscal year ended October 31, 2000, AIM waived advisory fees for Asian Fund, Equity Fund, Growth Fund and Income Fund which represented 0.09%, 0.04%, 0.01% and 0.45% of such Fund's average daily net assets.


         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

         For the fiscal year ended October 31, 2000, each Fund reimbursed AIM for administrative services in the following amounts pursuant to the prior administrative services agreement then in effect, stated as a percentage of the Fund's average daily net assets:



                                                                  Reimbursement
                                                                     Payments
                                                                  -------------
                  Aggressive Growth Fund.........................     0.01%
                  Asian Fund.....................................     0.05%
                  Equity Fund....................................     0.01%
                  European Fund..................................     0.02%
                  Growth Fund....................................     0.01%
                  Income Fund....................................     0.04%


         Under the terms of the Administrative Services Agreement, AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Funds' principal financial officer and her staff, and any expenses related to fund accounting services.

         The Administrative Services Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to each Fund. For such services, AIM is entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually (i)(a) by the Company's Board of Directors or (b) by the vote of a majority of the outstanding voting securities of each Fund and (ii) by the affirmative vote of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose.

         With respect to Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund for the fiscal years ended October 31, 2000, 1999 and 1998, and with respect to Asian Fund and European Fund for the fiscal year ended October 31, 2000, 1999 and the period November 3, 1997 (inception date) through October 31, 1998, AIM received reimbursement of administrative service costs from each Fund pursuant to the prior administrative services agreement then in effect as follows:




                                           2000              1999              1998
                                         --------          --------          --------
         Aggressive Growth Fund          $182,264          $127,117          $116,964
         Asian Fund                      $ 50,000          $ 74,007          $ 74,604
         Equity Fund                     $222,616          $150,312          $115,146
         European Fund                   $109,571          $ 75,332          $ 69,060
         Growth Fund                     $145,994          $ 97,142          $ 80,267
         Income Fund                     $ 50,000          $ 66,799          $ 81,456


         In addition, the Transfer Agency and Service Agreement for the Funds provides that A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"), P.O. Box 4739, Houston, Texas 77210-4739, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN


         The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that for Aggressive Growth Fund, Growth Fund and Income Fund the Class A shares pay 0.50% per annum of their average daily net assets, for Equity Fund the Class A shares pay 0.30% per annum of their average daily net assets and for Asian Fund and European Fund the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Such plan provides that the Class C shares pay compensation to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund.


THE CLASS B PLAN

         The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

         Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.

         For the fiscal year ended October 31, 2000, the Funds paid the following amounts under the Class A and C Plan and the Class B Plan adopted by the Company:




                                                                                                       % of Class
                                                                                                     Average Daily
                                                                                                       Net Assets
                                                                                            -------------------------------
                                  Class A              Class B              Class C         Class A      Class B    Class C
                                -----------          -----------          -----------       --------     -------    -------
Aggressive Growth Fund          $ 6,067,804          $13,029,893          $   417,860         0.50%        1.00%     1.00%
Asian Fund                      $   230,776          $   307,199          $    71,664         0.35%        1.00%     1.00%
Equity Fund                     $ 7,664,862          $11,204,523          $ 2,193,948         0.30%        1.00%     1.00%
European Fund                   $   868,732          $ 1,566,725          $   422,886         0.35%        1.00%     1.00%
Growth Fund                     $ 3,100,225          $ 6,788,675          $   675,670         0.50%        1.00%     1.00%
Income Fund                     $   356,923          $   437,547          $    17,521         0.50%        1.00%     1.00%

         An estimate by category of actual fees paid by the Funds with regard to the Class A shares under the Class A and C Plan during the year ended October 31, 2000 follows:




                                                 ASIAN       EUROPEAN     AGGRESSIVE       GROWTH        INCOME        EQUITY
                                                  FUND         FUND      GROWTH FUND        FUND          FUND          FUND
                                              ----------   ----------    -----------     ----------    ----------    ----------
CLASS A
         Advertising ......................   $   22,855   $   64,643    $   47,235      $   37,108    $    2,475    $  382,816

         Printing and mailing prospectuses,
         semi-annual reports and annual
         reports (other than to current
         shareholders) ....................   $    2,260   $    7,012    $    5,077      $    4,143    $      259    $   41,393

         Seminars .........................   $    5,287   $   18,088    $   12,921      $   10,422    $      719    $  105,219

         Compensation to Underwriters to
         partially offset other marketing
         costs ............................   $        0   $        0    $        0      $        0    $        0    $        0

         Compensation to Dealers ..........   $  200,374   $  778,989    $6,002,571      $3,048,552    $  353,470    $7,135,433
            (includes Finder's Fees)

         Compensation to Sales Personnel ..   $        0   $        0    $        0      $        0    $        0    $        0

         Annual Report Total ..............   $  230,776   $  868,732    $6,067,804      $3,100,225    $  356,923    $7,664,861



         An estimate by category of actual fees paid by the Funds under the Class B Plan during the year ended October 31, 2000 as follows:




                                              ASIAN        EUROPEAN       AGGRESSIVE      GROWTH         INCOME         EQUITY
                                              FUND           FUND        GROWTH FUND       FUND           FUND           FUND
                                            -----------   -----------    -----------    -----------     -----------    -----------
CLASS B

Advertising ......................          $    11,433   $    47,624    $   106,840    $   115,661     $     9,784    $   167,577

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ....................          $     1,270   $     5,851    $    12,136    $    12,834     $       776    $    18,311

Seminars .........................          $     4,234   $    16,777    $    33,313    $    32,907     $       646    $    47,570

Compensation to Underwriters to
partially offset other marketing
costs ............................          $   230,399   $ 1,175,044    $ 9,772,420    $ 5,091,506     $   328,160    $ 8,403,392

Compensation to Dealers ..........          $    59,863   $   321,429    $ 3,105,184    $ 1,535,767     $    98,181    $ 2,567,673

Compensation to Sales Personnel ..          $         0   $         0    $         0    $         0     $         0    $         0

Annual Report Total ..............          $   307,199   $ 1,566,725    $13,029,893    $ 6,788,675     $   437,547    $11,204,523



         An estimate by category of actual fees paid by the Funds with regard to the Class C shares under the Class A and C Plan during the year ended October 31, 2000 as follows:


                                              ASIAN        EUROPEAN       AGGRESSIVE       GROWTH          INCOME         EQUITY
                                               FUND          FUND         GROWTH FUND       FUND            FUND            FUND
                                            ----------     ----------     -----------     ----------      ----------     ----------
CLASS C
Advertising ......................          $    4,322     $   30,130      $   20,428     $   33,558      $    1,420     $  115,147

Printing and mailing prospectuses,
semi-annual reports and annual
reports (other than to current
shareholders) ....................          $      427     $    3,129      $    2,514     $    3,319      $        0     $   13,051

Seminars .........................          $        0     $    6,803      $    6,982     $   11,734      $        0     $   35,728

Compensation to Underwriters to
partially offset other marketing
costs ............................          $   34,921     $  202,008      $  163,638     $  247,706      $    4,262     $  799,373

Compensation to Dealers ..........          $   31,994     $  180,816      $  224,298     $  379,353      $   11,839     $1,230,649

Compensation to Sales Personnel ..          $        0     $        0      $        0     $        0      $        0     $        0

Annual Report Total ..............          $   71,664     $  422,886      $  417,860     $  675,670      $   17,521     $2,193,948


         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same

Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of Aggressive Growth Fund, Income Fund, and Growth Fund, of up to 0.35% of average daily net assets of the Class A shares of Asian Fund and European Fund, and of up to 0.30% of average daily net assets of the Class A shares of Equity Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR

         The Company has entered into distribution arrangements with AIM Distributors, P. O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the Company are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class A and Class C shares of the Funds was approved by the Board of Directors on February 3, 2000. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Directors on February 3, 2000. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended October 31, 2000, 1999 and 1998:




                                          2000                               1999                                1998
                                          ----                               ----                                ----
                               Sales              Amount          Sales               Amount          Sales              Amount
                              Charges            Retained        Charges             Retained        Charges            Retained
                             ----------         ----------      ----------          ----------      ----------         ----------
Aggressive Growth Fund       $3,762,517         $  667,333      $1,335,400          $  267,534      $3,546,968         $  622,054
Asian Fund*                  $  403,908         $   64,327      $  251,652          $   43,007      $  180,148         $   27,913
Equity Fund                  $5,026,625         $  735,919      $2,227,910          $  446,482      $3,608,107         $  592,247
European Fund*               $2,672,361         $  432,931      $  870,792          $  143,067      $1,357,500         $  207,603
Growth Fund                  $3,448,542         $  619,969      $1,035,250          $  195,571      $1,200,898         $  208,115
Income Fund                  $  141,875         $   26,727      $  159,748          $   28,250      $  285,983         $   50,768

----------

*   Asian Fund and European Fund commenced operations November 3, 1997.

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders for the fiscal years ended October 31, 2000, 1999 and 1998 for Class A, Class B and Class C shares:




                                  2000              1999              1998
                                --------          --------          --------
Aggressive Growth Fund          $ 72,714          $101,594          $200,802
Asian Fund*                     $ 10,620          $240,319          $    496
Equity Fund                     $263,758          $157,129          $208,603
European Fund*                  $117,258          $ 50,219          $  7,299
Growth Fund                     $ 44,181          $ 24,812          $ 29,133
Income Fund                     $  6,061          $  3,743          $  9,510



*   Asian Fund and European Fund commenced operations November 3, 1997.

                      SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Euroland Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund, AIM Weingarten Fund and AIM Worldwide Spectrum Fund.




                                                                                 Dealer
                                                                                Concession
                                                 Investor's Sales Charge        ----------
                                               -----------------------------      As a
                                                 As a              As a         Percentage
                                               Percentage       Percentage        of the
                                              of the Public     of the Net        Public
             Amount of Investment in           Offering           Amount         Offering
             Single Transaction(1)               Price           Invested          Price
             ---------------------            -------------     ----------      ----------
                 Less than $   25,000             5.50%            5.82%           4.75%
    $ 25,000 but less than $   50,000             5.25             5.54            4.50
    $ 50,000 but less than $  100,000             4.75             4.99            4.00
    $100,000 but less than $  250,000             3.75             3.90            3.00
    $250,000 but less than $  500,000             3.00             3.09            2.50
    $500,000 but less than $1,000,000             2.00             2.04            1.60

* AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global

Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.




                                                                                     Dealer
                                                                                   Concession
                                                     Investor's Sales Charge       ----------
                                                 -------------------------------      As a
                                                     As a             As a          Percentage
                                                  Percentage       Percentage         of the
                                                 of the Public     of the Net         Public
                 Amount of Investment in          Offering          Amount           Offering
                    Single Transaction              Price          Invested            Price
                 -----------------------         --------------   -----------       ----------
                      Less than $   50,000           4.75%           4.99%            4.00%
         $ 50,000 but less than $  100,000           4.00            4.17             3.25
         $100,000 but less than $  250,000           3.75            3.90             3.00
         $250,000 but less than $  500,000           2.50            2.56             2.00
         $500,000 but less than $1,000,000           2.00            2.04             1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.



                                                                                          Dealer
                                                                                        Concession
                                                      Investor's Sales Charge           ----------
                                                  -------------------------------         As a
                                                       As a            As a            Percentage
                                                    Percentage       Percentage          of the
                                                  of the Public      of the Net           Public
                Amount of Investment In              Offering          Amount           Offering
                  Single Transaction                   Price          Invested            Price
                -----------------------           -------------      ----------        ----------
                      Less than $  100,000             1.00%            1.01%             0.75%
         $100,000 but less than $  250,000             0.75             0.76              0.50
         $250,000 but less than $1,000,000             0.50             0.50              0.40

         There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

         ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



         AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B or Class C shares for purposes of the sales charges and dealer concessions discussed above.


         AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM

Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

         Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         The term "purchaser" means:

         o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--; and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter

                  Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;


         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;


         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;


         o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; or

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.


         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM

                  Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the heading "Purchasing Shares."

         The sales charge normally deducted on purchases of Class A shares of each Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are under the caption "Reduction in Initial Sales Charges - Purchases at Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.


         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in each Prospectus under the heading "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of a Fund next determined after the repurchase order is received. Such arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM may redeem all shares of Aggressive Growth Fund, Asian Fund, European Fund, Equity Fund and Growth Fund in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("the NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term distributions are subject to backup withholding only if (1) (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

         o        a corporation

         o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under
                  Section 403(b)(7)

         o        the United States or any of its agencies or instrumentalities

         o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

         o a foreign government or any of its political subdivisions, agencies or instrumentalities

         o an international organization or any of its agencies or instrumentalities

         o        a foreign central bank of issue

         o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

         o a futures commission merchant registered with the Commodity Futures Trading Commission

         o        a real estate investment trust

         o an entity registered at all times during the tax year under the 1940 Act

         o        a common trust fund operated by a bank under Section 584(a)

         o        a financial institution

         o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

         o        a trust exempt from tax under Section 664 or described in
                  Section 4947

         Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

         IRS PENALTIES--Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of trading on the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The net asset values per share of the Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares-- How to Purchase Shares," and "Redeeming Shares--How to Redeem Shares" and "Pricing of Shares" in each Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in each Prospectus under the caption "Special Plans - Automatic Investment Plan," and "Special Plans-Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in each Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in each Fund's Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, each Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

          At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

FUND DISTRIBUTIONS

         Under the Code, each Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

          Each Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.


          Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to certain assets (including readily tradable stock) which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make an election to treat any readily tradable stock it holds on January 1, 2001 as being sold on January 2, 2001 at its closing market price on that date and reacquired on that date for the same amount. If a Fund makes this election, it will recognize any gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund would make for its taxable year that includes January 2, 2001. The Funds have not yet determined whether they will make this election with respect to any shares in their respective portfolios.


          Treasury regulations permit a regulated investment company, in determining its investment company taxable income and undistributed net capital gain for any taxable year, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below the net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

         Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS


         Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that are held at year end are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum 20% to non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) can be treated as ordinary income or loss.


          The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a future or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interest if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value.) Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned or otherwise terminated at its fair market value on the date of such constructive sale (and will generally take into account any gain in the taxable year which includes such date).

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

PFIC INVESTMENTS

          Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.


          Each Fund may elect alternative tax treatment with respect to PFIC stock. Under one such election (the "QEF Election"), a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. Because the QEF Election imposes substantial requirements on the PFIC, it is unlikely that a fund will be able to make the QEF Election. Alternatively, each Fund may make an election to mark any shares of PFIC stock that it holds to market (the "Section 1296 Election"). If the Section 1296 election is made with respect to any PFIC stock, a Fund will recognize ordinary income to the extent that the fair market value of such PFIC stock at the close of any taxable year exceeds its adjusted basis and will also recognize ordinary income in the event that it disposes of any shares of such PFIC stock at a gain. In each case, such ordinary income will be treated as dividend income for purposes of the Income Requirement. A Fund making the Section 1296 Election with respect to any PFIC stock will similarly recognize a deductible ordinary loss to the extent that the adjusted basis of such PFIC stock exceeds its fair market value at the close of any taxable year and will also recognize a deductible ordinary loss in the event that it disposes of such PFIC stock at a loss. However, the amount of any ordinary loss recognized by a Fund making a Section 1296 Election with respect to any PFIC stock may not exceed the amount of ordinary income previously recognized by such Fund by reason of marking such PFIC stock to market. Any loss in excess of previously recognized income will be treated as a short term loss. If either the QEF Election or the Section 1296 Election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. The Funds' intentions to qualify annually as regulated investment companies may limit their ability to invest and hold PFIC stock.


          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

REDEMPTION OR EXCHANGE OF SHARES

          Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

          If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Class A shares, Class B shares or Class C shares are replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

FOREIGN INCOME TAXES

          Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Moreover, no foreign tax credits will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

BACKUP WITHHOLDING

          Under certain provisions of the Code, the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

REINSTATEMENT PRIVILEGE

         For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, if the initial sales charge is not taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge payable upon reinvestment. Wash sale rules may also limit the amount of loss recognized.

FOREIGN SHAREHOLDERS

         Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

          A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

          Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

          Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.

MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION


         The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on March 1, 2001. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Funds.


                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARES CERTIFICATES. The Company will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund's books. The Company will not issue certificates for shares held in prototype retirement plans.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's Prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. The AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Contract option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHANGES FOR CERTAIN ACCOUNT INFORMATION

         The Transfer Agent may impose certain copying changes for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS


         The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors of the Company has selected PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110 as the independent public accountants to audit the financial statements of the Funds.


LEGAL MATTERS

         Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Under its contract with the Company relating to each Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. AFS, a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739, is the transfer and dividend disbursing agent for the Class A, Class B and Class C shares of each of the Funds. Each Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

          Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank National Association), 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

PRINCIPAL HOLDERS OF SECURITIES


         To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 5, 2001, and the amount of outstanding shares held by such holders, are set forth below:

                                                                           Percent            Percent Owned
                                 Name and Address                         Owned of            of Record and
Fund                             of Record Owner                        Record Only*          Beneficially
----                             ---------------                        ------------          -------------
AIM International
Equity Fund -
    Class A shares                 Merrill Lynch, Pierce,                   36.13%**                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

    Class B shares                 Merrill Lynch, Pierce,                   31.71%**                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch, Pierce,                   51.13%**                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

AIM Global Aggressive
Growth Fund -
     Class A shares                Merrill Lynch, Pierce                    10.78%                   -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246



----------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund, as defined in the 1940 Act.

                                                                           Percent             Percent Owned
                                   Name and Address                        Owned of            of Record and
Fund                               of Record Owner                       Record Only*          Beneficially
----                               ---------------                       ------------          -------------
    Class B shares                 Merrill Lynch, Pierce,                   21.02%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch, Pierce,                   27.44%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

AIM Global Growth
Fund -
    Class A shares                 Merrill Lynch, Pierce,                    8.11%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

    Class B shares                 Merrill Lynch, Pierce,                   11.97%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246



----------
  * The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                             Percent            Percent Owned
                                   Name and Address                         Owned of            of Record and
Fund                               of Record Owner                        Record Only*          Beneficially
----                               ---------------                        ------------          ------------
    Class C shares                 Merrill Lynch, Pierce                     28.19%                  -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

AIM Global Income Fund -
     Class A shares                Charles Schwab Co. Inc.                   12.06%                  -0-
                                   Reinvestment Account
                                   101 Montgomery St.
                                   San Francisco, CA 94104

    Class C shares                 First Clearing Corporation                 6.06%                  -0-
                                   J. Stuart Johnson IRA
                                   3000 Pennsylvania Avenue West
                                   Warren, PA 16365

AIM European
Development Fund -
    Class A shares                 Merrill Lynch, Pierce,                     7.16%                  -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

                                   Charles Schwab Co. Inc.                    5.36%                  -0-
                                   Reinvestment Account
                                   101 Montgomery St.
                                   San Francisco, CA 94104

    Class B shares                 Merrill Lynch Pierce                       9.59%                  -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 2nd Floor
                                   Jacksonville, FL 32246




----------
  * The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                                            Percent             Percent Owned
                                   Name and Address                         Owned of            of Record and
Fund                               of Record Owner                        Record Only*          Beneficially
----                               ---------------                        ------------          -------------
    Class C shares                 Merrill Lynch, Pierce,                   21.69%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit
                                    of Customers
                                   Fund Administration
                                   4800 Deer Lake Dr. East
                                    2nd Floor
                                   Jacksonville, FL 32246

AIM Asian Growth Fund -
    Class B shares                 Merrill Lynch, Pierce,                    5.72%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 2nd Floor
                                   Jacksonville, FL 32246

    Class C shares                 Merrill Lynch Pierce                     12.21%                 -0-
                                   Fenner & Smith
                                   FBO The Sole Benefit of Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Dr. East 2nd Floor
                                   Jacksonville, FL 32246


         As of February 5, 2001, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each class of the Funds.

OTHER INFORMATION

         Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.



----------
  * The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                   APPENDIX A

--------------------------------------------------------------------------------

                     DESCRIPTION OF MONEY MARKET OBLIGATIONS

         The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.       GOVERNMENT OBLIGATIONS.

         U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U. S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.
S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.       BANK INSTRUMENTS.

         BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

         YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.       COMMERCIAL INSTRUMENTS.

         COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         MASTER DEMAND NOTES -- Master demand notes are demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with the issuers. The interest rate on a master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. Master demand notes may be secured or unsecured.

4. REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

                                   APPENDIX B

--------------------------------------------------------------------------------

                      DESCRIPTION OF CORPORATE BOND RATINGS

         Investment grade debt securities are those rating categories indicated by an asterisk (*).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

                                      *Aaa

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       *Aa

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                       *A

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      *Baa

         Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A groups when assigning ratings to industrial development bonds and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

                                      *AAA

         Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

                                       *AA

         Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                                       *A

         Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                      *BBB

         Debt rated 'BBB' regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

                                BB, B, CCC, CC, C

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB

         Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

                                        B

         Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                       CCC

         Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

                                       CC

         The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                                        C

         The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       C1

         The rating 'C1' is reserved for income bonds on which no interest is being paid.

                                        D

         Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                              PLUS (+) OR MINUS (-)

         The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DUFF & PHELPS FIXED-INCOME RATINGS ARE AS FOLLOWS:

                                      *AAA

         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                *AA+, AA AND AA-

         High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                  *A+, A AND A-

         Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                               *BBB+, BBB AND BBB-

         Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                 BB+, BB AND BB-

         Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                  B+, B AND B-

         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

         Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD

         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP

         Preferred stock with dividend arrearages.

FITCH IBCA, INC.'S BOND RATINGS ARE AS FOLLOWS:

                                      *AAA

         Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       *AA

         Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

                                       *A

         Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      *BBB

         Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

         Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

         Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
                                       CCC

         Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

         Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

         Bonds are in imminent default in payment of interest or principal.

                                 DDD, DD, AND D

         Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

                               PLUS (+) MINUS (-)

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                                   APPENDIX C

--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                  U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

         The following list includes certain common securities, issued or guaranteed by U.S. Government Agencies or Instrumentalities and does not purport to be exhaustive.

EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System.

FHA DEBENTURES--are debentures issued by the Federal Housing Authority of the U.S. Government.

FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. Government.

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS--are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS"--represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,00, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS--are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

FNMA PASS-THROUGH CERTIFICATES OR "FANNIE-MAES"--are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

         Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-loan value ratio, loan term, underwriting standards and insurance coverage.

         All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FMNA may remove service providers for cause.

         The pass-through rate on FNMA Certificates is the lowest annual interest rate borne y an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan and certain other amounts collected, such as late charges.

         The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

         FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES"--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

         GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

         The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

         As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Authority indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

         As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

         The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. Government.

MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government.

NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which guaranteed by the U.S. Government.

PUBLIC HOUSING NOTES AND BONDS--are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

SLMA DEBENTURES--are debentures backed by the Student Loan Marketing
Association.

TITLE XI BONDS--are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BOND--are bonds issued by Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                              FINANCIAL STATEMENTS



                                       FS

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Asian Growth Fund (a portfolio of AIM International Funds, Inc.) including the schedule of investments, as of October 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with auditing
                     standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of the AIM Asian Growth Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

                     /s/ KPMG LLP

                     December 6, 2000
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                      MARKET
                                        SHARES        VALUE
STOCKS & OTHER EQUITY
  INTERESTS-88.22%

AUSTRALIA-11.25%

Brambles Industries Ltd. (Air
  Freight)                               102,500   $  2,657,553
---------------------------------------------------------------
BRL Hardy Ltd. (Beverages-Alcoholic)     502,000      1,969,803
---------------------------------------------------------------
Computershare Ltd.
  (Computers-Software & Services)        850,800      3,682,452
---------------------------------------------------------------
CSL Ltd. (Health Care-Drugs-Generic
  & Other)                                75,000      1,334,155
---------------------------------------------------------------
ERG Ltd. (Electrical Equipment)          825,000      4,041,186
---------------------------------------------------------------
Foster's Brewing Group Ltd.
  (Beverages-Alcoholic)                  934,000      2,115,687
===============================================================
                                                     15,800,836
===============================================================

CAYMAN ISLANDS-1.02%

ASAT Holdings Ltd.-ADR
  (Electronics-Semiconductor)(a)         217,000      1,437,625
===============================================================

CHINA-0.96%

AsiaInfo Holdings, Inc.
  (Computers-Software & Services)(a)     111,200      1,348,300
===============================================================

HONG KONG-34.13%

Asia Satellite Telecommunications
  Holdings Ltd.
  (Telecommunications-Cellular/Wireless) 860,000      1,742,275
---------------------------------------------------------------
China Mobile Ltd.
  (Telecommunications-Cellular/
  Wireless)(a)                           544,000      3,487,627
---------------------------------------------------------------
Dah Sing Financial Group
  (Banks-Regional)                     1,017,600      4,371,022
---------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                       707,500      3,574,240
---------------------------------------------------------------
Denway Motors Ltd. (Auto Parts &
  Equipment)(a)                       11,450,000      1,849,853
---------------------------------------------------------------
Esprit Holdings Ltd.
  (Retail-Specialty Apparel)           4,028,000      3,460,392
---------------------------------------------------------------
Giordano International Ltd.
  (Retail-Specialty Apparel)           7,207,000      4,227,725
---------------------------------------------------------------
HKR International Ltd. (Land
  Development)                         1,372,600        571,990
---------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food
  Chains)                                360,800      4,487,447
---------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electrical Equipment)               1,558,000      3,136,376
---------------------------------------------------------------
Legend Holdings Ltd.
  (Computers-Hardware)                 4,254,000      3,600,000
---------------------------------------------------------------
Li & Fung Ltd. (Distributors-Food &
  Health)                              2,752,000      5,116,553
---------------------------------------------------------------
Shangri-La Asia Ltd.
  (Lodging-Hotels)                     2,856,000      2,819,746
---------------------------------------------------------------
SINA.com (Computers-Software &
  Services)(a)                           154,000      1,073,188
---------------------------------------------------------------
Sunevision Holdings Ltd.
  (Computers-Software & Services)(a)     851,787        415,026
---------------------------------------------------------------
Television Broadcasts Ltd.
  (Broadcasting-Television, Radio &
  Cable)                                 311,000      1,702,744
---------------------------------------------------------------
Wing Hang Bank Ltd. (Banks-Major
  Regional)                              746,500      2,278,074
===============================================================
                                                     47,914,278
===============================================================

                                                      MARKET
                                        SHARES        VALUE
INDIA-4.28%

Infosys Technologies Ltd.
  (Computers-Software & Services)(b)      15,100   $  2,319,991
---------------------------------------------------------------
ITC Ltd. (Tobacco)                        90,000      1,468,670
---------------------------------------------------------------
ITC Ltd.-GDR (Tobacco)                    19,600        355,740
---------------------------------------------------------------
Satyam Computer Services Ltd.
  (Computers-Software & Services)        284,000      1,870,823
===============================================================
                                                      6,015,224
===============================================================

INDONESIA-1.18%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)      152,700      1,660,613
===============================================================

NEW ZEALAND-0.80%

Sky Network Television Ltd.
  (Broadcasting-Television, Radio &
  Cable)(a)                              855,000      1,051,188
---------------------------------------------------------------
Sky Network Television Ltd.-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                                5,400         66,434
===============================================================
                                                      1,117,622
===============================================================

PHILIPPINES-1.54%

Bank of the Philippine Islands
  (Banks-Major Regional)               1,146,388      1,164,127
---------------------------------------------------------------
SM Prime Holdings, Inc. (Land
  Development)                        12,824,900        992,255
===============================================================
                                                      2,156,382
===============================================================

SINGAPORE-13.74%

Chartered Semiconductor
  Manufacturing Ltd.-ADR
  (Electronics-Semiconductors)(a)         43,000      1,999,500
---------------------------------------------------------------
Datacraft Asia Ltd. (Communications
  Equipment)                             488,384      3,345,430
---------------------------------------------------------------
DBS Group Holdings Ltd. (Banks-Money
  Center)                                376,137      4,433,204
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                          854,000      1,701,873
---------------------------------------------------------------
Keppel Land Ltd. (Land Development)    2,006,000      2,992,496
---------------------------------------------------------------
NatSteel Broadway Ltd.
  (Electronics-Component
  Distributors)                          928,000      1,077,902
---------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)       253,000      2,535,330
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)                 84,000      1,200,478
===============================================================
                                                     19,286,213
===============================================================

SOUTH KOREA-5.04%

Hyundai Motor Co. Ltd. (Automobiles)     122,000      1,394,286
---------------------------------------------------------------
Korea Telecom Corp. (Telephone)(a)        12,620        743,332
---------------------------------------------------------------
Korea Telecom Corp.-ADR (Telephone)       70,284      2,591,723
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                          72,100      1,140,081
---------------------------------------------------------------
Samsung Electronics N.V.
  (Electronics-Component
  Distributors)                            9,614      1,204,391
===============================================================
                                                      7,073,813
===============================================================

                                                      MARKET
                                        SHARES        VALUE
TAIWAN-11.49%

Advantech Co., Ltd.
  (Computers-Hardware)                   448,500   $  1,678,840
---------------------------------------------------------------
Ambit Microsystems Corp.
  (Electronics-Component
  Distributors)                          342,600      1,589,791
---------------------------------------------------------------
Compal Electronics Inc.
  (Computers-Hardware)                 1,501,115      2,289,404
---------------------------------------------------------------
Far Eastern Textile Ltd.
  (Textiles-Apparel)                     185,051        152,277
---------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronics-Component
  Distributors)                          585,000      3,058,469
---------------------------------------------------------------
Macronix International Co., Ltd.
  (Electronics-Component
  Distributors)(a)                     1,181,540      1,681,387
---------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co. Ltd.
  (Electronics-Semiconductors)(a)        983,760      2,982,474
---------------------------------------------------------------
United Microelectronics Corp. Ltd.
  (Electronics-Component
  Distributors)(a)                     1,000,400      1,764,046
---------------------------------------------------------------
VIA Technologies Inc.
  (Electronics-Semiconductors)(a)        130,000        933,024
===============================================================
                                                     16,129,712
===============================================================

THAILAND-1.66%

Advanced Info Service Public Co.
  Ltd. (Telephone)(a)                    284,000      2,336,015
===============================================================

                                                      MARKET
                                        SHARES        VALUE
UNITED STATES OF AMERICA-1.13%

UTStarcom, Inc. (Communications
  Equipment)(a)                           79,400   $  1,588,000
===============================================================
    Total Stocks & Other Equity
      Interests (Cost $134,055,048)                 123,864,633
===============================================================

                                     PRINCIPAL
                                       AMOUNT
U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES-0.77%

COMPUTERS (HARDWARE)-0.77%

Compal Electronics Inc. (Taiwan),
  Conv. Unsec. Bonds, 0.00%,
  10/19/05 (Acquired 10/12/00; Cost
  $1,000,000)(c)(d)                   $1,000,000      1,077,500
===============================================================

                                       SHARES
MONEY MARKET FUNDS-7.06%

STIC Liquid Assets Portfolio(e)        4,959,611    4,959,611
-------------------------------------------------------------
STIC Prime Portfolio(e)                4,959,610    4,959,610
=============================================================
    Total Money Market Funds (Cost
      $9,919,221)                                   9,919,221
=============================================================
TOTAL INVESTMENTS-96.05% (Cost
  $144,974,269)                                   134,861,354
=============================================================
OTHER ASSETS LESS LIABILITIES-3.95%                 5,543,188
=============================================================
NET ASSETS-100.00%                               $140,404,542
_____________________________________________________________
=============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
GDR    - Global Depositary Receipt
Ltd.   - Limited
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Directors.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value at 10/31/00 represented 0.77% of the Fund's net assets.
(d) Zero coupon bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

 Investments, at market value (cost
  $144,974,269)                                 $134,861,354
------------------------------------------------------------
Foreign currencies, at value (cost $440,069)         433,251
------------------------------------------------------------
Receivables for:
  Investments sold                                   348,460
------------------------------------------------------------
  Capital stock sold                               5,888,884
------------------------------------------------------------
  Dividends                                          104,999
------------------------------------------------------------
Investment for deferred compensation plan             13,351
============================================================
    Total assets                                $141,650,299
============================================================

LIABILITIES:

Payables for:
  Capital stock reacquired                           975,349
------------------------------------------------------------
  Deferred compensation plan                          13,351
------------------------------------------------------------
Accrued advisory fees                                 19,655
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                             62,740
------------------------------------------------------------
Accrued directors' fees                                  395
------------------------------------------------------------
Accrued transfer agent fees                           66,447
------------------------------------------------------------
Accrued operating expenses                           103,585
============================================================
    Total liabilities                              1,245,757
============================================================
Net assets applicable to shares outstanding     $140,404,542
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 93,755,440
____________________________________________________________
============================================================
Class B                                         $ 39,851,704
____________________________________________________________
============================================================
Class C                                         $  6,797,398
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      8,765,621
____________________________________________________________
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,796,542
____________________________________________________________
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        647,845
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      10.70
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.70 divided by
      94.50%)                                   $      11.32
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      10.50
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      10.49
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $187,425)                                     $    961,627
------------------------------------------------------------
Dividends from affiliated money market funds         423,834
------------------------------------------------------------
Interest                                              12,271
------------------------------------------------------------
Security lending income                                7,105
============================================================
    Total investment income                        1,404,837
============================================================

EXPENSES:

Advisory fees                                        985,957
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                       189,767
------------------------------------------------------------
Distribution fees -- Class A                         230,776
------------------------------------------------------------
Distribution fees -- Class B                         307,199
------------------------------------------------------------
Distribution fees -- Class C                          71,664
------------------------------------------------------------
Transfer agent fees -- Class A                       260,996
------------------------------------------------------------
Transfer agent fees -- Class B                       134,172
------------------------------------------------------------
Transfer agent fees -- Class C                        31,300
------------------------------------------------------------
Directors' fees                                        6,620
------------------------------------------------------------
Other                                                136,314
============================================================
    Total expenses                                 2,404,765
============================================================
Less: Fees waived                                   (126,985)
------------------------------------------------------------
   Expenses paid indirectly                           (1,867)
============================================================
    Net expenses                                   2,275,913
============================================================
Net investment income (loss)                        (871,076)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            1,135,311
------------------------------------------------------------
  Foreign currencies                                (254,607)
============================================================
                                                     880,704
============================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                          (29,166,419)
------------------------------------------------------------
  Foreign currencies                                  (9,626)
============================================================
                                                 (29,176,045)
============================================================
Net gain (loss) on investment securities and
  foreign currencies                             (28,295,341)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(29,166,417)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000           1999
                                                              ------------    -----------

OPERATIONS:

  Net investment income (loss)                                $   (871,076)   $  (202,477)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                     880,704        926,182
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (29,176,045)     6,896,839
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (29,166,417)     7,620,544
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (43,024)
-----------------------------------------------------------------------------------------
  Class B                                                               --         (3,910)
-----------------------------------------------------------------------------------------
  Class C                                                               --           (898)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       87,843,677     12,107,278
-----------------------------------------------------------------------------------------
  Class B                                                       36,793,037      7,604,535
-----------------------------------------------------------------------------------------
  Class C                                                        2,437,146      3,780,454
=========================================================================================
    Net increase in net assets                                  97,907,443     31,064,979
=========================================================================================

NET ASSETS:

  Beginning of year                                             42,497,099     11,432,120
=========================================================================================
  End of year                                                 $140,404,542    $42,497,099
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $205,259,013    $36,066,914
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (27,256)        (7,889)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (54,706,288)      (747,438)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (10,120,927)     7,185,512
=========================================================================================
                                                              $140,404,542    $42,497,099
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Asian Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $851,709, undistributed net realized gains decreased by $54,839,554 and paid in capital increased by $53,987,845 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $54,943,768 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2005.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets, plus 0.175% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 1.92% (e.g. if AIM waives 0.10% of Class A expenses, AIM will also waive 0.10% of Class B and Class C expenses). During the year ended October 31, 2000, AIM waived fees of $92,285.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $249,956 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $196,076, $307,199 and $71,664, respectively, as compensation under the Plans and AIM Distributors waived fees of $34,700.
  AIM Distributors received commissions of $64,327 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $10,620 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2000, the Fund paid legal fees of $4,062 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,503 and reductions in custodian fees of $364 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,867.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.
  At October 31, 2000, there were no securities on loan to brokers. For the year ended October 31, 2000, the Fund received fees of $7,105 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $70,839,981 and $59,912,761, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 13,529,198
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (23,851,018)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(10,321,820)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $145,183,174.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      8,636,312    $109,857,994     7,418,728    $ 73,010,343
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,506,797      19,210,223     1,590,485      15,858,499
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        844,431      10,972,106     1,155,486      11,034,900
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         5,228          39,837
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --           494           3,756
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --           118             897
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                      5,417,888      76,520,172            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,222,098      30,887,919            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         35,470         492,438            --              --
======================================================================================================================
Reacquired:
  Class A                                                     (7,649,919)    (98,534,489)   (6,066,544)    (60,942,902)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,065,606)    (13,305,105)     (854,740)     (8,257,720)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (703,160)     (9,027,398)     (774,549)     (7,255,343)
======================================================================================================================
                                                               9,244,311    $127,073,860     2,474,706    $ 23,492,267
______________________________________________________________________________________________________________________
======================================================================================================================

* As of the close of business on June 9, 2000, the Fund acquired all the net assets of New Pacific Growth Fund pursuant to a plan of reorganization approved by New Pacific Growth Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 7,675,456 shares of the Fund for 16,613,124 shares of New Pacific Growth Fund outstanding as of the close of business on June 9, 2000. New Pacific Growth Fund's net assets at that date were $107,900,529, including $11,869,606 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $77,097,622.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                              --------------------------------------
                                                                                    NOVEMBER 3, 1997
                                                                  YEAR ENDED        (DATE OPERATIONS
                                                                 OCTOBER 31,         COMMENCED) TO
                                                              ------------------      OCTOBER 31,
                                                              2000(a)    1999(a)          1998
                                                              -------    -------    ----------------
Net asset value, beginning of period                          $ 10.76    $  7.69         $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)     (0.03)           0.05
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.01       3.14           (2.36)
====================================================================================================
    Total from investment operations                            (0.06)      3.11           (2.31)
====================================================================================================
Less distributions of dividends from net investment income         --      (0.04)             --
====================================================================================================
Net asset value, end of period                                $ 10.70    $ 10.76         $  7.69
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 (0.56)%    40.66%         (23.10)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $93,755    $25,420         $ 7,716
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.92%(c)   1.92%           1.92%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.06%(c)   2.72%           4.88%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets     (0.57)%(c) (0.50)%          0.70%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                            64%       142%             79%
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $65,936,105.
(d) Annualized.

                                                                             CLASS B
                                                              --------------------------------------
                                                                                    NOVEMBER 3, 1997
                                                                  YEAR ENDED        (DATE OPERATIONS
                                                                 OCTOBER 31,         COMMENCED) TO
                                                              -------------------     OCTOBER 31,
                                                              2000(a)     1999(a)         1998
                                                              -------     -------   ----------------
Net asset value, beginning of period                          $ 10.65     $  7.63       $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.17)      (0.13)        (0.01)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.02        3.16         (2.36)
====================================================================================================
    Total from investment operations                            (0.15)       3.03         (2.37)
====================================================================================================
Less distributions of dividends from net investment income         --       (0.01)           --
====================================================================================================
Net asset value, end of period                                $ 10.50     $ 10.65       $  7.63
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 (1.41)%     39.76%       (23.70)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,852     $12,070       $ 3,030
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.67%(c)    2.79%         2.80%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.76%(c)    3.59%         5.75%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets     (1.32)%(c)  (1.37)%       (0.18)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                            64%        142%           79%
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $30,719,909.
(d) Annualized.

                                                                             CLASS C
                                                              --------------------------------------
                                                                                    NOVEMBER 3, 1997
                                                                  YEAR ENDED        (DATE OPERATIONS
                                                                 OCTOBER 31,         COMMENCED) TO
                                                              ------------------      OCTOBER 31,
                                                              2000(a)    1999(a)          1998
                                                              -------    -------    ----------------
Net asset value, beginning of period                          $10.63     $ 7.61         $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)     (0.13)          (0.01)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.03       3.16           (2.38)
====================================================================================================
    Total from investment operations                           (0.14)      3.03           (2.39)
====================================================================================================
Less distributions of dividends from net investment income        --      (0.01)             --
====================================================================================================
Net asset value, end of period                                $10.49     $10.63         $  7.61
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                (1.32)%    39.86%         (23.90)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,797     $5,008         $   686
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.67%(c)   2.79%           2.80%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.76%(c)   3.59%           5.75%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.32)%(c) (1.37)%         (0.18)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                           64%       142%             79%
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $7,166,373.
(d) Annualized.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.

                     We have audited the accompanying statement of assets and liabilities of the AIM European Development Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with auditing
                     standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of the AIM European Development Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the two-year period then ended and the period November 3, 1997 (date operations commenced) through October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

                     /s/ KPMG LLP

                     December 6, 2000
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                       SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-91.91%

DENMARK-5.57%

GN Store Nord A.S. (Communications
  Equipment)                            222,500   $  4,313,294
--------------------------------------------------------------
Novo Nordisk A.S.-Class B (Health
  Care-Drugs-Generic & Other)(a)         44,800      9,502,132
--------------------------------------------------------------
Vestas Wind Systems A.S.
  (Manufacturing-Specialized)           190,900     10,340,217
--------------------------------------------------------------
William Demant A.S. (Electronics-
  Instrumentation)                       74,200      3,553,721
==============================================================
                                                    27,709,364
==============================================================

FINLAND-3.31%

Elcoteq Network-Class A
  (Manufacturing-Specialized)           258,400      8,815,505
--------------------------------------------------------------
Nokia Oyj (Communications
  Equipment)                            186,000      7,654,093
==============================================================
                                                    16,469,598
==============================================================

FRANCE-20.72%

Alcatel S.A. (Communications
  Equipment)                            103,300      6,303,201
--------------------------------------------------------------
Altran Technologies S.A. (Services-
  Commercial & Consumer)                 21,900      4,477,231
--------------------------------------------------------------
Assurances Generales de France
  (Insurance-Multi-Line)                 70,600      3,864,496
--------------------------------------------------------------
Aventis S.A.
  (Chemicals-Diversified)(a)             72,700      5,244,233
--------------------------------------------------------------
BNP Paribas (Banks-Major Regional)       89,700      7,734,189
--------------------------------------------------------------
Egide S.A. (Electronics-Component
  Distribution)(a)                        8,300      4,508,029
--------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)             29,300      4,726,921
--------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/ Marketing)     292,000      4,705,832
--------------------------------------------------------------
M6 Metropole Television
  (Broadcasting- Television, Radio
  & Cable)                               94,000      4,148,201
--------------------------------------------------------------
Metrologic Group
  (Computers-Software & Services)        40,000      3,309,735
--------------------------------------------------------------
NRJ Group (Broadcasting-Television,
  Radio Cable)(a)                       116,526      3,856,702
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           21,800      3,890,670
--------------------------------------------------------------
PSA Peugeot Citroen (Automobiles)        20,600      3,793,635
--------------------------------------------------------------
Renault S.A. (Automobiles)                6,100        301,285
--------------------------------------------------------------
Riber S.A. (Electrical
  Equipment)(a)                         387,900      8,289,038
--------------------------------------------------------------
Royal Canin S.A. (Foods)                 52,200      4,717,900
--------------------------------------------------------------
Sanofi-Synthelabo S.A. (Health
  Care-Drugs-Generic & Other)            80,300      4,225,089
--------------------------------------------------------------
Schneider Electric S.A.
  (Housewares)(a)                        19,700      1,283,138
--------------------------------------------------------------
Silicon-On-Insulator Technologies
  (SOITEC) (Electronics-Component
  Distribution)(a)                      239,000      5,415,490
--------------------------------------------------------------
Societe Generale-Class A
  (Banks-Major Regional)                 64,500      3,661,967
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                               46,100      2,515,594
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
FRANCE-(CONTINUED)

STMicroelectronics N.V.
  (Electronics-Semiconductors)          102,000   $  5,146,129
--------------------------------------------------------------
Total Fina Elf S.A.
  (Oil-International Integrated)         48,637      6,959,098
==============================================================
                                                   103,077,803
==============================================================

GERMANY-8.09%

ADVA A.G. Optical Networking
  (Communications Equipment)(a)          83,400      6,122,246
--------------------------------------------------------------
Altana A.G. (Health
  Care-Drugs-Generic & Other)            29,200      3,543,623
--------------------------------------------------------------
Comroad A.G. (Communications
  Equipment)(a)                          59,200      2,861,173
--------------------------------------------------------------
ELMOS Semiconductor A.G.
  (Electronics-Semiconductors)(a)        74,100      2,452,514
--------------------------------------------------------------
Gfk A.G. (Services-Commercial &
  Consumer)                              65,719      2,498,605
--------------------------------------------------------------
Heidelberger Druckmaschinen A.G.
  (Machinery-Diversified)                53,700      2,836,888
--------------------------------------------------------------
Medion A.G. (Electronics-Component
  Distributors)                          42,500      4,328,115
--------------------------------------------------------------
MLP A.G.-Pfd. (Services-Commercial
  & Consumer)                            43,000      5,802,220
--------------------------------------------------------------
Parsytec A.G. (Computers-Software &
  Service)(a)                            48,000      2,097,863
--------------------------------------------------------------
Siemens A.G.
  (Manufacturing-Diversified)            28,900      3,678,898
--------------------------------------------------------------
Tecis Holding A.G.
  (Computers-Software & Services)        55,700      4,027,387
==============================================================
                                                    40,249,532
==============================================================

IRELAND-0.94%

Ryanair Holdings PLC-ADR
  (Airlines)(a)                         116,200      4,684,312
==============================================================

ITALY-2.45%

Gruppo Editoriale L'Espresso
  (Publishing)                          248,816      2,721,823
--------------------------------------------------------------
Riunione Adriatica di Sicurta
  S.P.A. (Insurance Brokers)            721,200      9,468,357
==============================================================
                                                    12,190,180
==============================================================

LUXEMBOURG-1.95%

Thiel Logistik A.G.
  (Services-Commercial &
  Consumer)(a)                           62,800      9,699,730
==============================================================

NETHERLANDS-2.74%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                            159,000      6,248,856
--------------------------------------------------------------
Koninklijke Numico N.V. (Foods)         103,800      4,853,752
--------------------------------------------------------------
Nutreco Holding N.V. (Agricultural
  Products)                              58,400      2,517,707
==============================================================
                                                    13,620,315
==============================================================

NORWAY-1.50%

TGS Nopec Geophysical Co. A.S.A.
  (Oil & Gas-Exploration &
  Production)(a)                        206,100      2,621,261
--------------------------------------------------------------
Tomra Systems A.S.A.
  (Manufacturing-Specialized)           119,850      4,818,336
==============================================================
                                                     7,439,597
==============================================================

                                                     MARKET
                                       SHARES        VALUE
SPAIN-2.84%

NH Hoteles, S.A. (Investment
  Management)                           695,700   $  7,852,397
--------------------------------------------------------------
Promotoba de Informaciones S.A.
  (Prisa) (Publishing)(a)               108,200      2,084,403
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          218,900      4,174,240
==============================================================
                                                    14,111,040
==============================================================

SWEDEN-7.05%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                           59,150      1,089,256
--------------------------------------------------------------
Biacore International A.B.
  (Electronics-Instrumentation)(a)      232,900      9,883,163
--------------------------------------------------------------
HiQ International A.B.
  (Services-Data Processing)            355,700      2,883,563
--------------------------------------------------------------
Micronic Laser Systems A.B.
  (Electronics-Semiconductors)(a)       219,200      6,537,586
--------------------------------------------------------------
OM Grupppen A.B. (Investment
  Banking/ Brokerage)                    12,650        451,980
--------------------------------------------------------------
PartnerTech A.B. (Communications
  Equipment)                            108,800      1,655,134
--------------------------------------------------------------
POOLIA A.B.-B Shares
  (Services-Employment)                  56,600      2,379,175
--------------------------------------------------------------
Proffice A.B.-B Shares
  (Services-Employment)                 153,000      5,053,194
--------------------------------------------------------------
Q-Med A.B. (Healthcare-Medical
  Products)(a)                          294,000      5,149,274
==============================================================
                                                    35,082,325
==============================================================

SWITZERLAND-16.16%

Adecco S.A. (Services-Commercial &
  Consumer)                               3,830      2,648,801
--------------------------------------------------------------
Charles Voegele Holding A.G.
  (Retail-Department Stores)             31,300      5,886,274
--------------------------------------------------------------
Compagnie Financiere Richemont
  A.G.-Units Tobacco)(b)                  2,575      7,163,523
--------------------------------------------------------------
ESEC Holding A.G. (Equipment-
  Semiconductor)(a)                      12,500      4,312,024
--------------------------------------------------------------
Huber & Suhner A.G. (Metal
  Fabricators)                            4,300      3,768,152
--------------------------------------------------------------
Julius Baer Holding A.G.-Class B
  (Banks-Major Regional)                    245      1,213,209
--------------------------------------------------------------
Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                        4,900      6,597,674
--------------------------------------------------------------
Micronas Semiconductor Holding A.G.
  (Electronics-Semiconductors)(a)        11,500      4,990,820
--------------------------------------------------------------
Nestle S.A. (Foods)(a)                    2,500      5,181,383
--------------------------------------------------------------
Serono S.A.-Class B (Health
  Care-Drugs-Generic & Other)             5,520      4,966,249
--------------------------------------------------------------
Straumann A.G. (Health
  Care-Specialized Services)              7,110     15,368,803
--------------------------------------------------------------
Swatch Group A.G. (The)-Class B
  (Consumer-Jewelry, Novelties &
  Gifts)                                  2,900      3,840,205
--------------------------------------------------------------
Synthes Stratec, Inc. (Health
  Care-Medical Products &
  Supplies)(c)                            7,000      4,459,467
--------------------------------------------------------------
Tecan A.G. (Health Care-Medical
  Products & Supplies)                    9,300      9,986,647
==============================================================
                                                    80,383,231
==============================================================

                                                     MARKET
                                       SHARES        VALUE
UNITED KINGDOM-18.59%

ARC International PLC (Electronics-
  Semiconductors)(a)                    735,400   $  3,629,023
--------------------------------------------------------------
ARM Holdings PLC (Electronics-
  Semiconductor)(a)                     454,250      4,483,229
--------------------------------------------------------------
Bookham Technology PLC
  (Communications Equipment)(a)          77,600      2,555,544
--------------------------------------------------------------
BP Amoco PLC (Oil-International
  Integrated)                           621,400      5,271,605
--------------------------------------------------------------
Capita Group PLC
  (Services-Commercial & Consumer)      714,000      5,440,573
--------------------------------------------------------------
Chloride Group PLC (Electrical
  Equipment)                          2,050,000      6,099,508
--------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                             128,400      2,141,195
--------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time-Products)                        223,350      1,008,169
--------------------------------------------------------------
Logica PLC (Computers-Software &
  Services)                             135,600      4,012,953
--------------------------------------------------------------
Marconi PLC (Communications
  Equipment)                            498,600      6,295,931
--------------------------------------------------------------
Matalan PLC (Retail-Discounters)        785,000      7,405,768
--------------------------------------------------------------
NDS Group PLC-ADR
  (Broadcasting-Television Radio &
  Cable)(a)                              64,700      4,852,500
--------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)            524,000      3,741,825
--------------------------------------------------------------
Royal Bank of Scotland Group PLC
  (Banks-Major Regional)                302,400      6,789,835
--------------------------------------------------------------
Shell Transport & Trading Co. (Oil-
  International Integrated)             877,700      7,063,741
--------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Health Care Drugs-Generic &
  Other)(a)                             173,100      3,517,323
--------------------------------------------------------------
Spirent PLC (Communications
  Equipment)                          1,042,900      9,672,320
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                  1,280,186      5,327,993
--------------------------------------------------------------
Volex Group PLC (Electrical
  Equipment)                            100,000      3,142,281
==============================================================
                                                    92,451,316
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $382,818,074)                                457,168,343
==============================================================

MONEY MARKET FUNDS-7.12%

STIC Liquid Assets Portfolio(d)      17,695,135     17,695,135
--------------------------------------------------------------
STIC Prime Portfolio(d)              17,695,135     17,695,135
==============================================================
    Total Money Market Funds (Cost
      $35,390,270)                                  35,390,270
==============================================================
TOTAL INVESTMENTS-99.03% (Cost
  $418,208,344)                                    492,558,613
==============================================================
OTHER ASSETS LESS LIABILITIES-0.97%                  4,824,712
==============================================================
NET ASSETS-100.00%                                $497,383,325
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common or preferred shares of the issuer.
(c)Security fair valued in accordance with the procedures established by the Board of Directors.
(d)The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000

ASSETS:

Investments, at market value (cost
  $418,208,344)                                 $492,558,613
------------------------------------------------------------
Foreign currencies, at value (cost $9,705,467)     9,796,033
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,518,004
------------------------------------------------------------
  Capital stock sold                               3,062,183
------------------------------------------------------------
  Dividends and interest                             436,863
------------------------------------------------------------
Collateral for securities loaned                  18,355,666
------------------------------------------------------------
Investment for deferred compensation plan             14,444
------------------------------------------------------------
Other assets                                          95,312
============================================================
    Total assets                                $530,837,118
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           11,926,794
------------------------------------------------------------
  Collateral upon return of securities loaned     18,355,666
------------------------------------------------------------
  Capital stock reacquired                         2,111,996
------------------------------------------------------------
  Deferred compensation plan                          14,444
------------------------------------------------------------
Accrued advisory fees                                409,851
------------------------------------------------------------
Accrued administrative services fees                  10,515
------------------------------------------------------------
Accrued distribution fees                            301,124
------------------------------------------------------------
Accrued directors' fees                                1,999
------------------------------------------------------------
Accrued transfer agent fees                          150,926
------------------------------------------------------------
Accrued operating expenses                           170,478
============================================================
    Total liabilities                             33,453,793
============================================================
Net assets applicable to shares outstanding     $497,383,325
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $273,604,785
____________________________________________________________
============================================================
Class B                                         $169,614,261
____________________________________________________________
============================================================
Class C                                         $ 54,164,279
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
Authorized                                       200,000,000
------------------------------------------------------------
Outstanding                                       11,596,194
____________________________________________________________
============================================================
Class B:
Authorized                                       200,000,000
------------------------------------------------------------
Outstanding                                        7,337,967
____________________________________________________________
============================================================
Class C:
Authorized                                       200,000,000
------------------------------------------------------------
Outstanding                                        2,341,714
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      23.59
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.59 divided by
      94.50%)                                   $      24.96
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      23.11
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      23.13
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $392,530)                                      $ 2,183,664
------------------------------------------------------------
Dividends from affiliated money market funds       1,521,653
------------------------------------------------------------
Interest                                              22,487
------------------------------------------------------------
Security lending income                              144,534
============================================================
    Total investment income                        3,872,338
============================================================

EXPENSES:

Advisory fees                                      4,248,118
------------------------------------------------------------
Administrative services fees                         109,571
------------------------------------------------------------
Custodian fees                                       428,055
------------------------------------------------------------
Distribution fees -- Class A                         868,732
------------------------------------------------------------
Distribution fees -- Class B                       1,566,725
------------------------------------------------------------
Distribution fees -- Class C                         422,886
------------------------------------------------------------
Transfer agent fees -- Class A                       480,324
------------------------------------------------------------
Transfer agent fees -- Class B                       376,924
------------------------------------------------------------
Transfer agent fees -- Class C                       101,738
------------------------------------------------------------
Directors' fees                                        6,941
------------------------------------------------------------
Other                                                354,098
============================================================
    Total expenses                                 8,964,112
============================================================
Less: Expenses paid indirectly                       (11,899)
============================================================
    Net expenses                                   8,952,213
============================================================
Net investment income (loss)                      (5,079,875)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                           10,775,266
------------------------------------------------------------
  Foreign currencies                              (3,009,052)
============================================================
                                                   7,766,214
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           36,293,246
------------------------------------------------------------
  Foreign currencies                                 (49,489)
============================================================
                                                  36,243,757
============================================================
Net gain on investment securities and foreign
  currencies                                      44,009,971
============================================================
Net increase in net assets resulting from
  operations                                     $38,930,096
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (5,079,875)   $ (1,719,011)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           7,766,214      (5,794,428)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           36,243,757      43,126,751
==========================================================================================
    Net increase in net assets resulting from operations        38,930,096      35,613,312
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (80,229)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      149,580,238       2,449,615
------------------------------------------------------------------------------------------
  Class B                                                       88,697,953       3,977,973
------------------------------------------------------------------------------------------
  Class C                                                       42,014,471        (246,455)
==========================================================================================
    Net increase in net assets                                 319,222,758      41,714,216
==========================================================================================

NET ASSETS:

  Beginning of year                                            178,160,567     136,446,351
==========================================================================================
  End of year                                                 $497,383,325    $178,160,567
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $424,964,898    $152,753,815
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (17,336)         (9,989)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (1,854,528)    (12,629,793)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          74,290,291      38,046,534
==========================================================================================
                                                              $497,383,325    $178,160,567
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Development Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $5,072,528, undistributed net realized gains increased by $3,009,051 and paid in capital decreased by $8,081,579 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $1,620,590 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets, plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $109,571 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $539,265 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $868,732, $1,566,725, and $422,886, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $432,931 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $117,258 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2000, the Fund paid legal fees of $4,602 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,088 and reductions in custodian fees of $5,811 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,899.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to not less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly and failed to return the securities.
  At October 31, 2000, securities with an aggregate value of $17,428,717 were on loan to brokers. The loans were secured by cash collateral of $18,355,666. For the year ended October 31, 2000, the Fund received fees of $144,534 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $697,671,504 and $453,712,085, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 89,996,432
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      $(15,880,101)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 74,116,331
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
  $418,442,282.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                     14,973,472    $398,349,739     7,243,646    $103,416,688
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,164,473     138,279,616     3,045,028      43,081,822
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,755,179      71,725,762     2,148,542      29,835,245
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         5,672          76,739
======================================================================================================================
Reacquired:
  Class A                                                     (9,417,238)   (248,769,501)   (7,125,444)   (101,043,812)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,967,360)    (49,581,663)   (2,797,703)    (39,103,849)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,150,167)    (29,711,291)   (2,160,106)    (30,081,700)
======================================================================================================================
                                                              10,358,359    $280,292,662       359,635    $  6,181,133
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                                ----------------------------------------------
                                                                                              NOVEMBER 3, 1997
                                                                                              (DATE OPERATIONS
                                                                YEAR ENDED     YEAR ENDED        COMMENCED)
                                                                OCTOBER 31,    OCTOBER 31,     TO OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                             $  16.42        $ 12.96          $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.21)         (0.11)           (0.08)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.38           3.58             3.04
==============================================================================================================
    Total from investment operations                                 7.17           3.47             2.96
==============================================================================================================
Less distributions from net investment income                          --          (0.01)              --
==============================================================================================================
Net asset value, end of period                                   $  23.59        $ 16.42          $ 12.96
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     43.67%         26.81%           29.60%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $273,605        $99,148          $76,686
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                             1.69%(c)       1.88%            1.98%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (0.82)%(c)     (0.69)%          (0.58)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $248,209,210.
(d) Ratios of expenses to average net assets excluding waivers was 2.15%.
(e) Annualized.

                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                                              NOVEMBER 3, 1997
                                                                                              (DATE OPERATIONS
                                                                YEAR ENDED     YEAR ENDED      COMMENCED) TO
                                                                OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                             $  16.20        $ 12.87          $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.38)         (0.22)           (0.18)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.29           3.55             3.05
==============================================================================================================
    Total from investment operations                                 6.91           3.33             2.87
==============================================================================================================
Net asset value, end of period                                   $  23.11        $ 16.20          $ 12.87
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     42.65%         25.87%           28.70%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $169,614        $67,074          $50,121
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                             2.39%(c)       2.63%            2.72%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.52)%(c)     (1.44)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $156,672,483.
(d) Ratios of expenses to average net assets excluding waivers was 2.89%.
(e) Annualized.

                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                                              NOVEMBER 3, 1997
                                                                                              (DATE OPERATIONS
                                                                YEAR ENDED     YEAR ENDED      COMMENCED) TO
                                                                OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                                  2000(a)         1999            1998(a)
                                                                -----------    -----------    ----------------
Net asset value, beginning of period                              $ 16.21        $ 12.88           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.38)         (0.23)           (0.18)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             7.30           3.56             3.06
==============================================================================================================
    Total from investment operations                                 6.92           3.33             2.88
==============================================================================================================
Net asset value, end of period                                    $ 23.13        $ 16.21           $12.88
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                     42.69%         25.85%           28.80%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $54,164        $11,938           $9,639
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                             2.39%(c)       2.63%            2.72%(d)(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.52)%(c)     (1.44)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                               112%           122%              93%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $42,288,606.
(d) Ratios of expenses to average net assets excluding waivers was 2.89%.
(e) Annualized.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Directors and Shareholders of
                     AIM International Funds, Inc.:

                     We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with auditing
                     standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                     /s/ KPMG LLP

                     December 6, 2000
                     Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-34.04%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.66%

Hispanic Broadcasting Corp.(a)         490,400   $   15,325,000
===============================================================

COMMUNICATIONS EQUIPMENT-6.85%

CommScope, Inc.(a)                     379,700        9,611,156
---------------------------------------------------------------
Comverse Technology, Inc.(a)           255,800       28,585,650
---------------------------------------------------------------
Dycom Industries, Inc.(a)              316,200       11,897,025
---------------------------------------------------------------
JDS Uniphase Corp.(a)                1,090,776       88,761,897
---------------------------------------------------------------
Polycom, Inc.(a)                       300,000       19,500,000
===============================================================
                                                    158,355,728
===============================================================

COMPUTERS (HARDWARE)-0.61%

National Instruments Corp.(a)          300,000       14,006,250
===============================================================

COMPUTERS (PERIPHERALS)-2.63%

Actel Corp.(a)                         500,000       18,312,500
---------------------------------------------------------------
QLogic Corp.(a)                        368,700       35,671,725
---------------------------------------------------------------
Silicon Storage Technology,
  Inc.(a)                              300,000        6,825,000
===============================================================
                                                     60,809,225
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-0.09%

Starmedia Network, Inc.(a)             325,100        1,991,237
===============================================================

ELECTRICAL EQUIPMENT-2.67%

Cree, Inc.(a)                          125,000       12,406,250
---------------------------------------------------------------
Sanmina Corp.(a)                       273,400       31,253,037
---------------------------------------------------------------
Vishay Intertechnology, Inc.(a)        600,000       18,000,000
===============================================================
                                                     61,659,287
===============================================================

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-3.06%

Power-One, Inc.(a)                     900,000       63,843,750
---------------------------------------------------------------
Sawtek Inc.(a)                         138,000        7,020,750
===============================================================
                                                     70,864,500
===============================================================

ELECTRONICS
  (INSTRUMENTATION)-0.86%

Alpha Industries, Inc.(a)              500,000       19,937,500
===============================================================

ELECTRONICS
  (SEMICONDUCTORS)-6.05%

Dallas Semiconductor Corp.             300,000       11,887,500
---------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                              675,000       38,010,937
---------------------------------------------------------------
Intersil Holding Corp.(a)              150,000        7,190,625
---------------------------------------------------------------
Micrel, Inc.(a)                        391,600       17,719,900
---------------------------------------------------------------
Microchip Technology Inc.(a)         1,500,000       47,437,500
---------------------------------------------------------------
Semtech Corp.(a)                       550,000       17,737,500
===============================================================
                                                    139,983,962
===============================================================

EQUIPMENT (SEMICONDUCTOR)-0.12%

Credence Systems Corp.(a)              150,000        2,812,500
===============================================================

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.93%

Alpharma Inc.-Class A                  250,000   $    9,703,125
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     160,100       11,787,363
===============================================================
                                                     21,490,488
===============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-1.71%

Health Management Associates,
  Inc.-Class A(a)                      400,000        7,925,000
---------------------------------------------------------------
Province Healthcare Co.(a)             752,700       31,707,488
===============================================================
                                                     39,632,488
===============================================================

OIL & GAS (DRILLING & EQUIPMENT)-1.39%

Cooper Cameron Corp.(a)                100,000        5,450,000
---------------------------------------------------------------
National-Oilwell, Inc.(a)              700,000       20,475,000
---------------------------------------------------------------
Patterson Energy, Inc.(a)              225,000        6,328,125
===============================================================
                                                     32,253,125
===============================================================

RESTAURANTS-0.62%

CEC Entertainment Inc.(a)              450,000       14,343,750
===============================================================

RETAIL (BUILDING SUPPLIES)-0.31%

Fastenal Co.                           125,000        7,179,688
===============================================================

RETAIL (SPECIALTY)-0.27%

Linens 'n Things, Inc.(a)              200,000        6,150,000
===============================================================

RETAIL (SPECIALTY-APPAREL)-1.84%

Abercrombie & Fitch Co.-Class
  A(a)                                 500,000       11,781,250
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         660,000       19,305,000
---------------------------------------------------------------
Too Inc.(a)                            500,000       11,468,750
===============================================================
                                                     42,555,000
===============================================================

SERVICES (DATA PROCESSING)-0.86%

Concord EFS, Inc.(a)                   483,807       19,987,277
===============================================================

SERVICES (EMPLOYMENT)-1.32%

Robert Half International Inc.(a)    1,000,000       30,500,000
===============================================================

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-0.78%

Powerwave Technologies, Inc.(a)        375,000       18,046,875
===============================================================

TEXTILES (APPAREL)-0.41%

Quicksilver, Inc.(a)                   500,000        9,562,500
===============================================================
    Total Domestic Common Stocks
      (Cost $486,833,062)                           787,446,380
===============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-54.99%

AUSTRALIA-0.92%

Brambles Industries Ltd. (Air
  Freight)                             235,000        6,092,927
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
AUSTRALIA-(CONTINUED)

ERG Ltd. (Electrical Equipment)      3,098,000   $   15,175,266
===============================================================
                                                     21,268,193
===============================================================

BRAZIL-3.98%

Brasil Telecom Participacoes
  S.A.-ADR (Telephone)                  60,400        3,272,925
---------------------------------------------------------------
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-ADR (Retail-Food Chains)      277,419        9,883,052
---------------------------------------------------------------
Companhia de Bebidas das
  Americas-ADR
  (Beverages-Alcoholic)                721,100       16,269,819
---------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Telephone)                          285,200        4,616,675
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)        762,000       20,196,292
---------------------------------------------------------------
Tele Celular Sul Participacoes
  S.A.-ADR
  (Telecommunications-Cellular/
   Wireless)                           114,200        2,876,412
---------------------------------------------------------------
Tele Centro Oeste Celular
  Participacoes S.A.-ADR
  (Telecommunication-Cellular/
   Wireless)                           696,000        7,047,000
---------------------------------------------------------------
Tele Nordeste Celular
  Participacoes S.A.-ADR
  (Telecommunications-Cellular/
   Wireless)                           115,000        4,743,750
---------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Telephone)                 843,181       18,655,380
---------------------------------------------------------------
Telemig Celular S.A.-ADR
  (Telecommunications-Cellular/
   Wireless)                            84,200        4,420,500
===============================================================
                                                     91,981,805
===============================================================

CANADA-7.42%

ATS Automation Tooling Systems,
  Inc. (Machinery-Diversified)(a)      324,000        5,748,969
---------------------------------------------------------------
Celestica Inc.
  (Electronics-Semiconductors)(a)      268,000       19,262,500
---------------------------------------------------------------
Certicom Corp.
  (Computers-Software &
  Services)(a)                         306,400       10,131,081
---------------------------------------------------------------
C-MAC Industries, Inc.
  (Electronics-Component
  Distributors)(a)                     407,300       22,934,460
---------------------------------------------------------------
Cognos, Inc. (Computers-Software
  & Services)(a)                       442,600       18,367,900
---------------------------------------------------------------
Descartes Systems Group Inc,
  (The) (Computers-Software &
  Services)(a)                         260,000       10,537,550
---------------------------------------------------------------
Exfo Electro-Optical Engineering
  Inc. (Communications
  Equipment)(a)                        160,300        6,111,437
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Lodging-Hotels)                     338,300       24,695,900
---------------------------------------------------------------
Onex Corp. (Investments)             1,033,100       16,369,423
---------------------------------------------------------------
Pivotal Corp. (Computers-Software
  & Services)(a)                       122,000        7,457,250
---------------------------------------------------------------
Research in Motion Ltd.
  (Telecommunications-Cellular/
   Wireless)(a)                        151,000       15,100,000
---------------------------------------------------------------
Sears Canada, Inc.
  (Retail-Department Stores)           192,400        3,369,803
---------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting-Television, Radio
  & Cable)                             312,300        6,389,953
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Tundra Semiconductor Corp.
  (Electronics-Semiconductors)         146,000   $    5,257,644
===============================================================
                                                    171,733,870
===============================================================

DENMARK-2.61%

Vestas Wind Systems A.S.
  (Manufacturing-Specialized)          925,000       50,103,200
---------------------------------------------------------------
William Demant A.S.
  (Electronics-Instrumentation)        214,900       10,292,380
===============================================================
                                                     60,395,580
===============================================================

FINLAND-0.28%

Elcoteq Network-Class A
  (Manufacturing-Specialized)          192,000        6,550,220
===============================================================

FRANCE-5.06%

Altran Technologies S.A.
  (Services-Commercial &
  Consumer)                            164,700       33,671,233
---------------------------------------------------------------
Business Objects S.A.-ADR
  (Computers-Software &
  Services)(a)                         200,000       15,759,375
---------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)            70,000       11,292,986
---------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/
  Marketing)                           880,000       14,181,960
---------------------------------------------------------------
M6 Metropole Television
  (Broadcasting-Television, Radio
  & Cable)                             343,000       15,136,521
---------------------------------------------------------------
NRJ Group
  (Broadcasting-Television, Radio
  & Cable)(a)                          290,800        9,624,709
---------------------------------------------------------------
Silicon-On-Insulator Technologies
  (SOITEC) (Electronics-Component
  Distributors)(a)                     250,000        5,664,739
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                             216,000       11,786,730
===============================================================
                                                    117,118,253
===============================================================

GERMANY-3.50%

ADVA A.G. Optical Networking
  (Communications Equipment)(a)        172,800       12,684,941
---------------------------------------------------------------
Heidelberger Druckmaschinen A.G.
  (Machinery-Diversified)              182,500        9,641,194
---------------------------------------------------------------
Medion A.G.
  (Electronics-Component
  Distributors)                         85,500        8,707,149
---------------------------------------------------------------
MLP A.G.-Pfd.
  (Services-Commercial &
  Consumer)                            120,000       16,192,242
---------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)          6,270       21,018,090
---------------------------------------------------------------
Tecis Holding A.G.
  (Computers-Software & Services)      175,200       12,667,832
===============================================================
                                                     80,911,448
===============================================================

HONG KONG-2.70%

China Mobile Ltd.
  (Telecommunications-Cellular/
   Wireless)(a)                      3,428,000       21,977,177
---------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                   3,047,000       15,393,230
---------------------------------------------------------------
Esprit Holdings Ltd.
  (Retail-Specialty Apparel)         3,506,000        3,011,950
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HONG KONG-(CONTINUED)

Hutchison Whampoa Ltd.
  (Retail-Food Chains)               1,776,500   $   22,095,205
===============================================================
                                                     62,477,562
===============================================================

INDIA-0.48%

Infosys Technologies Ltd.
  (Computers-Software &
  Services)(b)                          45,000        6,913,882
---------------------------------------------------------------
Satyam Computer Services Ltd.
  (Computers-Software & Services)      645,000        4,248,875
===============================================================
                                                     11,162,757
===============================================================

ISRAEL-1.51%

NICE Systems Ltd.-ADR
  (Communications Equipment)(a)        259,000       12,108,250
---------------------------------------------------------------
Orbotech, Ltd.
  (Computers-Software &
  Services)(a)                         430,650       22,797,534
===============================================================
                                                     34,905,784
===============================================================

ITALY-0.98%

Gruppo Editoriale L'Espresso
  (Publishing)                       2,080,000       22,753,325
===============================================================

JAPAN-3.59%

Bellsystem 24, Inc. (Services-
  Commercial & Consumer)                42,000       15,088,668
---------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food Chains)                 244,200        7,877,780
---------------------------------------------------------------
Crayfish Co. Ltd.-ADR (Computers-
  Software & Services)(a)              373,900          584,219
---------------------------------------------------------------
Hokuto Corp. (Agricultural
  Products)                            288,850        9,159,336
---------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                            155,250        7,953,512
---------------------------------------------------------------
Softbank Corp.
  (Computers-Software & Services)      204,000       12,245,796
---------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                         115,550       10,907,437
---------------------------------------------------------------
Yahoo Japan Corp.
  (Computers-Software &
  Services)(a)                             224       19,297,072
===============================================================
                                                     83,113,820
===============================================================

MEXICO-5.93%

Cemex S.A. de C.V.-ADR
  (Construction-Cement &
  Aggregates)                          259,400        5,479,825
---------------------------------------------------------------
Cemex S.A. de C.V. Wts.-ADR
  (Construction-Cement &
  Aggregates) expiring
  12/13/02 (c)                          16,212           32,424
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            566,300       10,865,881
---------------------------------------------------------------
Controladora Comercial Mexicana
  S.A. de C.V.-ADR-Units
  (Retail-General Merchandise)(d)    2,579,000        2,858,963
---------------------------------------------------------------
Corporacion Interamericana de
  Entretenimiento S.A. Class B
  (Entertainment)(a)                 3,288,144       14,855,451
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-ADR
  (Beverages-Alcoholic)                446,880       17,065,230
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MEXICO-(CONTINUED)

Grupo Financiero Banamex Accival,
  S.A. de C.V. (Banacci)
  (Financial-Diversified)(a)         7,104,000   $   11,040,100
---------------------------------------------------------------
Grupo Financiero Bancomer, S.A.
  de C.V.-Class O
  (Banks-Regional)(a)               11,940,000        7,392,261
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            3,161,000        8,429,774
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   323,000       17,482,375
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                          2,014,000        5,149,791
---------------------------------------------------------------
Organizacion Soriana S.A. de
  C.V.-Class B (Retail-Department
  Stores)                            1,776,000        5,572,056
---------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-
  Class L-ADR (Telephone)              198,600       10,711,987
---------------------------------------------------------------
Tubos de Acero de Mexico S.A.-ADR
  (Oil & Gas-Drilling &
  Equipment)                           541,800        8,240,778
---------------------------------------------------------------
Wal-Mart de Mexico S.A. de
  C.V.-Series C (Retail-General
  Merchandise)(a)                    5,300,000       12,083,246
===============================================================
                                                    137,260,142
===============================================================

NETHERLANDS-0.36%

Nutreco Holding N.V.
  (Agricultural Products)              194,900        8,402,416
===============================================================

NORWAY-0.40%

Tomra Systems A.S.A.
  (Manufacturing-Specialized)          231,700        9,315,050
===============================================================

PHILIPPINES-0.11%

SM Prime Holdings, Inc. (Land
  Development)                      32,000,000        2,475,822
===============================================================

SINGAPORE-1.47%

Chartered Semiconductor
  Manufacturing Ltd.-ADR
  (Electronics-
  Semiconductors)(a)                   172,600        8,025,900
---------------------------------------------------------------
Datacraft Asia Ltd.
  (Communications Equipment)           867,880        5,944,978
---------------------------------------------------------------
DBS Group Holdings Ltd.
  (Banks-Money Center)                 640,813        7,552,713
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                      1,939,000        3,864,089
---------------------------------------------------------------
Keppel Land Ltd. (Land
  Development)                       3,413,000        5,091,419
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)              240,000        3,429,938
===============================================================
                                                     33,909,037
===============================================================

SOUTH KOREA-1.12%

Hyundai Motor Co. Ltd.
  (Automobiles)                        475,124        5,429,989
---------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)                          274,500       10,122,188
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                       265,700        4,201,381
---------------------------------------------------------------
Samsung Electronics N.V.
  (Electronics-Component
  Distributors)                         48,200        6,038,242
===============================================================
                                                     25,791,800
===============================================================

                                                     MARKET
                                     SHARES          VALUE
SPAIN-1.06%

NH Hoteles, S.A. (Investment
  Management)                        1,667,800   $   18,824,534
---------------------------------------------------------------
Promotoba de Informaciones S.A.
  (Prisa) (Publishing)(a)              289,800        5,582,810
===============================================================
                                                     24,407,344
===============================================================

SWEDEN-1.14%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                         920,000       16,942,062
---------------------------------------------------------------
Biacore International A.B.
  (Electronics-
  Instrumentation)(a)                  167,800        7,120,630
---------------------------------------------------------------
OM Grupppen A.B. (Investment
  Banking/Brokerage)                    61,000        2,179,509
===============================================================
                                                     26,242,201
===============================================================

SWITZERLAND-4.16%

Charles Voegele Holding A.G.
  (Retail-Department Stores)           104,900       19,727,480
---------------------------------------------------------------
ESEC Holding A.G. (Equipment-
  Semiconductors)(a)                    17,000        5,864,352
---------------------------------------------------------------
Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                      12,200       16,426,863
---------------------------------------------------------------
Micronas Semiconductor Holding
  A.G.
  (Electronics-Semiconductors)(a)       26,700       11,587,381
---------------------------------------------------------------
Straumann A.G. (Health
  Care-Specialized Services)             8,100       17,508,763
---------------------------------------------------------------
Synthes Stratec, Inc. (Health
  Care-Medical Products &
  Supplies)(b)                          14,000        8,918,934
---------------------------------------------------------------
Tecan A.G. (Health Care-Medical
  Products & Supplies)                  15,100       16,214,878
===============================================================
                                                     96,248,651
===============================================================

TAIWAN-1.15%

Compal Electronics Inc.
  (Computers-Hardware)               3,641,300        5,553,475
---------------------------------------------------------------
Far Eastern Textile Ltd.
  (Textiles-Apparel)                   676,965          557,069
---------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co. Ltd.
  (Electronics-
  Semiconductors)(a)                 3,713,280       11,257,585
---------------------------------------------------------------
United Microelectronics Corp.
  Ltd. (Electronics-Component
  Distributors)(a)                   5,284,400        9,318,200
===============================================================
                                                     26,686,329
===============================================================

                                                     MARKET
                                     SHARES          VALUE
THAILAND-0.20%

Advanced Info Service Public Co.
  Ltd. (Telephone)(a)                  569,000   $    4,680,254
===============================================================

UNITED KINGDOM-4.86%

ARM Holdings PLC (Electronics-
  Semiconductors)(a)                 1,393,450       13,752,683
---------------------------------------------------------------
Bookham Technology PLC
  (Communications Equipment)(a)        171,300        5,641,297
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                            612,000       10,205,695
---------------------------------------------------------------
Dimension Data Holdings PLC
  (Computers-Software &
  Services)(a)                       1,536,126       13,466,381
---------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time-Products)                       469,600        2,119,706
---------------------------------------------------------------
Logica PLC (Computers-Software &
  Services)                            559,200       16,548,991
---------------------------------------------------------------
Matalan PLC (Retail-Discounters)     1,600,000       15,094,560
---------------------------------------------------------------
NDS Group PLC-ADR (Broadcasting-
  Television, Radio & Cable)(a)        100,000        7,500,000
---------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)         1,360,000        9,711,608
---------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Health Care-Drugs-Generic &
  Other)(a)                            908,400       18,458,325
===============================================================
                                                    112,499,246
===============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $905,093,017)                               1,272,290,909
===============================================================

MONEY MARKET FUNDS-9.60%

STIC Liquid Assets Portfolio(e)    111,077,016      111,077,016
---------------------------------------------------------------
STIC Prime Portfolio(e)            111,077,016      111,077,016
===============================================================
    Total Money Market Funds
      (Cost $222,154,032)                           222,154,032
===============================================================
TOTAL INVESTMENTS-98.63%
  (Cost $1,614,080,111)                           2,281,891,321
===============================================================
OTHER ASSETS LESS
  LIABILITIES-1.37%                                  31,735,771
===============================================================
NET ASSETS-100.00%                               $2,313,627,092
_______________________________________________________________
===============================================================

Investment Abbreviations

ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt
Pfd.  - Preferred
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Directors.
(c) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(d) Each unit represents three B shares and one C share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

Investments, at market value (cost
  $1,614,080,111)                              $2,281,891,321
-------------------------------------------------------------
Foreign currencies, at value (cost
  $36,401,071)                                     36,604,081
-------------------------------------------------------------
Receivables for:
  Investments sold                                  8,384,239
-------------------------------------------------------------
  Capital stock sold                                4,132,695
-------------------------------------------------------------
  Dividends and interest                            2,560,804
-------------------------------------------------------------
Collateral for securities loaned                  277,475,346
-------------------------------------------------------------
Investment for deferred compensation plan              48,943
-------------------------------------------------------------
Other assets                                          322,202
=============================================================
    Total assets                                2,611,419,631
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            12,052,502
-------------------------------------------------------------
  Capital stock reacquired                          3,655,996
-------------------------------------------------------------
  Collateral upon return of securities loaned     277,475,346
-------------------------------------------------------------
  Deferred compensation plan                           48,943
-------------------------------------------------------------
Accrued advisory fees                               1,691,908
-------------------------------------------------------------
Accrued administrative services fees                   15,096
-------------------------------------------------------------
Accrued distribution fees                           1,853,706
-------------------------------------------------------------
Accrued directors' fees                                   867
-------------------------------------------------------------
Accrued transfer agent fees                           563,326
-------------------------------------------------------------
Accrued operating expenses                            434,849
=============================================================
    Total liabilities                             297,792,539
=============================================================
Net assets applicable to shares outstanding    $2,313,627,092
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $1,103,740,292
_____________________________________________________________
=============================================================
Class B                                        $1,158,978,687
_____________________________________________________________
=============================================================
Class C                                        $   50,908,113
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      42,670,252
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      46,400,165
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       2,037,273
_____________________________________________________________
=============================================================
Class A:
  Net asset value and redemption price per
    share                                      $        25.87
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.87 divided by
    95.25%)                                    $        27.16
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        24.98
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        24.99
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,196,779)                                   $  8,064,739
------------------------------------------------------------
Dividends from affiliated money market funds       9,148,451
------------------------------------------------------------
Interest                                             103,328
------------------------------------------------------------
Security lending income                              367,900
============================================================
    Total investment income                       17,684,418
============================================================

EXPENSES:

Advisory fees                                     22,245,857
------------------------------------------------------------
Administrative services fees                         182,264
------------------------------------------------------------
Custodian fees                                     1,520,123
------------------------------------------------------------
Distribution fees -- Class A                       6,067,804
------------------------------------------------------------
Distribution fees -- Class B                      13,029,893
------------------------------------------------------------
Distribution fees -- Class C                         417,860
------------------------------------------------------------
Transfer agent fees -- Class A                     2,130,793
------------------------------------------------------------
Transfer agent fees -- Class B                     2,783,318
------------------------------------------------------------
Transfer agent fees -- Class C                        89,259
------------------------------------------------------------
Directors' fees                                        9,264
------------------------------------------------------------
Other                                              1,091,832
============================================================
    Total expenses                                49,568,267
============================================================
Less: Expenses paid indirectly                       (55,407)
============================================================
    Net expenses                                  49,512,860
============================================================
Net investment income (loss)                     (31,828,442)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          470,167,710
------------------------------------------------------------
  Foreign currencies                              (6,488,869)
============================================================
                                                 463,678,841
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (36,865,762)
------------------------------------------------------------
  Foreign currencies                                 (18,069)
============================================================
                                                 (36,883,831)
============================================================
Net gain from investment securities and
  foreign currencies                             426,795,010
============================================================
Net increase in net assets resulting from
  operations                                    $394,966,568
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                   2000              1999
                                                              --------------    --------------

OPERATIONS:

  Net investment income (loss)                                $  (31,828,442)   $  (21,800,341)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   463,678,841       195,571,025
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (36,883,831)      394,291,022
==============================================================================================
    Net increase in net assets resulting from operations         394,966,568       568,061,706
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (51,990,426)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (58,426,813)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,135,421)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        112,191,153      (361,902,444)
----------------------------------------------------------------------------------------------
  Class B                                                         84,244,285      (307,272,112)
----------------------------------------------------------------------------------------------
  Class C                                                         38,282,689        (1,457,883)
==============================================================================================
    Net increase (decrease) in net assets                        518,132,035      (102,570,733)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,795,495,057     1,898,065,790
==============================================================================================
  End of year                                                 $2,313,627,092    $1,795,495,057
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,218,746,808    $  992,683,210
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (108,263)      (13,357,764)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                       427,253,871       111,551,104
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           667,734,676       704,618,507
==============================================================================================
                                                              $2,313,627,092    $1,795,495,057
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is above-average long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $45,077,943, undistributed net realized gains decreased by $36,423,414 and paid-in capital decreased by $8,654,529 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $182,264 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $3,024,696 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $6,067,804, $13,029,893 and $417,860, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $667,333 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $72,714 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2000, the Fund paid legal fees of $7,964 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $34,299 and reductions in custodian fees of $21,108 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $55,407.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly and failed to return the securities.
  At October 31, 2000, securities with an aggregate value of $268,671,196 were on loan to brokers. The loans were secured by cash collateral of $277,475,346. For the year ended October 31, 2000, the Fund received fees of $367,900 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $1,456,299,617 and $1,558,928,652, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 781,574,831
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (115,619,284)
=========================================================
Net unrealized appreciation of investment
  securities                                $ 665,955,547
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,615,935,774.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                          2000                             1999
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    ---------------
Sold:
  Class A                                                      18,396,903    $ 547,555,973     44,392,973    $   788,784,876
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,080,280      181,657,597      2,884,425         50,807,802
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,805,060       53,447,289        812,924         14,207,396
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,995,404       49,763,525             --                 --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,238,791       54,178,748             --                 --
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          42,452        1,027,748             --                 --
============================================================================================================================
Reacquired:
  Class A                                                     (16,549,844)    (485,128,345)   (64,640,003)    (1,150,687,320)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,346,711)    (151,592,060)   (20,494,580)      (358,079,914)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (574,953)     (16,192,348)      (897,630)       (15,665,279)
============================================================================================================================
                                                                8,087,382    $ 234,718,127    (37,941,891)   $  (670,632,439)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2000(a)      1999(a)     1998(a)      1997(a)      1996(a)
                                                              ----------    --------    --------    ----------    --------
Net asset value, beginning of period                          $    21.95    $  15.87    $  17.28    $    15.76    $  13.09
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.28)      (0.17)      (0.10)        (0.15)      (0.09)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     5.56        6.25       (1.31)         1.67        2.81
==========================================================================================================================
    Total from investment operations                                5.28        6.08       (1.41)         1.52        2.72
==========================================================================================================================
Less distributions:
  Distributions from net realized gains                            (1.36)         --          --            --       (0.05)
==========================================================================================================================
Net asset value, end of period                                $    25.87    $  21.95    $  15.87    $    17.28    $  15.76
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    24.27%      38.31%       8.16%         9.65%      20.83%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,103,740    $852,198    $937,587    $1,242,505    $919,319
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                             1.65%(c)    1.80%       1.75%         1.75%       1.83%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.96)%(c)  (0.95)%     (0.55)%       (0.88)%     (0.62)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               62%         60%         50%           57%         44%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $1,213,560,798.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2000(a)      1999(a)     1998(a)      1997(a)      1996(a)
                                                              ----------    --------    --------    ----------    --------
Net asset value, beginning of period                          $    21.35    $  15.52    $  17.00    $    15.58    $  13.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.42)      (0.27)      (0.19)        (0.24)      (0.17)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     5.41        6.10       (1.29)         1.66        2.78
==========================================================================================================================
    Total from investment operations                                4.99        5.83       (1.48)         1.42        2.61
==========================================================================================================================
Less distributions:
  Distributions from net realized gains                            (1.36)         --          --            --       (0.05)
==========================================================================================================================
Net asset value, end of period                                $    24.98    $  21.35    $  15.52    $    17.00    $  15.58
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    23.56%      37.56%       8.71%         9.11%      20.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,158,979    $926,972    $947,293    $1,241,999    $807,215
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                             2.19%(c)    2.37%       2.32%         2.30%       2.37%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (1.50)%(c)  (1.52)%     (1.11)%       (1.44)%     (1.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               62%         60%         50%           57%         44%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $1,302,989,286.

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                   AUGUST 4, 1997
                                                                 YEAR ENDED OCTOBER 31,        (DATE SALES COMMENCED)
                                                              -----------------------------        TO OCTOBER 31,
                                                              2000(a)    1999(a)    1998(a)           1997(a)
                                                              -------    -------    -------    ----------------------
Net asset value, beginning of period                          $21.35     $15.52     $17.00             $18.39
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.42)     (0.27)     (0.19)             (0.04)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 5.42       6.10      (1.29)             (1.35)
=====================================================================================================================
    Total from investment operations                            5.00       5.83      (1.48)             (1.39)
=====================================================================================================================
Less distributions:
  Distributions from net realized gains                        (1.36)        --         --                 --
=====================================================================================================================
Net asset value, end of period                                $24.99     $21.35     $15.52             $17.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                23.61%     37.56%      8.71%              7.56%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $50,908    $16,325    $13,186             $4,676
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                         2.19%(c)   2.37%      2.34%              2.36%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.50)%(c) (1.52)%    (1.13)%            (1.50)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           62%        60%        50%                57%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $41,785,990.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Growth Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-47.74%

BANKS (MONEY CENTER)-1.18%

Chase Manhattan Corp. (The)            440,000   $   20,020,000
===============================================================

BIOTECHNOLOGY-1.75%

Amgen Inc.(a)                          303,000       17,555,062
---------------------------------------------------------------
Protein Design Labs, Inc.(a)            89,500       12,089,492
===============================================================
                                                     29,644,554
===============================================================

COMMUNICATIONS EQUIPMENT-5.53%

ADC Telecommunications, Inc.(a)        612,000       13,081,500
---------------------------------------------------------------
Comverse Technology, Inc.(a)           255,000       28,496,250
---------------------------------------------------------------
JDS Uniphase Corp.(a)                  188,768       15,360,996
---------------------------------------------------------------
Redback Networks Inc.(a)               221,000       23,522,687
---------------------------------------------------------------
Scientific-Atlanta, Inc.               190,700       13,051,031
===============================================================
                                                     93,512,464
===============================================================
COMPUTERS (HARDWARE)-2.22%
McDATA Corp.-Class B(a)                 37,600        3,134,312
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              311,000       34,482,125
===============================================================
                                                     37,616,437
===============================================================

COMPUTERS (NETWORKING)-2.61%

Cisco Systems, Inc.(a)                 392,500       21,145,937
---------------------------------------------------------------
Juniper Networks, Inc.(a)              118,000       23,010,000
===============================================================
                                                     44,155,937
===============================================================

COMPUTERS (PERIPHERALS)-4.09%

Brocade Communications Systems,
  Inc.(a)                               99,000       22,510,125
---------------------------------------------------------------
EMC Corp.(a)                           525,000       46,757,813
===============================================================
                                                     69,267,938
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-10.17%

America Online, Inc.(a)                128,000        6,455,040
---------------------------------------------------------------
Ariba, Inc.(a)                         127,000       16,049,625
---------------------------------------------------------------
BEA Systems, Inc.(a)                   225,000       16,143,750
---------------------------------------------------------------
Mercury Interactive Corp.(a)           203,000       22,533,000
---------------------------------------------------------------
Rational Software Corp.(a)             446,000       26,620,625
---------------------------------------------------------------
Siebel Systems, Inc.(a)                285,000       29,907,188
---------------------------------------------------------------
TIBCO Software Inc.(a)                 141,700        8,927,100
---------------------------------------------------------------
VERITAS Software Corp.(a)              267,000       37,651,172
---------------------------------------------------------------
Vitria Technology, Inc.(a)             290,000        7,793,750
===============================================================
                                                    172,081,250
===============================================================

ELECTRICAL EQUIPMENT-0.49%

Sanmina Corp.(a)                        72,500        8,287,656
===============================================================

                                                     MARKET
                                      SHARES         VALUE
ELECTRONICS
  (INSTRUMENTATION)-1.41%

Waters Corp.(a)                        328,500   $   23,836,781
===============================================================

ELECTRONICS (SEMICONDUCTORS)-2.38%

Analog Devices, Inc.(a)                130,000        8,450,000
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        166,000       12,688,625
---------------------------------------------------------------
SDL, Inc.(a)                            43,000       11,147,750
---------------------------------------------------------------
Xilinx, Inc.(a)                        110,000        7,968,125
===============================================================
                                                     40,254,500
===============================================================

ENTERTAINMENT-0.52%

Time Warner Inc.                       115,000        8,729,650
===============================================================

FINANCIAL (DIVERSIFIED)-0.53%

American Express Co.                   150,000        9,000,000
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-3.64%

Andrx Group(a)                          42,800        3,081,600
---------------------------------------------------------------
Forest Laboratories, Inc.(a)           236,000       31,270,000
---------------------------------------------------------------
Genentech, Inc.(a)                     330,000       27,225,000
===============================================================
                                                     61,576,600
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.81%

Allergan, Inc.                         160,000       13,450,000
---------------------------------------------------------------
Pfizer Inc.                            400,000       17,275,000
===============================================================
                                                     30,725,000
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.48%

Medtronic, Inc.                        185,000       10,047,813
---------------------------------------------------------------
PE Corp-PE Biosystems Group            273,000       31,941,000
===============================================================
                                                     41,988,813
===============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-0.48%

Alza Corp.(a)                          100,000        8,093,750
===============================================================

INSURANCE (MULTI-LINE)-1.55%

American International Group, Inc.     268,000       26,264,000
===============================================================

INVESTMENT BANKING/BROKERAGE-1.98%

Goldman Sachs Group, Inc. (The)         80,000        7,985,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.       317,500       25,499,219
===============================================================
                                                     33,484,219
===============================================================

LEISURE TIME (PRODUCTS)-0.53%

Harley-Davidson, Inc.                  185,000        8,914,688
===============================================================

NATURAL GAS-0.52%

Dynegy Inc.-Class A                    191,000        8,845,688
===============================================================

                                                     MARKET
                                      SHARES         VALUE
POWER PRODUCERS
  (INDEPENDENT)-0.47%

Calpine Corp.(a)                       100,000   $    7,893,750
===============================================================

SERVICES (DATA PROCESSING)-0.46%

Ceridian Corp.(a)                      310,000        7,750,000
===============================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.94%

Powerwave Technologies, Inc.(a)        330,000       15,881,250
===============================================================
    Total Domestic Common Stocks
      (Cost $596,805,209)                           807,824,925
===============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-39.92%

AUSTRALIA-1.29%

AMP Ltd. (Insurance-Life/Health)       448,840        4,045,892
---------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                             335,000        8,685,662
---------------------------------------------------------------
Computershare Ltd.-Wts., expiring
  07/26/01 (Computers-Software &
  Services)                            100,000           55,982
---------------------------------------------------------------
Foster's Brewing Group Ltd.
  (Beverages-Alcoholic)              3,998,000        9,056,228
===============================================================
                                                     21,843,764
===============================================================

BRAZIL-0.96%

Companhia de Bebidas das
  Americas-ADR
  (Beverages-Alcoholic)                408,600        9,219,037
---------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Telephone)                 314,800        6,964,950
===============================================================
                                                     16,183,987
===============================================================

CANADA-3.32%

Bombardier Inc.-Class B
  (Aerospace/Defense)                1,296,320       20,327,941
---------------------------------------------------------------
C-MAC Industries, Inc.
  (Electronics-Component
  Distributors)(a)                     184,400       10,383,291
---------------------------------------------------------------
Celestica Inc.
  (Electronics-Semiconductors)(a)      205,000       14,603,549
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)           239,184       10,882,872
===============================================================
                                                     56,197,653
===============================================================

DENMARK-1.35%

Novo Nordisk A.S.-Class B (Health
  Care- Drugs-Generic & Other)(a)      108,050       22,917,531
===============================================================

FINLAND-1.27%

Nokia Oyj (Communications
  Equipment)                           521,000       21,439,691
===============================================================

FRANCE-7.02%

Alcatel S.A. (Communications
  Equipment)                           330,000       20,135,919
---------------------------------------------------------------
Aventis S.A.
  (Chemicals-Diversified)(a)           290,600       20,962,504
---------------------------------------------------------------
BNP Paribas (Banks-Major Regional)     238,000       20,521,036
---------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/
  Marketing)                           647,900       10,441,468
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)          43,020        7,677,827
---------------------------------------------------------------
Schneider Electric S.A.
  (Housewares)(a)                       82,200        5,354,006
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FRANCE-(CONTINUED)

Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                             151,500   $    8,267,082
---------------------------------------------------------------
STMicroelectronics N.V.
  (Electronics-Semiconductors)         274,000       13,823,914
---------------------------------------------------------------
Total Fina Elf S.A.
  (Oil-International Integrated)        81,459       11,655,348
===============================================================
                                                    118,839,104
===============================================================

GERMANY-0.49%

Siemens A.G.
  (Manufacturing-Diversified)           64,900        8,261,608
===============================================================

HONG KONG-1.59%

China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              1,496,000        9,590,973
---------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                     828,000        4,182,998
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                 781,000        9,713,681
---------------------------------------------------------------
Shangri-La Asia Ltd.
  (Lodging-Hotels)                   3,478,000        3,433,850
===============================================================
                                                     26,921,502
===============================================================

ISRAEL-1.99%

Check Point Software Technologies
  Ltd. (Computers-Software &
  Services)(a)                         213,000       33,733,875
===============================================================

JAPAN-5.72%

Advantest Corp.
  (Electronics-Instrumentation)         43,200        5,633,836
---------------------------------------------------------------
Crayfish Co. Ltd.-ADR
  (Computers-Software &
  Services)(a)                         152,200          237,812
---------------------------------------------------------------
Hirose Electric Co. Ltd.
  (Electronics-Component
  Distributors)                         44,000        5,080,878
---------------------------------------------------------------
Hoya Corp.
  (Manufacturing-Specialized)           50,000        4,133,254
---------------------------------------------------------------
Matsushita Communication
  Industrial Co., Ltd. (Telephone)      46,000        6,028,502
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Component
  Distributors)                         49,000        5,864,822
---------------------------------------------------------------
NEC Corp. (Computers-Hardware)         358,000        6,824,360
---------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                                478        4,350,034
---------------------------------------------------------------
NTT Data Corp. (Computers-Software
  & Services)(a)                           318        2,477,203
---------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                       266        6,557,669
---------------------------------------------------------------
Ricoh Co., Ltd. (Office Equipment
  & Supplies)                          230,000        3,541,218
---------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component
  Distributors)                         17,000        4,286,028
---------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                             72,900        3,734,693
---------------------------------------------------------------
Sanyo Electric Co., Ltd.
  (Electronics-Component
  Distributors)                      1,332,000       10,132,063
---------------------------------------------------------------
Sharp Corp. (Electrical Equipment)     185,000        2,356,688
---------------------------------------------------------------
Sony Corp. (Electrical Equipment)      113,400        9,062,439
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
JAPAN-(CONTINUED)

Takeda Chemical Industries Ltd.
  (Health Care-Drugs-Generic &
  Other)                                94,000   $    6,194,015
---------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-
  Semiconductors)                       67,000        5,243,825
---------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                          52,550        4,960,500
===============================================================
                                                     96,699,839
===============================================================

MEXICO-1.51%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            376,100        7,216,419
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   105,200        5,693,950
---------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-
  Class L-ADR (Telephone)              137,300        7,405,619
---------------------------------------------------------------
Wal-Mart de Mexico S.A. de
  C.V.-Series C (Retail-General
  Merchandise)(a)                    2,327,000        5,305,229
===============================================================
                                                     25,621,217
===============================================================

NETHERLANDS-2.99%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                           537,000       21,104,627
---------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)       291,840       17,309,657
---------------------------------------------------------------
VNU N.V. (Publishing)                  257,930       12,148,522
===============================================================
                                                     50,562,806
===============================================================

SINGAPORE-0.50%

DBS Group Holdings Ltd.
  (Banks-Money Center)                 459,283        5,413,174
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                        782,600        1,559,585
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)              106,000        1,514,889
===============================================================
                                                      8,487,648
===============================================================

SOUTH KOREA-0.57%

Korea Telecom Corp.-ADR
  (Telephone)                          178,000        6,563,750
---------------------------------------------------------------
Samsung Electronics N.V.
  (Electronics-Component
  Distributors)                         24,000        3,006,593
===============================================================
                                                      9,570,343
===============================================================

SPAIN-1.10%

Telefonica S.A. (Telephone)(a)         868,380       16,559,282
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SPAIN-(CONTINUED)

Telefonica S.A.-ADR (Telephone)(a)      34,248   $    1,984,243
===============================================================
                                                     18,543,525
===============================================================

SWITZERLAND-3.34%

Adecco S.A. (Services-Commercial &
  Consumer)                             12,958        8,961,661
---------------------------------------------------------------
Compagnie Financiere Richemont
  A.G.-Units (Tobacco)(b)                5,000       13,909,754
---------------------------------------------------------------
Julius Baer Holding A.G.-Class B
  (Banks-Major Regional)                   875        4,332,888
---------------------------------------------------------------
Nestle S.A. (Foods)(a)                   8,300       17,202,192
---------------------------------------------------------------
Serono S.A.-Class B (Health
  Care-Drugs-Generic & Other)           13,520       12,163,712
===============================================================
                                                     56,570,207
===============================================================

UNITED KINGDOM-4.91%

ARM Holdings PLC (Electronics-
  Semiconductors)(a)                   720,400        7,110,002
---------------------------------------------------------------
BP Amoco PLC (Oil-International
  Integrated)                        1,389,100       11,784,337
---------------------------------------------------------------
Marconi PLC (Communications
  Equipment)                         1,098,000       13,864,644
---------------------------------------------------------------
Shell Transport & Trading Co.
  (Oil-International Integrated)     1,491,000       11,999,587
---------------------------------------------------------------
Spirent PLC (Communications
  Equipment)                         1,706,000       15,822,205
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                 3,501,234       14,571,749
---------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/
  Marketing)                           594,600        7,982,773
===============================================================
                                                     83,135,297
===============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $555,989,403)                                 675,529,597
===============================================================

MONEY MARKET FUNDS-10.25%

STIC Liquid Assets Portfolio(c)     86,744,451       86,744,451
---------------------------------------------------------------
STIC Prime Portfolio(c)             86,744,451       86,744,451
===============================================================
    Total Money Market Funds (Cost
      $173,488,902)                                 173,488,902
===============================================================
TOTAL INVESTMENTS-97.91% (Cost
  $1,326,283,514)                                 1,656,843,424
===============================================================
OTHER ASSETS LESS
  LIABILITIES-2.09%                                  35,366,989
===============================================================
NET ASSETS-100.00%                               $1,692,210,413
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Ltd. - Limited
Wts. - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common or preferred shares of the issuer.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

ASSETS:

Investments, at market value (cost
  $1,326,283,514)                              $1,656,843,424
-------------------------------------------------------------
Foreign currencies, at market value (cost
  $10,044,949)                                     10,056,555
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,412,018
-------------------------------------------------------------
  Capital stock sold                               52,492,656
-------------------------------------------------------------
  Dividends and interest                            2,226,247
-------------------------------------------------------------
Investment for deferred compensation plan              32,356
-------------------------------------------------------------
Other assets                                          332,147
=============================================================
    Total assets                               $1,726,395,403
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            28,300,956
-------------------------------------------------------------
  Capital stock reacquired                          2,719,689
-------------------------------------------------------------
  Deferred compensation plan                           32,356
-------------------------------------------------------------
Accrued advisory fees                               1,035,837
-------------------------------------------------------------
Accrued administrative services fees                   13,262
-------------------------------------------------------------
Accrued distribution fees                           1,232,429
-------------------------------------------------------------
Accrued directors' fees                                   825
-------------------------------------------------------------
Accrued transfer agent fees                           412,954
-------------------------------------------------------------
Accrued operating expenses                            436,682
=============================================================
    Total liabilities                              34,184,990
=============================================================
Net assets applicable to shares outstanding    $1,692,210,413
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $  796,991,823
_____________________________________________________________
=============================================================
Class B                                        $  806,408,561
_____________________________________________________________
=============================================================
Class C                                        $   88,810,029
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      32,093,243
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      33,631,933
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       3,702,778
_____________________________________________________________
=============================================================
Class A:
  Net asset value and redemption price per
    share                                      $        24.83
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.83 divided by
      95.25%)                                  $        26.07
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        23.98
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        23.98
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $634,651)                                      $14,918,005
------------------------------------------------------------
Dividends from affiliated money market funds       5,318,415
------------------------------------------------------------
Interest                                             448,848
============================================================
    Total investment income                       20,685,268
============================================================

EXPENSES:

Advisory fees                                     11,431,836
------------------------------------------------------------
Administrative services fees                         145,994
------------------------------------------------------------
Custodian fees                                       707,290
------------------------------------------------------------
Distribution fees -- Class A                       3,100,225
------------------------------------------------------------
Distribution fees -- Class B                       6,788,675
------------------------------------------------------------
Distribution fees -- Class C                         675,670
------------------------------------------------------------
Transfer agent fees -- Class A                     1,120,848
------------------------------------------------------------
Transfer agent fees -- Class B                     1,474,643
------------------------------------------------------------
Transfer agent fees -- Class C                       146,770
------------------------------------------------------------
Directors' fees                                        8,853
------------------------------------------------------------
Other                                                665,411
============================================================
    Total expenses                                26,266,215
============================================================
Less: Fees waived by advisor                        (125,000)
------------------------------------------------------------
    Expenses paid indirectly                         (26,785)
============================================================
    Net expenses                                  26,114,430
============================================================
Net investment income (loss)                      (5,429,162)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (1,494,323)
------------------------------------------------------------
  Foreign currencies                              (2,234,055)
------------------------------------------------------------
  Option contracts written                           152,919
============================================================
                                                  (3,575,459)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           22,263,986
------------------------------------------------------------
  Foreign currencies                                (341,656)
------------------------------------------------------------
  Option contracts written                           921,195
============================================================
                                                  22,843,525
============================================================
Net gain on investment securities, foreign
  currencies and option contracts                 19,268,066
============================================================
Net increase in net assets resulting from
  operations                                     $13,838,904
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                   2000             1999
                                                              --------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (5,429,162)   $ (6,059,211)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       (3,575,459)     63,983,622
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           22,843,525     140,454,322
============================================================================================
    Net increase in net assets resulting from operations          13,838,904     198,378,733
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (22,377,539)     (6,185,053)
--------------------------------------------------------------------------------------------
  Class B                                                        (25,278,124)     (7,892,012)
--------------------------------------------------------------------------------------------
  Class C                                                         (1,981,428)       (358,333)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        420,853,851      84,486,765
--------------------------------------------------------------------------------------------
  Class B                                                        399,786,433      49,407,333
--------------------------------------------------------------------------------------------
  Class C                                                         62,117,243      14,141,472
============================================================================================
    Net increase in net assets                                   846,959,340     331,978,905
============================================================================================

NET ASSETS:

  Beginning of year                                              845,251,073     513,272,168
============================================================================================
  End of year                                                 $1,692,210,413    $845,251,073
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,364,256,905    $568,723,576
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (47,437)       (806,662)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts           (2,127,865)     55,673,261
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                              330,128,810     221,660,898
============================================================================================
                                                              $1,692,210,413    $845,251,073
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $6,188,387, undistributed net realized gains decreased by $4,588,576 and paid in capital decreased by $1,599,811 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. H. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements. I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 1.60% (e.g. if AIM waives 0.07% of Class A expenses, AIM will also waive 0.07% of Class B and Class C expenses). During the year ended October 31, 2000, AIM waived fees of $125,000.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $145,994 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $1,505,470 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $3,100,225, $6,788,675 and $675,670, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $619,969 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $44,181 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2000, the Fund paid legal fees of $5,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $18,741 and reductions in custodian fees of $8,044 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $26,785.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. During the year ended October 31, 2000, there were no securities on loan.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $1,624,906,363 and $1,387,676,119, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $363,980,808
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (38,626,309)
=========================================================
Net unrealized appreciation of investment
  securities                                 $325,354,499
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,331,488,925.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  -----------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    ----------
Beginning of year                   1,444      $1,753,505
---------------------------------------------------------
Closed                               (640)     (1,214,039)
---------------------------------------------------------
Exercised                            (804)       (539,466)
=========================================================
End of year                            --      $        0
_________________________________________________________
=========================================================

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                         2000                            1999
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
                                                              ----------    -------------    -----------    -------------
Sold:
  Class A                                                     15,127,777    $ 406,628,704     10,512,070    $ 211,966,029
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      6,900,851      184,168,116      4,204,829       83,820,436
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,828,982       75,283,012        944,252       18,989,474
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        806,611       20,568,517        314,736        5,777,296
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        942,086       23,307,209        411,104        7,371,231
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         77,109        1,907,682         37,653          676,846
=========================================================================================================================
Issued in connection with acquisitions:
  Class A                                                      7,688,264      213,107,428*     3,763,754       74,083,124**
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     10,539,727      282,469,092*     1,833,252       35,223,535**
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         91,163        2,444,182*            --               --**
=========================================================================================================================
Reacquired:
  Class A                                                     (8,110,012)    (219,450,798)   (10,242,303)    (207,339,684)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,420,141)     (90,157,984)    (3,903,318)     (77,007,869)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (670,330)     (17,517,633)      (277,476)      (5,524,848)
=========================================================================================================================
                                                              32,802,087    $ 882,757,527      7,598,553    $ 148,035,570
_________________________________________________________________________________________________________________________
=========================================================================================================================

* As of the close of business on June 9, 2000, the Fund acquired all the net assets of AIM Global Growth & Income Fund pursuant to a plan of reorganization approved by AIM Global Growth & Income Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 18,319,154 shares of the Fund for 74,783,315 shares of AIM Global Growth & Income Fund outstanding as of the close of business on June 9, 2000. AIM Global Growth & Income Fund's net assets at that date were $498,020,702, including $85,624,387 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,254,996,609.
** The Fund acquired AIM Worldwide Growth Fund on February 12, 1999. The acquired fund's net assets as of the closing date were $109,306,659. The net assets of the Fund immediately prior to acquisition were $581,902,071.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)       1999        1998        1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.43    $  17.91    $  16.65    $  14.20    $  12.32
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                            (0.03)      (0.10)      (0.05)      (0.04)      (0.01)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.77        6.12        1.74        2.49        2.11
======================================================================================================================
    Total from investment operations                              2.74        6.02        1.69        2.45        2.10
======================================================================================================================
Less distributions from net realized gains                       (1.34)      (0.50)      (0.43)         --       (0.22)
======================================================================================================================
Net asset value, end of period                                $  24.83    $  23.43    $  17.91    $  16.65    $  14.20
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  11.52%      34.43%      10.43%      17.25%      17.26%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $796,992    $388,549    $219,050    $178,917    $114,971
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.62%(c)     1.67%      1.70%       1.76%       1.94%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.63%(c)     1.67%      1.70%       1.76%       1.93%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.10)%(c)    (0.57)%    (0.27)%    (0.30)%     (0.13)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            110%         93%         97%         96%         82%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $620,045,047.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  22.78    $  17.52    $  16.39    $  14.05    $  12.26
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)      (0.23)      (0.15)      (0.11)      (0.05)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.71        5.99        1.71        2.45        2.06
======================================================================================================================
    Total from investment operations                              2.54        5.76        1.56        2.34        2.01
======================================================================================================================
Less distributions from net realized gains                       (1.34)      (0.50)      (0.43)         --       (0.22)
======================================================================================================================
Net asset value, end of period                                $  23.98    $  22.78    $  17.52    $  16.39    $  14.05
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  10.95%      33.69%       9.78%      16.65%      16.60%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $806,409    $425,345    $282,456    $224,225    $121,848
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.16%(c)     2.23%      2.26%       2.29%       2.49%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.17%(c)     2.23%      2.26%       2.29%       2.48%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.64)%(c)    (1.13)%    (0.83)%    (0.83)%     (0.69)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            110%         93%         97%         96%         82%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $678,867,468.

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                AUGUST 4, 1997
                                                                                                 (DATE SALES
                                                                 YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                              -----------------------------      OCTOBER 31,
                                                              2000(a)    1999(a)    1998(a)          1997
                                                              -------    -------    -------    ----------------
Net asset value, beginning of period                         $ 22.79    $ 17.52    $ 16.39          $17.39
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)     (0.23)     (0.15)          (0.03)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.70       6.00       1.71           (0.97)
===============================================================================================================
    Total from investment operations                            2.53       5.77       1.56           (1.00)
===============================================================================================================
Less distributions from net realized gains                     (1.34)     (0.50)     (0.43)             --
===============================================================================================================
Net asset value, end of period                               $ 23.98    $ 22.79    $ 17.52          $16.39
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                10.90%     33.69%      9.78%          (5.75)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $88,810    $31,356    $11,765          $1,100
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.16%(c)   2.23%      2.26%           2.29%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.17%(c)   2.23%      2.26%           2.29%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.64)%(c) (1.13)%    (0.83)%         (0.83)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                          110%        93%        97%             96%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $67,566,969.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Global Income Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global Income Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-67.01%

AIR FREIGHT-0.33%

Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                   $  530,000   $    551,200
==============================================================

AIRLINES-1.46%

Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20 (Acquired
  10/28/99; Cost $450,000)(a)           450,000        463,248
--------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 10.38%, 12/15/22                500,000        531,790
--------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09       1,000,000        928,400
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                              530,000        530,000
==============================================================
                                                     2,453,438
==============================================================

AUTOMOBILES-0.43%

DaimlerChrysler N.A. Holding Corp.,
  Gtd. Notes, 8.00%, 06/15/10           700,000        721,931
==============================================================
BANKS (MAJOR REGIONAL)-1.62%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                       125,000        118,456
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                 75,000         78,792
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                              280,000        282,176
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24           500,000        509,135
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14            370,000        414,766
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09           400,000        443,140
--------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd.
  Bonds, 8.62%, 10/29/49                855,000        865,715
==============================================================
                                                     2,712,180
==============================================================

BANKS (MONEY CENTER)-2.79%

BSCH Issuance Ltd. (Cayman
  Islands), Gtd. Sub. Notes, 7.63%,
  09/14/10                              800,000        790,728
--------------------------------------------------------------
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                     1,500,000      1,442,775
--------------------------------------------------------------
  7.50%, 04/15/35                     1,000,000        999,890
--------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                            1,300,000      1,444,651
==============================================================
                                                     4,678,044
==============================================================

BANKS (REGIONAL)-2.40%

Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27                360,000        323,086
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07           400,000        393,464
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
BANKS (REGIONAL)-(CONTINUED)

NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24         $1,350,000   $  1,419,471
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27      570,000        410,423
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08           155,000        138,911
--------------------------------------------------------------
Union Planters Capital Trust, Gtd.
  Bonds, 8.20%, 12/15/26                400,000        347,792
--------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                            1,000,000        997,690
==============================================================
                                                     4,030,837
==============================================================

BEVERAGES (ALCOHOLIC)-0.23%

J Seagram & Sons, Gtd. Deb., 9.65%,
  08/15/18                              300,000        387,036
==============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-7.88%

Adelphia Communications Corp., Sr.
  Unsec. Notes, 10.88%, 10/01/10        700,000        661,500
--------------------------------------------------------------
AT&T Corp.-Liberty Media Corp.,
  Bonds, 7.88%, 07/15/09                 85,000         82,170
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    1,050,000        937,734
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 8.20%, 07/15/09         665,000        615,504
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         1,000,000        590,000
--------------------------------------------------------------
Clear Channel Communications, Inc.,
  Unsec. Deb., 7.25%, 10/15/27        1,300,000      1,148,654
--------------------------------------------------------------
Comcast Cable Communications,
  Unsec. Notes, 8.50%, 05/01/27       1,000,000      1,074,580
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $297,759)(a)           300,000        301,263
--------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                     1,000,000        893,820
--------------------------------------------------------------
  7.88%, 02/15/18                     1,000,000        916,810
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 12/15/07   1,875,000      1,818,487
--------------------------------------------------------------
  Series B, Sr. Notes, 8.13%,
    07/15/09                          1,300,000      1,273,480
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                           940,000        690,900
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)            700,000        316,750
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                              650,000        656,591
--------------------------------------------------------------
TCI Communications, Inc., Sr. Deb.,
  8.75%, 08/01/15                       750,000        777,615
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.75%, 02/01/10(b)                $1,200,000   $    462,000
==============================================================
                                                    13,217,858
==============================================================

BUILDING MATERIALS-0.26%

Dayton Superior Corp., Sr. Unsec.
  Gtd. Sub. Notes, 13.00%, 06/15/09     450,000        429,750
==============================================================

CHEMICALS-0.20%

Agrium, Inc., Unsec. Yankee Notes,
  7.00%, 02/01/04                       350,000        335,559
==============================================================

COMMUNICATIONS EQUIPMENT-0.07%

ProNet Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                      250,000        111,250
==============================================================

COMPUTERS (NETWORKING)-0.28%

Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08        510,000        466,650
==============================================================

COMPUTERS (PERIPHERALS)-0.11%

Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                      250,000        188,125
==============================================================

CONSTRUCTION (CEMENT & AGGREGATES)-0.13%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08          350,000        222,250
==============================================================

CONSUMER FINANCE-2.25%

American General Finance Corp., Sr.
  Notes, 8.45%, 10/15/09                270,000        284,467
--------------------------------------------------------------
Capital One Bank, Unsec. Notes,
  7.25%, 05/01/06                     1,450,000      1,370,757
--------------------------------------------------------------
Capital One Financial Corp., Sr.
  Notes, 8.25%, 06/15/05                550,000        554,774
--------------------------------------------------------------
Household Finance Corp., Unsec.
  Notes, 6.88%, 03/01/07                900,000        867,339
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26                835,000        697,601
==============================================================
                                                     3,774,938
==============================================================

ELECTRIC COMPANIES-3.67%

CILCORP Inc., Bonds, 9.38%,
  10/15/29                            1,000,000      1,107,820
--------------------------------------------------------------
Cleveland Electric Illuminating Co.
  (The),
  1st Mortgage, 6.86%, 10/01/08         500,000        474,930
--------------------------------------------------------------
  Series D, Sr. Sec. Notes, 7.88%,
    11/01/17                          1,500,000      1,474,065
--------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage
    Bonds, 8.90%, 02/01/06              500,000        525,570
--------------------------------------------------------------
  Series E, Sec. First Mortgage
    Bonds, 9.40%, 05/01/11            1,000,000      1,055,790
--------------------------------------------------------------
Niagara Mohawk Holdings Inc.-Series
  H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(b)                         1,400,000      1,133,062
--------------------------------------------------------------
Public Service Company of New
  Mexico-Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05                120,000        118,354
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
ELECTRIC COMPANIES-(CONTINUED)

Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09        $  300,000   $    268,557
==============================================================
                                                     6,158,148
==============================================================

ELECTRICAL EQUIPMENT-1.08%

Emerson Electric Co., Unsec. Notes,
  7.13%, 08/15/10                     1,000,000      1,004,130
--------------------------------------------------------------
GE Global Insurance Holdings Corp.,
  Notes, 7.75%, 06/15/30                800,000        813,544
==============================================================
                                                     1,817,674
==============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.74%

Israel Electric Corp. Ltd.
  (Israel),
  Sr. Sec. Medium Term Yankee
  Notes, 7.75%, 03/01/09 (Acquired
  04/13/00-10/23/00; Cost
  $949,217)(a)                        1,000,000        939,350
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
  (Acquired 06/09/00; Cost
  $307,293)(a)                          350,000        301,689
==============================================================
                                                     1,241,039
==============================================================

ENGINEERING & CONSTRUCTION-0.38%

Washington Group International,
  Inc., Sr. Unsec. Gtd. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $744,465)(a)           750,000        639,375
==============================================================

ENTERTAINMENT-2.30%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Unsec. Yankee
  Notes, 14.00%, 07/15/10 (Acquired
  06/29/00-08/11/00; Cost
  $523,438)(a)                          525,000        509,250
--------------------------------------------------------------
Time Warner Inc.,
  Deb.,
  9.13%, 01/15/13                     1,000,000      1,118,240
--------------------------------------------------------------
  9.15%, 02/01/23                     1,600,000      1,793,632
--------------------------------------------------------------
  Gtd. Bonds, 6.95%, 01/15/28           500,000        447,950
==============================================================
                                                     3,869,072
==============================================================

FINANCIAL (DIVERSIFIED)-3.01%

AIG SunAmerica Global Financing I,
  Sr. Unsec. Notes, 7.40%, 05/05/03
  (Acquired 10/17/00; Cost
  $335,415)(a)                          330,000        335,577
--------------------------------------------------------------
AIG SunAmerica Global Financing II,
  Sr. Sec. Notes, 7.60%, 06/15/05
  (Acquired 06/08/00; Cost
  $700,000)(a)                          700,000        718,935
--------------------------------------------------------------
Citigroup Inc., Deb.,
  Deb., 6.63%, 01/15/28               1,000,000        868,860
--------------------------------------------------------------
  Unsec. Sub. Notes, 7.25%,
    10/01/10                            715,000        710,302
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 6.85%, 06/17/04                300,000        297,318
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                       500,000        478,050
--------------------------------------------------------------
  8.00%, 06/15/05                       450,000        454,509
--------------------------------------------------------------
Pinnacle Partners, Sr. Notes,
  8.83%, 08/15/04 (Acquired
  08/02/00; Cost $1,000,000)(a)       1,000,000      1,016,010
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Source One Mortgage Services Corp.,
  Deb., 9.00%, 06/01/12              $  150,000   $    165,700
==============================================================
                                                     5,045,261
==============================================================

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.54%

Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%, 05/01/07     350,000        368,375
--------------------------------------------------------------
Park Place Entertainment Corp., Sr.
  Unsec. Sub. Notes, 8.88%,
  09/15/08(c)                           550,000        541,750
==============================================================
                                                       910,125
==============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.15%

Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  02/15/08(c)                           250,000        256,250
==============================================================

HOMEBUILDING-0.28%

K. Hovanian Enterprises Inc., Sr.
  Unsec. Gtd. Notes, 10.50%,
  10/01/07(c)                           500,000        472,500
==============================================================

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.26%

Procter & Gamble Co. (The), Putable
  Deb., 8.00%, 09/01/24                 400,000        431,608
==============================================================

INSURANCE (LIFE/HEALTH)-0.09%

Torchmark Corp., Notes, 7.88%,
  05/15/23                              165,000        147,612
==============================================================

INSURANCE (PROPERTY-CASUALTY)-0.56%

Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                       500,000        469,825
--------------------------------------------------------------
  7.20%, 08/15/07                       500,000        477,245
==============================================================
                                                       947,070
==============================================================

INVESTMENT BANKING/BROKERAGE-2.18%

Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15              1,390,000      1,440,513
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     1,000,000        980,930
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.20%, 02/10/28(d)                1,100,000         90,761
--------------------------------------------------------------
Lehman Brothers Inc., Putable Sr.
  Notes, 8.80%, 03/01/15                215,000        229,246
--------------------------------------------------------------
Merrill Lynch & Co., Unsec. Notes,
  6.88%, 11/15/18                     1,000,000        910,380
==============================================================
                                                     3,651,830
==============================================================

IRON & STEEL-0.03%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(e)            438,000         59,130
==============================================================

LEISURE TIME (PRODUCTS)-0.17%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                              440,000        282,700
==============================================================

LODGING-HOTELS-0.06%

John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                              100,000         93,750
==============================================================

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
MACHINERY (DIVERSIFIED)-0.26%

Actuant Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 05/01/09 (Acquired
  07/21/00; Cost $444,038)(a)        $  450,000   $    438,750
==============================================================

MANUFACTURING (DIVERSIFIED)-0.96%

Glenoit Corp., Sr. Unsec. Gtd. Sub.
  Notes, 11.00%, 04/15/07(e)            380,000         64,600
--------------------------------------------------------------
Honeywell International Inc.,
  Notes, 7.50%, 03/01/10              1,500,000      1,550,100
==============================================================
                                                     1,614,700
==============================================================

MANUFACTURING (SPECIALIZED)-0.39%

First Wave Marine, Inc., Sr. Unsec.
  Notes, 11.00%, 02/01/08               250,000         68,125
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                              260,000        255,450
--------------------------------------------------------------
Tekni-Plex, Inc., Sr. Sub. Notes,
  12.75%, 06/15/10(c)                   365,000        333,975
==============================================================
                                                       657,550
==============================================================

METALS MINING-0.14%

Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05          250,000        242,695
==============================================================

NATURAL GAS-3.65%

Coastal Corp. (The), Sr. Unsec.
  Deb., 6.70%, 02/15/27                 900,000        856,440
--------------------------------------------------------------
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     1,100,000        989,472
--------------------------------------------------------------
Enron Corp.-Series A, Medium Term
  Notes, 8.38%, 05/23/05              1,300,000      1,353,820
--------------------------------------------------------------
KN Capital Trust III-Series B,
  Unsec. Gtd. Bonds, 8.56%,
  04/15/27                            1,000,000        914,080
--------------------------------------------------------------
Northern Border Partners, L.P., Sr.
  Unsec. Gtd. Notes, 8.88%,
  06/15/10 (Acquired 09/07/00; Cost
  $1,038,660)(a)                      1,000,000      1,040,480
--------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                              450,000        479,781
--------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                              500,000        498,055
==============================================================
                                                     6,132,128
==============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-1.06%

Petroleum Geo-Services A.S.A.
  (Norway), Yankee Notes, 7.50%,
  03/31/07                            1,820,000      1,778,013
==============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-3.00%

Anadarko Petroleum Corp., Deb.,
  7.73%, 09/15/96                     1,200,000      1,198,980
--------------------------------------------------------------
Apache Crop., Sr. Unsec. Notes,
  7.00%, 02/01/18                     1,000,000        931,980
--------------------------------------------------------------
Statoil (Norway), Yankee Unsec.
  Deb., 7.38%, 05/01/16 (Acquired
  06/01/00; Cost $281,547)(a)           300,000        285,852
--------------------------------------------------------------
DevX Energy, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.50%, 07/01/08          160,000        112,800
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                              400,000        404,220
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Parker & Parsley Petroleum Co., Sr.
  Unsec. Notes, 8.25%, 08/15/07      $  620,000   $    607,929
--------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                              500,000        527,500
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07          250,000        244,150
--------------------------------------------------------------
Triton Energy Ltd. (Cayman
  Islands), Sr. Yankee Notes,
  8.88%, 10/01/07 (Acquired
  09/27/00; Cost $325,000)(a)           325,000        325,000
--------------------------------------------------------------
Union Pacific Resources Group Inc.,
  Unsec. Deb., 7.50%, 10/15/26          400,000        389,488
==============================================================
                                                     5,027,899
==============================================================

OIL & GAS (REFINING &
  MARKETING)-1.48%

Giant Industries, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.00%, 09/01/07      346,000        323,510
--------------------------------------------------------------
Petroleos Mexicanos-Series P
  (Mexico), Unsub. Yankee Notes,
  9.50%, 09/15/27                       800,000        813,760
--------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                              560,000        462,000
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                              900,000        877,842
==============================================================
                                                     2,477,112
==============================================================

OIL (DOMESTIC INTEGRATED)-1.37%

Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                              900,000        920,241
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Unsec. Notes, 8.45%, 02/15/29       1,300,000      1,375,803
==============================================================
                                                     2,296,044
==============================================================

OIL (INTERNATIONAL
  INTEGRATED)-1.09%

YPF Sociedad Anonima (Argentina),
  Yankee Bonds,
  8.00%, 02/15/04                     1,400,000      1,380,484
--------------------------------------------------------------
  9.13%, 02/24/09                       450,000        456,579
==============================================================
                                                     1,837,063
==============================================================

PAPER & FOREST PRODUCTS-0.25%

Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16          400,000        413,500
==============================================================

PHOTOGRAPHY/IMAGING-0.32%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                      670,000        539,350
==============================================================

POWER PRODUCERS (INDEPENDENT)-0.82%

AES Corp. (The), Sr. Unsec. Notes,
  9.38%, 09/15/10                       200,000        199,860
--------------------------------------------------------------
  9.50%, 06/01/09                       700,000        714,000
--------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds,
  7.33%, 06/15/20 (Acquired
  04/30/98; Cost $495,220)(a)           494,000        461,450
==============================================================
                                                     1,375,310
==============================================================

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE

PUBLISHING (NEWSPAPERS)-1.98%

News America Holdings, Inc.,
  Putable Notes,
  Putable Notes, 8.45%, 08/01/34     $1,500,000   $  1,496,970
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      1,250,000      1,346,475
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                     500,000        487,205
==============================================================
                                                     3,330,650
==============================================================

RAILROADS-0.42%

CSX Corp., Sr. Unsec. Putable Deb.,
  7.25%, 05/01/27                       350,000        348,173
--------------------------------------------------------------
Railamerica Transportation Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  12.88%, 08/15/10(c)                   375,000        350,625
==============================================================
                                                       698,798
==============================================================

REAL ESTATE INVESTMENT TRUSTS-0.55%

ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                       600,000        520,848
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08                200,000        168,208
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17                 250,000        227,532
==============================================================
                                                       916,588
==============================================================

RETAIL (SPECIALTY)-0.26%

Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $501,875)(a)           500,000        316,875
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            130,000         57,850
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08               200,000         70,000
==============================================================
                                                       444,725
==============================================================

SAVINGS & LOAN COMPANIES-0.89%

Dime Capital Trust I-Series A, Gtd.
  Bonds, 9.33%, 05/06/27                250,000        228,095
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03      600,000        581,268
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04                200,000        195,794
--------------------------------------------------------------
Washington Mutual Cap I, Sec. Gtd.
  Bonds, 8.38%, 06/01/27                200,000        180,384
--------------------------------------------------------------
Washington Mutual, Inc., Sub.
  Notes, 8.25%, 04/01/10                300,000        303,810
==============================================================
                                                     1,489,351
==============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-0.13%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                              200,000        215,000
==============================================================

SERVICES (EMPLOYMENT)-0.14%

MSX International, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 01/15/08     260,000        240,500
==============================================================

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
SOVEREIGN DEBT-3.43%

Banque Cent de Tunisie (Tunisia),
  Unsec. Yankee Bonds, 8.25%,
  09/19/27                           $1,750,000   $  1,491,875
--------------------------------------------------------------
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                       500,000        570,685
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26                            1,000,000        994,030
--------------------------------------------------------------
Republica Orient (Uruguay), Unsec.
  Yankee Bonds, 7.88%, 07/15/27       3,000,000      2,692,500
==============================================================
                                                     5,749,090
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.60%

Crown Castle International Corp.,
  Sr. Unsec. Notes, 10.75%,
  08/01/11                              300,000        309,750
--------------------------------------------------------------
Nextel International, Inc., Sr.
  Notes, 12.75%, 08/01/10(c)            330,000        301,950
--------------------------------------------------------------
Spectrasite Holdings, Inc., Sr.
  Unsec. Disc. Notes, 11.25%,
  04/15/09(b)                           775,000        403,000
==============================================================
                                                     1,014,700
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-2.31%

360networks Inc. (Canada), Sr.
  Unsec. Yankee
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                            230,000        182,850
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                            430,000        378,400
--------------------------------------------------------------
Call-Net Enterprises, Inc.
  (Canada), Sr. Unsec. Disc. Yankee
  Notes, 8.94%, 08/15/08(b)             330,000        100,650
--------------------------------------------------------------
ECONOPHONE, Inc., Sr. Unsec. Notes,
  13.50%, 07/15/07                      750,000        378,750
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07               225,000         52,875
--------------------------------------------------------------
MCI Communications Corp., Sr.
  Unsec. Putable Deb., 7.13%,
  06/15/27                            1,500,000      1,480,140
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes, 11.25%,
  01/15/09                              750,000        386,250
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                              200,000        218,836
--------------------------------------------------------------
Tele1 Europe B.V. (Netherlands),
  Sr. Unsec. Yankee Notes, 13.00%,
  05/15/09                              500,000        432,500
--------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Yankee Notes,
  13.25%, 05/15/08                      340,000        260,100
==============================================================
                                                     3,871,351
==============================================================

TELEPHONE-3.85%

AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes, 7.65%,
  09/15/06                              370,000        363,336
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10(c)(f)                535,000        473,475
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                       800,000        818,040
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(b)(e)                        600,000         75,000
--------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(b)                   700,000        584,500
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELEPHONE-(CONTINUED)

Koninklijke (Royal) KPN N.V.
  (Netherlands), Sr. Unsec. Unsub.
  Yankee Notes, 7.50%, 10/01/05
  (Acquired 09/27/00; Cost
  $899,424)(a)                       $  900,000   $    894,654
--------------------------------------------------------------
NTL Communications Corp.-Series B,
  Sr. Unsec. Notes, 12.38%,
  10/01/08(b)                           825,000        482,625
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc. Notes,
  11.50%, 02/01/06(b)                   450,000        420,750
--------------------------------------------------------------
Qwest Capital Funding, Unsec. Gtd.
  Notes, 7.90%, 08/15/10 (Acquired
  08/24/00; Cost $902,898)(a)           900,000        917,946
--------------------------------------------------------------
Verizon Global Funding
  Corp.,-Series REGS, Conv. Euro
  Bonds, 4.25%, 09/15/05                500,000        553,703
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                              450,000        387,000
--------------------------------------------------------------
XO Communications, Inc., Sr. Unsec.
  Notes, 10.75%, 11/15/08               550,000        484,000
==============================================================
                                                     6,455,029
==============================================================

TRUCKERS-0.19%

Travelcenters of America, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  04/01/07                              290,000        314,650
==============================================================

WASTE MANAGEMENT-1.53%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09          300,000        261,000
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb., 9.25%, 05/01/21                 350,000        292,250
--------------------------------------------------------------
Waste Management, Inc.,
  Sr. Unsec. Notes, 7.13%, 12/15/17      90,000         77,397
--------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                          2,000,000      1,937,120
==============================================================
                                                     2,567,767
==============================================================
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $118,237,884)                                112,442,503
==============================================================
                                     PRINCIPAL
                                     AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-13.36%

CANADA-6.31%

AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04 CAD     800,000        518,620
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08         CAD     750,000        470,433
--------------------------------------------------------------
Canadian Government (Sovereign
  Debt), Bonds, 6.00%, 06/01/08 CAD   7,520,000      4,970,574
--------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99; Cost
  $661,308)(a)                  CAD   1,000,000        603,817
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(g)       VALUE
CANADA-(CONTINUED)

Clearnet Communications Inc.
  (Telecommunications-
  Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)           CAD   1,200,000   $    661,952
--------------------------------------------------------------
  11.75%, 08/13/07(b)           CAD   1,100,000        650,003
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-
  Cellular/Wireless),
  Sr. Unsec. Disc. Notes,
  10.75%, 02/15/09(b)           CAD   1,300,000        683,068
--------------------------------------------------------------
Export Development Corp. (Sovereign
  Debt), Sr. Unsec. Unsub. Notes,
  6.50%, 12/21/04               NZD     415,000        159,086
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08               NZD   1,500,000        555,287
--------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Medium Term Notes, 6.60%,
  09/11/07                      CAD     750,000        477,711
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio &
  Cable), Sr. Sec. Second Priority
  Deb., 9.65%, 01/15/14         CAD     300,000        209,193
--------------------------------------------------------------
TransCanada PipeLines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09                      CAD     375,000        304,555
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06               CAD     500,000        327,185
==============================================================
                                                    10,591,484
==============================================================

FRANCE-0.23%

Vivendi Environment (Waste
  Management), Sr. Conv. Gtd.
  Bonds, 1.50%, 01/01/05        EUR     150,000        385,291
==============================================================

GREECE-1.23%

Hellenic Republic (Sovereign Debt),
  Bonds, 6.00%, 05/19/10        GRD   2,400,000      2,060,680
==============================================================

NETHERLANDS-1.35%

Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $589,420)(a)(f)               EUR     650,000        300,634
--------------------------------------------------------------
Koninklijke (Royal) KPN N.V.
  (Telephone), Sr. Unsec. Unsub.
  Euro Bonds, 6.25%, 10/04/05   EUR   1,000,000        842,243
--------------------------------------------------------------
Mannesmann Finance B.V. (Machinery-
  Diversified), Gtd. Unsec. Unsub.
  Euro Notes, 4.75%, 05/27/09   EUR     690,000        516,342
--------------------------------------------------------------
Tecnost International N.V.
  (Telephone)- Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                      EUR     290,000        228,548
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Euro Notes,
  11.88%, 12/01/09              EUR     500,000        371,183
==============================================================
                                                     2,258,950
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(g)       VALUE
NEW ZEALAND-0.63%

Inter-American Development Bank
  (Banks-Money Center), Unsec.
  Bonds, 5.75%, 04/15/04        NZD   2,000,000   $    755,289
--------------------------------------------------------------
International Bank for
  Reconstruction &
  Development-Class E (Banks-Money
  Center), Unsec. Medium Term
  Notes, 5.50%, 04/15/04        NZD     800,000        300,844
==============================================================
                                                     1,056,133
==============================================================

NORWAY-0.10%

Enitel ASA (Telecommunications-Long
  Distance), Sr. Unsec. Unsub. Euro
  Notes, 12.50%, 04/15/10(h)    EUR     300,000        165,487
==============================================================

UNITED KINGDOM-1.12%

Airtours PLC (Services-Commercial &
  Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $494,636)(a)   GBP     299,000        357,482
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio &
  Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09        GBP     450,000        639,689
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr. Unsec.
  Notes, 13.25%, 12/15/09       EUR     285,000        176,332
--------------------------------------------------------------
Sutton Bridge Financial Ltd.
  (Electric Companies), Gtd. Euro
  Bonds, 8.63%, 06/30/22 (Acquired
  05/29/97; Cost $733,585)(a)   GBP     450,000        701,723
==============================================================
                                                     1,875,226
==============================================================

UNITED STATES OF AMERICA-2.39%

Federal National Mortgage
  Association (Sovereign Debt), Sr.
  Unsub. Notes, 6.38%, 08/15/07 AUD   3,785,000      1,905,621
--------------------------------------------------------------
John Hancock Global Fund
  (Insurance-Life/ Health), Sr.
  Sec. Sub Medium Term Notes,
  6.75%, 02/15/06               AUD     900,000        458,652
--------------------------------------------------------------
KFW International Finance
  (Investment Banking/ Brokerage),
  Gtd. Unsec. Unsub. Euro Medium
  Term Notes, 7.25%, 07/16/07   AUD   3,100,000      1,653,137
==============================================================
                                                     4,017,410
==============================================================
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $26,030,027)                            22,410,661
==============================================================
                                       SHARES
STOCKS & OTHER EQUITY
  INTERESTS-1.03%

BANKS (MAJOR REGIONAL)-0.05%

Societe Generale-Class A                  1,400         79,485
==============================================================

BANKS (REGIONAL)-0.70%

First Republic Capital Corp.-Series
  A-Pfd. (Acquired 05/26/99; Cost
  $750,000)(a)                              750        672,187
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
BANKS (REGIONAL)-(CONTINUED)

Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 16,000   $    495,000
==============================================================
                                                     1,167,187
==============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Holdings Inc.-Wts.,
  expiring 10/22/07 (Acquired
  03/12/98; Cost $0)(a)(h)                  700          1,750
==============================================================

BUILDING MATERIALS-0.01%

Dayton Superior Corp.-Wts.,
  expiring 06/15/09 (Acquired
  08/07/00; Cost $0)(a)(h)                  450          9,225
==============================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications
  Ltd.(i)                                   254          1,445
==============================================================

COMPUTERS (PERIPHERALS)-0.02%

Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00; Cost
  $0)(a)(h)                                 250         27,562
==============================================================

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(h)                      290            290
==============================================================

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-0.04%

Glaxo Wellcome PLC (United Kingdom)       2,607         75,071
==============================================================

RAILROADS-0.00%

Railamerica Transportation
  Corp.-Wts., expiring 08/15/10
  (Acquired 10/01/00; Cost
  $0)(a)(h)                                 375          3,844
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.09%

WebLink Wireless, Inc.(i)                20,100        159,544
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.07%

Enitel ASA (Norway)-Wts., expiring
  04/03/05 (Acquired 07/14/00; Cost
  $0)(a)(h)                                 300          1,909
--------------------------------------------------------------
Tele1 Europe B.V.-ADR
  (Netherlands)(i)                        8,806         69,347
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(i)               2,450         49,000
==============================================================
                                                       120,256
==============================================================

TELEPHONE-0.05%

Esat Telecom Group PLC
  (Ireland)-Wts., expiring 02/01/07
  (Acquired 06/17/97; Cost
  $0)(a)(h)                                 350         81,550
==============================================================
    Total Stocks & Other Equity
      Interests (Cost $1,982,723)                    1,727,209
==============================================================
                                     PRINCIPAL
                                       AMOUNT
U.S. GOVERNMENT AGENCY
  SECURITIES-0.44%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.44%

Pass Through Certificates
  8.50%, 03/01/10 (Cost $757,293)    $  724,249        743,935
==============================================================

                                     PRINCIPAL
                                       AMOUNT
U.S. TREASURY SECURITIES-13.61%

U.S. TREASURY BILLS-1.78%

  5.63%,02/28/01(j)                  $3,000,000      2,991,810
==============================================================

U.S. TREASURY BONDS-3.00%

  6.13%,08/15/29                      4,850,000      5,028,577
==============================================================

U.S. TREASURY NOTES-8.83%

  6.50%, 02/28/02                     3,000,000      3,011,760
--------------------------------------------------------------
  7.25%, 08/15/04                     5,000,000      5,235,450
--------------------------------------------------------------
  5.63%, 05/15/08                     5,400,000      5,328,342
--------------------------------------------------------------
  5.75%, 08/15/10                     1,250,000      1,249,225
==============================================================
                                                    14,824,777
==============================================================
    Total U.S. Treasury Securities
      (Cost $22,749,828)                            22,845,164
==============================================================

ASSET-BACKED SECURITIES-1.13%

AIRLINES-0.29%

Airplanes Pass Through Trust-Series
  D, Gtd. Sub. Euro Bonds, 10.88%,
  03/15/12                              227,171        171,527
--------------------------------------------------------------
United Air Lines, Inc.-Series 95A2,
  Pass Through Ctfs., 9.56%,
  10/19/18                              300,000        321,198
==============================================================
                                                       492,725
==============================================================

FINANCIAL (DIVERSIFIED)-0.72%

Beaver Valley II Funding Corp.,
  Sec. Lease Obligations Deb.,
  9.00%, 06/01/17                       200,000        210,804
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/13/19 (Acquired
  06/01/00-07/14/00; Cost
  $997,449)(a)                        1,000,000        995,930
==============================================================
                                                     1,206,734
==============================================================

POWER PRODUCERS (INDEPENDENT)-0.12%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              197,179        194,221
==============================================================
    Total Asset-Backed Securities
      (Cost $1,965,123)                              1,893,680
==============================================================
                                       SHARES

MONEY MARKET FUNDS-0.69%

STIC Liquid Assets Portfolio(k)         579,213        579,213
--------------------------------------------------------------
STIC Prime Portfolio(k)                 579,213        579,213
==============================================================
    Total Money Market Funds (Cost
      $1,158,426)                                    1,158,426
==============================================================

TOTAL INVESTMENTS-97.27% (Cost

  $172,881,304)                                    163,221,578
==============================================================
OTHER ASSETS LESS LIABILITIES-2.73%                  4,585,991
==============================================================
NET ASSETS-100.00%                                $167,807,569
______________________________________________________________
==============================================================

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/00 was $12,961,594, which represented 7.75% of the Fund's net assets.
(b) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common or preferred shares of the issuer.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Acquired as part of a unit with or in exchange for other securities.
(i) Non-income producing security.
(j) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
GRD     - Greek Drachma
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

Investments, at market value (cost
  $172,881,304)                                 $163,221,578
------------------------------------------------------------
Foreign currencies, at value (cost $304,158)         303,880
------------------------------------------------------------
Cash                                                   2,061
------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                  203,267
------------------------------------------------------------
  Investments sold                                 7,716,014
------------------------------------------------------------
  Capital stock sold                                  99,409
------------------------------------------------------------
  Dividends and interest                           3,486,150
------------------------------------------------------------
  Foreign currency contracts outstanding             626,792
------------------------------------------------------------
Investment for deferred compensation plan             26,673
------------------------------------------------------------
Other assets                                          25,431
============================================================
    Total assets                                $175,711,255
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,015,313
------------------------------------------------------------
  Capital stock reacquired                           202,651
------------------------------------------------------------
  Dividends                                          282,126
------------------------------------------------------------
  Foreign currency contracts closed                   14,848
------------------------------------------------------------
  Deferred compensation plan                          26,673
------------------------------------------------------------
Accrued advisory fees                                 92,153
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                             74,082
------------------------------------------------------------
Accrued directors' fees                                1,571
------------------------------------------------------------
Accrued transfer agent fees                           86,707
------------------------------------------------------------
Accrued operating expenses                           103,327
============================================================
    Total liabilities                              7,903,686
============================================================
Net assets applicable to shares outstanding     $167,807,569
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $105,636,419
____________________________________________________________
============================================================
Class B                                         $ 60,391,218
____________________________________________________________
============================================================
Class C                                         $  1,779,932
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     11,851,374
____________________________________________________________
============================================================

Class B:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,777,381
____________________________________________________________
============================================================

Class C:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        199,782
____________________________________________________________
============================================================
Class A:

  Net asset value and redemption price per
    share                                       $       8.91
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.91 divided by
      95.25%)                                   $       9.35
____________________________________________________________
============================================================
Class B:

  Net asset value and offering price per share  $       8.91
____________________________________________________________
============================================================
Class C:

  Net asset value and offering price per share  $       8.91
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000


INVESTMENT INCOME:

Interest                                        $  9,182,039
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $1,117)                                            132,351
------------------------------------------------------------
Dividends from affiliated money market funds         294,558
============================================================
    Total investment income                        9,608,948
============================================================

EXPENSES:

Advisory fees                                        818,240
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        55,257
------------------------------------------------------------
Distribution fees -- Class A                         356,923
------------------------------------------------------------
Distribution fees -- Class B                         437,547
------------------------------------------------------------
Distribution fees -- Class C                          17,521
------------------------------------------------------------
Transfer agent fees -- Class A                       188,159
------------------------------------------------------------
Transfer agent fees -- Class B                       115,184
------------------------------------------------------------
Transfer agent fees -- Class C                         4,613
------------------------------------------------------------
Directors' fees                                        8,021
------------------------------------------------------------
Other                                                174,229
============================================================
    Total expenses                                 2,225,694
============================================================
Less: Fees waived                                   (531,491)
------------------------------------------------------------
    Expenses paid indirectly                          (2,184)
============================================================
    Net expenses                                   1,692,019
============================================================
Net investment income                              7,916,929
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                          (11,769,828)
------------------------------------------------------------
  Foreign currencies                                 100,234
------------------------------------------------------------
  Foreign currency contracts                       1,532,812
============================================================
                                                 (10,136,782)
============================================================

Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              572,832
------------------------------------------------------------
  Foreign currencies                                 (21,180)
------------------------------------------------------------
  Foreign currency contracts                         622,544
============================================================
                                                   1,174,196
============================================================
Net gain (loss) on investment securities,
  foreign currencies and foreign currency
  contracts                                       (8,962,586)
============================================================
Net increase in net assets resulting from
  operations                                    $  1,045,657
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                  2000            1999
                                                              -------------    -----------

OPERATIONS:

  Net investment income                                       $   7,916,929    $ 6,368,021
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (10,136,782)    (4,008,006)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                            1,174,196     (4,471,227)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                 (1,045,657)    (2,111,212)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (697,810)    (3,538,334)
------------------------------------------------------------------------------------------
  Class B                                                          (427,241)    (2,065,556)
------------------------------------------------------------------------------------------
  Class C                                                           (22,193)      (102,985)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                        (4,541,889)      (483,962)
------------------------------------------------------------------------------------------
  Class B                                                        (2,529,211)      (310,211)
------------------------------------------------------------------------------------------
  Class C                                                           (95,826)       (15,757)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        60,321,560     (1,856,726)
------------------------------------------------------------------------------------------
  Class B                                                        29,421,207      1,178,036
------------------------------------------------------------------------------------------
  Class C                                                            41,717        263,914
==========================================================================================
    Net increase (decrease) in net assets                        80,424,657     (9,042,793)
==========================================================================================

NET ASSETS:

  Beginning of year                                              87,382,912     96,425,705
==========================================================================================
  End of year                                                 $ 167,807,569    $87,382,912
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 317,756,543    $95,576,239
------------------------------------------------------------------------------------------
  Undistributed net investment income                               (45,909)       (45,192)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (140,850,904)    (3,069,640)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (9,052,161)    (5,078,495)
==========================================================================================
                                                              $ 167,807,569    $87,382,912
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income. Its secondary objective is protection of principal and growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $396,525, undistributed net realized gains decreased by $127,644,482 and paid in capital increased by $127,247,958 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income are declared and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $140,223,848 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at October 31, 2000 were as follows:

    SETTLEMENT                      CONTRACT TO                  UNREALIZED
       DATE             DELIVER       RECEIVE        VALUE      APPRECIATION
    ----------        -----------   -----------   -----------   ------------
    12/29/00     AUD    6,200,000   $ 3,404,793   $ 3,215,929     $188,864
    12/11/00     AUD    1,500,000       835,740       777,863       57,877
    11/06/00     CAD    5,675,000     3,837,571     3,716,192      121,379
    01/10/01     CAD    6,500,000     4,334,200     4,263,460       70,740
    12/29/00     EUR    4,500,000     3,945,825     3,829,545      116,280
    12/29/00     NZD    4,400,000     1,817,420     1,745,768       71,652
                      -----------   -----------   -----------     --------
                      $28,775,000   $18,175,549   $17,548,757     $626,792
                      ===========   ===========   ===========     ========

G. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.42% of Class A expenses, AIM will also waive 0.42% of Class B and Class C expenses). During the year ended October 31, 2000, AIM waived fees of $531,491.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $180,411 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $356,923 $437,547 and $17,521, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $26,727 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $6,061 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2000, the Fund paid legal fees of $4,080 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,638 and reductions in custodian fees of $546 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,184.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to not less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. During the year ended October 31, 2000, there were no securities on loan.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $218,113,120 and $207,030,385, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  1,448,230
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (11,108,220)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (9,659,990)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $172,881,568.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,364,069    $ 22,041,534     2,496,536    $ 26,051,117
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        696,358       6,483,160     1,275,307      13,306,447
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         70,602         655,664       101,598       1,053,223
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        423,455       3,901,231       315,101       3,238,097
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        225,452       2,081,717       188,786       1,938,556
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          9,446          87,470         9,111          93,556
======================================================================================================================
Issued in connection with acquisition:*
  Class A                                                      7,153,743      65,569,432            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,551,701      41,673,944            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         22,050         202,039            --              --
======================================================================================================================
Reacquired:
  Class A                                                     (3,345,608)    (31,190,637)   (3,041,035)    (31,145,940)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,239,193)    (20,817,614)   (1,370,398)    (14,066,967)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (96,253)       (903,456)      (85,444)       (882,865)
======================================================================================================================
                                                               9,835,822    $ 89,784,484      (110,438)   $   (414,776)
______________________________________________________________________________________________________________________
======================================================================================================================

* As of the close of business on June 16, 2000, the Fund acquired all the net assets of AIM Global Government Income Fund pursuant to a plan of reorganization approved by AIM Global Government Income Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 11,727,494 shares of the Fund for 13,800,813 shares of AIM Global Government Income Fund outstanding as of the close of business on June 16, 2000. AIM Global Government Income Fund's net assets at that date of $107,445,415, including ($5,147,862) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $75,391,518.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                ----------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                  2000       1999       1998       1997      1996(a)
                                                                --------    -------    -------    -------    -------
Net asset value, beginning of period                            $   9.72    $ 10.60    $ 10.93    $ 10.85    $ 10.74
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.66       0.67       0.71       0.72       0.79
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.79)     (0.86)     (0.27)      0.21       0.25
====================================================================================================================
    Total from investment operations                               (0.13)     (0.19)      0.44       0.93       1.04
====================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.13)     (0.61)     (0.61)     (0.72)     (0.81)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --         --      (0.07)     (0.13)     (0.12)
--------------------------------------------------------------------------------------------------------------------
  Returns of capital                                               (0.55)     (0.08)     (0.09)        --         --
====================================================================================================================
    Total distributions                                            (0.68)     (0.69)     (0.77)     (0.85)     (0.93)
====================================================================================================================
Net asset value, end of period                                  $   8.91    $  9.72    $ 10.60    $ 10.93    $ 10.85
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                    (1.38)%    (1.94)%     3.95%      9.05%     10.22%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $105,636    $51,077    $58,115    $30,924    $21,926
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.25%(c)    1.25%     1.23%      1.25%      1.25%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.71%(c)    1.67%     1.73%      1.86%      2.02%
====================================================================================================================
Ratio of net investment income to average net assets                6.97%(c)    6.54%     6.38%      6.54%      7.27%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                              184%        93%        47%        61%        83%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Ratios are based on average daily net assets of $71,384,527.

                                                                                      CLASS B
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                 2000       1999       1998       1997      1996(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $  9.72    $ 10.59    $ 10.92    $ 10.84    $ 10.73
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.61       0.62       0.65       0.67       0.74
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.79)     (0.85)     (0.27)      0.21       0.24
===================================================================================================================
    Total from investment operations                              (0.18)     (0.23)      0.38       0.88       0.98
===================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)     (0.56)     (0.55)     (0.67)     (0.75)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --      (0.07)     (0.13)     (0.12)
-------------------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.51)     (0.08)     (0.09)        --         --
===================================================================================================================
    Total distributions                                           (0.63)     (0.64)     (0.71)     (0.80)     (0.87)
===================================================================================================================
Net asset value, end of period                                  $  8.91    $  9.72    $ 10.59    $ 10.92    $ 10.84
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   (1.94)%    (2.37)%     3.38%      8.48%      9.66%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $60,391    $34,423    $36,525    $25,121    $16,787
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)    1.75%     1.75%      1.76%      1.75%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.21%(c)    2.17%     2.25%      2.37%      2.53%
===================================================================================================================
Ratio of net investment income to average net assets               6.47%(c)    6.04%     5.87%      6.03%      6.77%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             184%        93%        47%       61%         83%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Ratios are based on average daily net assets of $43,754,699.

                                                                                    CLASS C
                                                                -----------------------------------------------
                                                                                                 AUGUST 4, 1997
                                                                         YEAR ENDED               (DATE SALES
                                                                         OCTOBER 31,               COMMENCED)
                                                                -----------------------------    TO OCTOBER 31,
                                                                 2000       1999       1998         1997(a)
                                                                -------    -------    -------    --------------
Net asset value, beginning of period                            $  9.71    $ 10.59    $ 10.92        $10.76
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.60       0.62       0.66          0.15
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.77)     (0.86)     (0.28)         0.17
===============================================================================================================
    Total from investment operations                              (0.17)     (0.24)      0.38          0.32
===============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)     (0.56)     (0.55)        (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --      (0.07)        (0.03)
---------------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.51)     (0.08)     (0.09)           --
===============================================================================================================
    Total distributions                                           (0.63)     (0.64)     (0.71)        (0.16)
===============================================================================================================
Net asset value, end of period                                  $  8.91    $  9.71    $ 10.59        $10.92
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   (1.84)%     2.47%      3.39%         2.99%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,780    $ 1,884    $ 1,785        $  242
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.75%(c)    1.75%     1.73%         1.76%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.21%(c)    2.17%     2.22%         2.37%(d)
===============================================================================================================
Ratio of net investment income to average net assets               6.47%(c)    6.04%     5.88%         6.03%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                             184%        93%        47%           61%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $1,752,139.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders of AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM International Equity Fund as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                        SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.68%

AUSTRALIA-0.80%

AMP Ltd. (Insurance-Life/Health)        1,352,000  $ 12,187,072
---------------------------------------------------------------
Brambles Industries Ltd. (Air
  Freight)                                383,000     9,930,175
---------------------------------------------------------------
Cable & Wireless Optus Ltd.
  (Telephone)(a)                        3,103,700     6,573,569
===============================================================
                                                     28,690,816
===============================================================

BRAZIL-1.56%

Brasil Telecom Participacoes
  S.A.-ADR (Telephone)                    105,840     5,735,205
---------------------------------------------------------------
Companhia de Bebidas das
  Americas-ADR
  (Beverages-Alcoholic)                   902,100    20,353,631
---------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Telephone)                             492,800     7,977,200
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)           821,314    21,768,369
---------------------------------------------------------------
Tele Centro Oeste Celular
  Participacoes S.A.-ADR
  (Telecommunication-Cellular/
  Wireless)                                     1            10
===============================================================
                                                     55,834,415
===============================================================

CANADA-8.71%

360networks Inc.
  (Telecommunications-Long
  Distance)(a)                            811,500    14,708,437
---------------------------------------------------------------
Bombardier Inc.-Class B
  (Aerospace/Defense)                   3,853,400    60,426,197
---------------------------------------------------------------
C-MAC Industries, Inc.
  (Electronics-Component
  Distributors)(a)                        703,600    39,618,673
---------------------------------------------------------------
Celestica Inc.
  (Electronics-Semiconductors)(a)         959,500    68,351,732
---------------------------------------------------------------
Cognos, Inc. (Computer Software &
  Services)(a)                            839,200    34,826,800
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                           466,000     7,627,840
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)              921,828    41,943,174
---------------------------------------------------------------
Rogers Communications, Inc.-Class B
  (Telecommunications-Cellular/Wireless)  911,200    17,659,608
---------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting-Television, Radio &
  Cable)                                1,298,700    26,572,628
===============================================================
                                                    311,735,089
===============================================================

DENMARK-4.28%

GN Store Nord A.S. (Communications
  Equipment)                            2,018,100    39,122,061
---------------------------------------------------------------
Novo Nordisk A.S.-Class B (Health
  Care-Drugs-Generic & Other)(a)         333,500    70,735,740
---------------------------------------------------------------
Vestas Wind Systems A.S.
  (Manufacturing-Specialized)            798,300    43,240,416
===============================================================
                                                    153,098,217
===============================================================

FINLAND-1.78%

Nokia Oyj (Communications
  Equipment)                            1,550,000    63,784,110
===============================================================

                                                     MARKET
                                      SHARES         VALUE

FRANCE-18.94%

Alcatel S.A. (Communications
  Equipment)                         1,011,400   $   61,713,539
---------------------------------------------------------------
Altran Technologies S.A.
  (Services-Commercial & Consumer)     279,600       57,161,364
---------------------------------------------------------------
Assurances Generales de France
  (Insurance-Multi-Line)              617,700       33,811,616
---------------------------------------------------------------
Aventis S.A.
  (Chemicals-Diversified)(a)           888,700       64,106,597
---------------------------------------------------------------
BNP Paribas (Banks-Major Regional)     778,250       67,102,925
---------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/Marketing)  1,943,450       31,320,375
---------------------------------------------------------------
M6 Metropole Television
  (Broadcasting-Television, Radio
  & Cable)                             176,000        7,766,845
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)         210,300       37,532,471
---------------------------------------------------------------
PSA Peugeot Citroen (Automobiles)      150,900       27,789,299
---------------------------------------------------------------
Publicis Groupe
  (Services-Advertising/
  Marketing)(a)                      1,075,600       35,188,746
---------------------------------------------------------------
Sanofi-Synthelabo S.A. (Health
  Care-Drugs-Generic & Other)         577,500       30,385,913
---------------------------------------------------------------
Schneider Electric S.A.
  (Housewares)(a)                      240,100       15,638,646
---------------------------------------------------------------
Societe Generale-Class A
  (Banks-Major Regional)               737,050       41,845,782
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                             617,650       33,704,046
---------------------------------------------------------------
STMicroelectronics N.V.
  (Electronics-Semiconductors)      1,303,500       65,764,498
---------------------------------------------------------------
Total Fina Elf S.A.
  (Oil-International Integrated)       466,144       66,696,998
===============================================================
                                                    677,529,660
===============================================================

GERMANY-4.19%

ADVA A.G. Optical Networking
  (Communications Equipment)(a)        153,700       11,282,844
---------------------------------------------------------------
Altana A.G. (Health
  Care-Drugs-Generic & Other)          261,540       31,739,697
---------------------------------------------------------------
MLP A.G.-Pfd. (Services-Commercial
  & Consumer)                          216,900       29,267,477
---------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)         15,000       50,282,512
---------------------------------------------------------------
Siemens A.G.
  (Manufacturing-Diversified)          213,300       27,152,557
===============================================================
                                                    149,725,087
===============================================================

HONG KONG-3.23%

China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              9,104,000       58,366,457
---------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                   3,880,000       19,601,487
---------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food
  Chains)                            3,018,400       37,541,326
===============================================================
                                                    115,509,270
===============================================================

ITALY-2.17%

Gruppo Editoriale L'Espresso
  (Publishing)                         802,600        8,779,720
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

ITALY-(CONTINUED)

Riunione Adriatica di Sicurta S.P.A
  (Insurance Brokers)                5,257,600   $   69,025,009
===============================================================
                                                     77,804,729
===============================================================

JAPAN-11.68%

Advantest Corp.
  (Electronics-Instrumentation)        168,000       21,909,362
---------------------------------------------------------------
Crayfish Co. Ltd.-ADR
  (Computers-Software &
  Services)(a)                         894,300        1,397,344
---------------------------------------------------------------
Hirose Electric Co. Ltd.
  (Electronics-Component
  Distributors)                        153,200       17,690,693
---------------------------------------------------------------
Hoya Corp.
  (Manufacturing-Specialized)          270,000       22,319,571
---------------------------------------------------------------
Matsushita Communication Industrial
  Co., Ltd. (Telephone)                199,000       26,079,824
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Component
  Distributors)                        147,000       17,594,465
---------------------------------------------------------------
NEC Corp. (Computers-Hardware)       1,446,000       27,564,313
---------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                              2,573       23,415,562
---------------------------------------------------------------
NTT Data Corp. (Computers-Software
  & Services)(a)                         1,984       15,455,254
---------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                       903       22,261,559
---------------------------------------------------------------
Ricoh Co., Ltd. (Office Equipment &
  Supplies)                          1,141,000       17,567,521
---------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component
  Distributors)                         63,000       15,883,517
---------------------------------------------------------------
Sanix Inc. (Services-Commercial &
  Consumer)                            265,200       13,586,290
---------------------------------------------------------------
Sanyo Electric Co., Ltd.
  (Electronics-Component
  Distributors)                      7,152,000       54,402,786
---------------------------------------------------------------
Sharp Corp. (Electrical Equipment)     918,000       11,694,268
---------------------------------------------------------------
Sony Corp. (Electrical Equipment)      335,800       26,835,687
---------------------------------------------------------------
Takeda Chemical Industries Ltd.
  (Health Care-Drugs-Generic &
  Other)                               642,000       42,303,808
---------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-
  Semiconductors)                      272,000       21,288,365
---------------------------------------------------------------
Trend Micro Inc.
  (Computers-Software &
  Services)(a)                         196,700       18,567,658
===============================================================
                                                    417,817,847
===============================================================

MEXICO-3.40%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            796,800       15,288,600
---------------------------------------------------------------
Fomento Economico Mexicano, S.A. de
  C.V.-ADR (Beverages-Alcoholic)       669,970       25,584,479
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C
  (Beverages-Alcoholic)              4,538,900       12,104,366
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   536,200       29,021,825
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                          1,979,000        5,060,296
---------------------------------------------------------------
Telefonos de Mexico S.A. de
  C.V.-Class L-ADR (Telephone)         269,900       14,557,731
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

MEXICO-(CONTINUED)

Wal-Mart de Mexico S.A. de
  C.V.-Series C (Retail-General
  Merchandise)(a)                    8,782,000   $   20,021,711
===============================================================
                                                    121,639,008
===============================================================

NETHERLANDS-3.76%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                         1,363,700       53,594,748
---------------------------------------------------------------
Koninklijke Numico N.V. (Foods)        743,400       34,761,841
---------------------------------------------------------------
VNU N.V. (Publishing)                  978,600       46,092,133
===============================================================
                                                    134,448,722
===============================================================

NORWAY-0.22%

Tomra Systems A.S.A.
  (Manufacturing-Specialized)          194,650        7,825,526
===============================================================

SINGAPORE-1.27%

Chartered Semiconductor
  Manufacturing Ltd.-ADR
  (Electronics-Semiconductors)(a)      117,900        5,482,350
---------------------------------------------------------------
Datacraft Asia Ltd. (Communications
  Equipment)                         1,475,136       10,104,682
---------------------------------------------------------------
DBS Group Holdings Ltd.
  (Banks-Money Center)               1,393,274       16,421,324
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)                      3,901,900        7,775,807
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)              386,000        5,516,484
===============================================================
                                                     45,300,647
===============================================================

SOUTH KOREA-0.91%

Korea Telecom Corp.-ADR (Telephone)    464,000       17,110,000
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                       387,800        6,132,088
---------------------------------------------------------------
Samsung Electronics N.V.
  (Electronics-Component
  Distributors)                         74,600        9,345,495
===============================================================
                                                     32,587,583
===============================================================

SPAIN-1.63%

Telefonica S.A. (Telephone)(a)       2,684,827       51,197,410
---------------------------------------------------------------
Telefonica S.A.-ADR (Telephone)(a)     123,805        7,172,952
===============================================================
                                                     58,370,362
===============================================================

SWEDEN-0.11%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                         104,150        1,917,952
---------------------------------------------------------------
OM Grupppen A.B. (Investment
  Banking/Brokerage)                    57,050        2,038,377
===============================================================
                                                      3,956,329
===============================================================

SWITZERLAND-5.91%

Adecco S.A. (Services-Commercial &
  Consumer)                             28,391       19,635,015
---------------------------------------------------------------
Compagnie Financiere Richemont
  A.G.-Units (Tobacco)(b)               20,000       55,639,014
---------------------------------------------------------------
Julius Baer Holding Ltd.-Class B
  (Banks-Major Regional)                 1,835        9,086,686
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

SWITZERLAND-(CONTINUED)

Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                      10,000   $   13,464,641
---------------------------------------------------------------
Nestle S.A. (Foods)(a)                  18,000       37,305,959
---------------------------------------------------------------
Serono S.A.-Class B (Health
  Care-Drugs-Generic & Other)           45,720       41,133,500
---------------------------------------------------------------
Swatch Group A.G. (The)-Class B
  (Consumer-Jewelry, Novelties &
  Gifts)                                26,600       35,223,947
===============================================================
                                                    211,488,762
===============================================================

TAIWAN-0.51%

Far Eastern Textile Ltd.
  (Textiles-Apparel)                 1,120,246          921,842
---------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co. Ltd.
  (Electronics-Semiconductors)(a)    5,706,240       17,299,660
===============================================================
                                                     18,221,502
===============================================================

UNITED KINGDOM-14.62%

ARM Holdings PLC (Electronics-
  Semiconductors)(a)                 4,900,850       48,369,037
---------------------------------------------------------------
Bookham Technology PLC
  (Communications Equipment)(a)        166,300        5,476,636
---------------------------------------------------------------
BP Amoco PLC (Oil-International
  Integrated)                        5,686,300       48,239,345
---------------------------------------------------------------
Capita Group PLC
  (Services-Commercial & Consumer)   4,869,600       37,105,622
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                            959,400       15,998,928
---------------------------------------------------------------
Logica PLC (Computers-Software &
  Services)                            997,900       29,531,899
---------------------------------------------------------------
Marconi PLC (Communications
  Equipment)                         4,286,300       54,123,882
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

UNITED KINGDOM-(CONTINUED)

Pace Micro Technology PLC
  (Communications Equipment)         1,618,300   $   11,556,099
---------------------------------------------------------------
Royal Bank of Scotland Group PLC
  (Banks-Major Regional)             2,568,300       57,666,446
---------------------------------------------------------------
Shell Transport & Trading Co. (Oil-
  International Integrated)          7,119,800       57,300,243
---------------------------------------------------------------
Spirent PLC (Communications
  Equipment)                         6,011,250       55,751,014
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                15,651,928       65,141,595
---------------------------------------------------------------
WPP Group PLC
  (Services-Advertising/Marketing)   2,725,550       36,591,735
===============================================================
                                                    522,852,481
===============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $2,588,322,261)                             3,208,220,162
===============================================================

MONEY MARKET FUNDS-13.31%

STIC Liquid Assets Portfolio(c)      238,167,382    238,167,382
---------------------------------------------------------------
STIC Prime Portfolio(c)              238,167,382    238,167,382
===============================================================
    Total Money Market Funds (Cost
      $476,334,764)                                 476,334,764
===============================================================

TOTAL INVESTMENTS-102.99% (Cost
  $3,064,657,025)                                 3,684,554,926
===============================================================

LIABILITIES LESS OTHER
  ASSETS-(2.99%)                                   (107,078,104)
===============================================================

NET ASSETS-100.00%                               $3,577,476,822
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Ltd. - Limited
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes common or preferred shares of the issuer.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

Investments, at market value (cost
  $3,064,657,025)                              $3,684,554,926
-------------------------------------------------------------
Foreign currencies, at value (cost
  $50,104,560)                                     50,273,027
-------------------------------------------------------------
Receivables for:
  Investments sold                                  7,861,206
-------------------------------------------------------------
  Capital stock sold                               35,370,022
-------------------------------------------------------------
  Dividends and interest                            6,355,882
-------------------------------------------------------------
Collateral for securities loaned                  181,195,014
-------------------------------------------------------------
Investment for deferred compensation plan              65,629
-------------------------------------------------------------
Other assets                                          428,891
=============================================================
    Total assets                               $3,966,104,597
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                           185,702,331
-------------------------------------------------------------
  Capital stock reacquired                         14,641,659
-------------------------------------------------------------
  Collateral upon return of securities loaned     181,195,014
-------------------------------------------------------------
  Deferred compensation plan                           65,629
-------------------------------------------------------------
Accrued advisory fees                               2,611,826
-------------------------------------------------------------
Accrued administrative services fees                   18,490
-------------------------------------------------------------
Accrued distribution fees                           2,562,271
-------------------------------------------------------------
Accrued directors' fees                                   741
-------------------------------------------------------------
Accrued transfer agent fees                         1,024,349
-------------------------------------------------------------
Accrued operating expenses                            805,465
=============================================================
    Total liabilities                             388,627,775
=============================================================
Net assets applicable to shares outstanding    $3,577,476,822
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,325,635,811
_____________________________________________________________
=============================================================
Class B                                        $  997,842,582
_____________________________________________________________
=============================================================
Class C                                        $  253,998,429
_____________________________________________________________
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      400,000,000
-------------------------------------------------------------
  Outstanding                                     107,655,983
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      47,952,089
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                      12,196,926
_____________________________________________________________
=============================================================
Class A:
  Net asset value and redemption price per
    share                                      $        21.60
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.60 divided by
    94.50%)                                    $        22.86
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        20.81
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        20.82
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 2000


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,540,954)                                  $  51,813,671
------------------------------------------------------------
Dividends from affiliated money market funds      15,111,834
------------------------------------------------------------
Interest                                             412,303
------------------------------------------------------------
Security lending income                              391,360
============================================================
    Total investment income                       67,729,168
============================================================

EXPENSES:

Advisory fees                                     35,553,208
------------------------------------------------------------
Administrative services fees                         222,616
------------------------------------------------------------
Custodian fees                                     2,535,839
------------------------------------------------------------
Distribution fees -- Class A                       7,664,862
------------------------------------------------------------
Distribution fees -- Class B                      11,204,523
------------------------------------------------------------
Distribution fees -- Class C                       2,193,948
------------------------------------------------------------
Transfer agent fees -- Class A                     4,136,260
------------------------------------------------------------
Transfer agent fees -- Class B                     2,203,596
------------------------------------------------------------
Transfer agent fees -- Class C                       431,484
------------------------------------------------------------
Directors' fees                                       13,946
------------------------------------------------------------
Other                                              1,505,292
============================================================
    Total expenses                                67,665,574
============================================================
Less: Fees waived                                 (1,697,400)
------------------------------------------------------------
    Expenses paid indirectly                         (57,572)
============================================================
    Net expenses                                  65,910,602
============================================================
Net investment income                              1,818,566
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          307,049,154
------------------------------------------------------------
  Foreign currencies                             (16,252,477)
============================================================
                                                 290,796,677
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (272,160,867)
------------------------------------------------------------
  Foreign currencies                              (2,268,302)
============================================================
                                                (274,429,169)
============================================================
Net gain on investment securities and foreign
  currencies                                      16,367,508
============================================================
Net increase in net assets resulting from
  operations                                   $  18,186,074
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended October 31, 2000 and 1999

                                                                   2000              1999
                                                              --------------    --------------

OPERATIONS:

  Net investment income (loss)                                $    1,818,566    $  (10,949,841)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   290,796,677       182,790,856
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (274,429,169)      474,142,542
==============================================================================================
    Net increase in net assets resulting from operations          18,186,074       645,983,557
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --       (10,410,630)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (86,520,783)      (20,381,375)
----------------------------------------------------------------------------------------------
  Class B                                                        (38,910,409)       (9,045,542)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,375,907)         (756,877)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        313,494,138       (80,693,853)
----------------------------------------------------------------------------------------------
  Class B                                                        148,996,045       (28,456,976)
----------------------------------------------------------------------------------------------
  Class C                                                        163,874,554        39,293,753
==============================================================================================
    Net increase in net assets                                   513,743,712       535,532,057
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,063,733,110     2,528,201,053
==============================================================================================
  End of year                                                 $3,577,476,822    $3,063,733,110
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,727,015,413    $2,002,598,882
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (137,143)       (8,098,861)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                       233,356,824       177,562,192
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           617,241,728       891,670,897
==============================================================================================
                                                              $3,577,476,822    $3,063,733,110
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $6,143,152, undistributed net realized gains decreased by $104,194,946 and paid in capital increased by $98,051,794 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. During the year ended October 31, 2000, AIM waived fees of $1,697,400.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2000, AIM was paid $222,616 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended October 31, 2000, AFS was paid $2,661,410 for such services.
   The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $7,664,862, $11,204,523 and $2,193,948, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $735,919 from sales of the Class A shares of the Fund during the year ended October 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2000, AIM Distributors received $263,758 in contingent deferred sales charges imposed on redemptions of Fund shares.
   Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
   During the year ended October 31, 2000, the Fund paid legal fees of $10,103 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $52,626 and reductions in custodian fees of $4,946 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $57,572.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly and failed to return the securities.
   At October 31, 2000, securities with an aggregate value of $172,157,948 were on loan to brokers. The loans were secured by cash collateral of $181,195,014 received by the Fund. For the year ended October 31, 2000, the Fund received fees of $391,360 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2000 was $3,388,830,409 and $3,103,179,568, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 773,072,876
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (165,458,341)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $ 607,614,535
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $3,076,940,391.

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years October 31, 2000 and 1999 were as follows:

                                                                         2000                              1999
                                                            ------------------------------    -------------------------------
                                                              SHARES           AMOUNT            SHARES           AMOUNT
                                                            -----------    ---------------    ------------    ---------------
Sold:
  Class A                                                    74,959,702    $ 1,884,430,622     144,897,083    $ 2,695,101,630
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    10,706,006        266,318,794      11,600,846        212,065,890
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    11,663,828        288,872,717       9,254,771        168,733,197
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     3,304,133         80,984,287       1,596,985         28,282,611
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,485,236         35,304,035         482,230          8,356,948
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       214,163          5,094,930          39,786            689,883
=============================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                            --                 --       5,974,789        108,110,501
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --                 --       2,061,255         36,453,921
=============================================================================================================================
Reacquired:
  Class A                                                   (65,335,468)    (1,651,920,771)   (155,781,747)    (2,912,188,595)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (6,258,901)      (152,626,784)    (15,614,562)      (285,333,735)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (5,276,103)      (130,093,093)     (7,117,246)      (130,129,327)
=============================================================================================================================
                                                             25,462,596    $   626,364,737      (2,605,810)   $   (69,857,076)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* The Fund acquired AIM International Growth Fund on February 12, 1999. The acquired fund's net assets as of the closing date were $144,564,422. The net assets of the Fund immediately prior to acquisition were $2,655,808,540.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                               2000(a)         1999        1998(a)       1997(a)       1996(a)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    21.73    $    17.59    $    16.64    $    15.37    $    13.65
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      0.08         (0.03)         0.05          0.04          0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.72          4.49          0.96          1.68          2.07
================================================================================================================================
    Total from investment operations                                0.80          4.46          1.01          1.72          2.11
================================================================================================================================
Less distributions:
  Dividends from net investment income                                --         (0.11)        (0.06)        (0.02)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.93)        (0.21)           --         (0.43)        (0.38)
================================================================================================================================
    Total distributions                                            (0.93)        (0.32)        (0.06)        (0.45)        (0.39)
================================================================================================================================
Net asset value, end of period                                $    21.60    $    21.73    $    17.59    $    16.64    $    15.37
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                     3.16%        25.73%         6.11%        11.43%        15.79%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,325,636    $2,058,419    $1,724,635    $1,577,390    $1,108,395
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.44%(c)      1.48%         1.45%         1.47%         1.58%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.48%(c)      1.52%         1.49%         1.51%         1.60%
================================================================================================================================
Ratio of net investment income to average net assets                0.30%(c)     (0.14)%        0.28%         0.24%         0.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               87%           86%           78%           50%           66%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include sales charges.
(c)Ratios are based on average daily net assets of $2,554,953,820.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  21.11    $  17.13    $  16.27    $  15.13    $  13.54
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)      (0.17)      (0.09)      (0.09)      (0.07)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.74        4.36        0.95        1.66        2.04
======================================================================================================================
    Total from investment operations                              0.63        4.19        0.86        1.57        1.97
======================================================================================================================
Less distributions from net realized gains                       (0.93)      (0.21)         --       (0.43)      (0.38)
======================================================================================================================
Net asset value, end of period                                $  20.81    $  21.11    $  17.13    $  16.27    $  15.13
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   2.42%      24.72%       5.29%      10.61%      14.88%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $997,843    $887,106    $744,987    $678,809    $368,355
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)    2.27%       2.22%       2.25%       2.35%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)    2.31%       2.26%       2.28%       2.37%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.44)%(c)  (0.93)%     (0.49)%     (0.53)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             87%         86%         78%         50%         66%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges.
(c)Ratios are based on average daily net assets of $1,120,452,259.

                                                                                   CLASS C
                                                              ---------------------------------------------------
                                                                                                      AUGUST 4,
                                                                                                        1997
                                                                                                     (DATE SALES
                                                                    YEAR ENDED OCTOBER 31,          COMMENCED) TO
                                                              ----------------------------------     OCTOBER 31,
                                                              2000(a)       1999(a)     1998(a)        1997(a)
                                                              ------------------------------------------------
Net asset value, beginning of period                          $  21.13      $  17.14    $  16.27      $  17.64
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)        (0.17)      (0.09)        (0.02)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.73          4.37        0.96         (1.35)
==============================================================================================================
    Total from investment operations                              0.62          4.20        0.87         (1.37)
==============================================================================================================
Less distributions from net realized gains                       (0.93)        (0.21)         --            --
==============================================================================================================
Net asset value, end of period                                $  20.82      $  21.13    $  17.14      $  16.27
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                   2.37%        24.76%       5.35%         7.77%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $253,998      $118,208    $ 58,579      $ 12,829
______________________________________________________________________________________________________________
==============================================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                2.18%(c)      2.27%       2.22%         2.27%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)      2.31%       2.26%         2.30%(d)
==============================================================================================================

Ratio of net investment income (loss) to average net assets      (0.44)%(c)    (0.93)%     (0.49)%       (0.55)%(d)
______________________________________________________________________________________________________________
==============================================================================================================

Portfolio turnover rate                                             87%           86%         78%           50%
______________________________________________________________________________________________________________
==============================================================================================================


(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $219,394,811.
(d)Annualized.

                            PART C: OTHER INFORMATION


Item 23.      Exhibits

    a  (1)    -      (a) Articles of Incorporation of Registrant were filed as
                     an Exhibit to Registrant's Registration Statement on
                     December 19, 1991.

              - (b) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

              - (c) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

              - (d) Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

              - (e) Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

              - (f) Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (2)    -      (a) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996 and are hereby incorporated by reference.

              - (b) Articles Supplementary to Articles of Incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997 and are hereby incorporated by reference.

              - (c) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997 and are hereby incorporated by reference.

              - (d) Articles Supplementary, dated June 9, 1999, to Articles of Incorporation were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000 and are hereby incorporated by reference.

              - (e) Articles Supplementary, dated December 23, 1999, to Articles of Incorporation were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000 and are hereby incorporated by reference.

    b  (1)    -      (a) By-Laws of Registrant were filed as an Exhibit to
                     Registrant's Registration Statement on December 19, 1991, and were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

              - (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (2)    -      (a) Amended and Restated By-Laws, dated effective December
                     11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997 and are hereby incorporated by reference.

              - (b) First Amendment, dated June 9, 1999, to Amended and Restated Bylaws were filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000 and are hereby incorporated by reference.

    c         -      Instruments Defining Rights of Security Holders - None.

    d  (1)    -      Investment Advisory Agreement, dated as of November 8,
                     1991, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

       (2)    -      Investment Advisory Agreement, dated as of October 18,
                     1993, between Registrant on behalf of its AIM International
                     Equity Fund and A I M Advisors, Inc. was filed as an
                     Exhibit to Registrant's Post-Effective Amendment No. 3 on
                     February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                     1996.

       (3)    -      Master Investment Advisory Agreement, dated as of July 1,
                     1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth
                     Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2,
                     1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (4)    -      (a) Master Investment Advisory Agreement, dated February
                     28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 11 on May 16, 1997.

              - (b) Amendment No. 1, dated as of November 1, 1997, to Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.


       (5)    -      Master Investment Advisory Agreement, dated June 21, 2000, between A I M Advisors, Inc. and AIM International Funds,
                     Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 21 on June 20, 2000 and is hereby incorporated by reference.


       (6)    -      (a) Copy of Foreign Country Selection and Mandatory
                     Securities Depository Delegation Agreement, dated September
                     9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-Effective
                     Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

              - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

              - (d) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

              - (e) Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

              - (f) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

              - (g) Amendment No. 6, dated as of March 18, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

              - (h) Amendment No. 7, dated November 15, 1999, to Foreign Country Selection and Mandatory Securities Depositary Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

       (7)    -      Master Sub-Advisory Agreement, dated as of November 1,
                     1997, between A I M Advisors, Inc. and INVESCO Global Asset
                     Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

       (8)    -      Sub-Sub-Advisory Agreement, dated as of November 1, 1997,
                     between INVESCO Global Asset Management Limited and INVESCO
                     Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                     1997.

       (9)    -      Sub-Sub-Advisory Agreement, dated as of November 1, 1997,
                     between INVESCO Global Asset Management Limited and INVESCO
                     Asia Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

    e  (1)    -      Distribution Agreement, dated December 11, 1991, between
                     Registrant and A I M Distributors, Inc. was filed as an
                     Exhibit to Registrant's Registration Statement on December
                     19, 1991.

       (2)    -      Distribution Agreement, dated October 18, 1993, between
                     Registrant and A I M Distributors, Inc. was filed as an
                     Exhibit to Registrant's Post-Effective Amendment No. 3 on
                     February 24, 1994.

       (3)    -      Master Distribution Agreement, dated September 10, 1994,
                     between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to

                     Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (4)    -      Master Distribution Agreement, dated September 10, 1994,
                     between the Registrant (on behalf of the portfolios' Class
                     B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                     February 23, 1995.

       (5)    -      Amended and Restated Master Distribution Agreement, dated
                     May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc.
                     was electronically filed as an Exhibit to Post-Effective
                     Amendment No. 8 on December 1, 1995.

       (6)    -      Master Distribution Agreement, dated February 28, 1997,
                     between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 11 on May 16, 1997.

       (7)    -      (a) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 11 on May 16, 1997, and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated November 1, 1997, to Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.


       (8)    -      First Amended and Restated Master Distribution Agreement,
                     dated December 31, 2000, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors,
                     Inc., is filed herewith electronically.

       (9)    -      (a) Amended and Restated Master Distribution Agreement,
                     dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M
                     Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

              - (b) Amendment No. 1, dated November 1, 1997, to Amended and Restated Master Distribution Agreement, dated as of August 4, 1997, (on behalf of the portfolios' Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

       (10)   -      Second Amended and Restated Master Distribution Agreement,
                     dated as of July 1, 2000, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M
                     Distributors, Inc. is filed herewith electronically.

       (11)   -      Form of Selected Dealer Agreement between A I M
                     Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 15 on December 23, 1998, and is hereby incorporated by reference.

       (12)   -      Form of Selected Dealer Agreement for Investment Companies
                     Managed by A I M Advisors, Inc., is filed herewith electronically.

       (13)   -      Form of Bank Selling Group Agreement between A I M
                     Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23,
                     1998, and is hereby incorporated by reference.

    f  (1)    -      Retirement Plan for Registrant's Non-Affiliated Directors
                     was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 4 on June 29, 1994.

       (2)    -      Retirement Plan for Registrant's Non-Affiliated Directors
                     effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.


       (3) AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated March 7, 2000, was filed as an Exhibit to Post-Effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.


       (4)    -      Form of Deferred Compensation Agreement for Registrant's
                     Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29,
                     1994.

       (5)    -      Form of Deferred Compensation Agreement for Registrant's
                     Non-Affiliated Directors as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996.

       (6)    -      Form of Deferred Compensation Agreement for Registrant's
                     Non-Affiliated Directors as approved March 12, 1997, was filed as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998.


       (7) Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000, was filed as an Exhibit to Post-Effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.


    g  (1)    -      (a) Custodian Agreement between Registrant and State Street
                     Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                     1996.

              - (b) Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

              - (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

              - (d) Amendment No. 3, dated November 1, 1997, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

              - (e) Amendment, dated September 9, 1998, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit in Post-Effective Amendment No. 15 on December 23, 1998.


       (2) (a) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-Effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

                     (b) Amendment to Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Post-Effective Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.


       (3)    -      (a) Subcustodian Agreement with Texas Commerce Bank, dated
                     September 9, 1994, among Texas Commerce Bank National
                     Association, State Street Bank and Trust Company, A I M
                     Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                     28, 1996, and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank) among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

    h  (1)    -      (a) Transfer Agency Agreement between Registrant and The
                     Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 1 on February 23, 1993.

              - (b) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

              - (c) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

              - (d) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

       (2)    -      (a) Transfer Agency and Service Agreement, dated as of
                     November 1, 1994, between the Registrant and A I M Fund
                     Services, Inc. was filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

              - (c) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


              - (d) Amendment No. 3, dated as of July 1, 2000, to the Transfer Agency and Service Agreement, dated November 1, 1994, between Registrant and A I M Fund Services, Inc. is filed herewith electronically.



       (3)    -      (a) Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and The
                     Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (d) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

              - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

              - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on December 23, 1998 and is hereby incorporated by reference.

              - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.


              - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

              - (i) Amendment No. 7, dated as of February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., is filed herewith electronically.

              - (j) Amendment No. 8, dated as of June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., is filed herewith electronically.

              - (k) Amendment No. 9, dated as of June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc., is filed herewith electronically.

              - (l) Amendment No. 10, dated as of July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc., is filed herewith electronically.


       (4)    -      Preferred Registration Technology Escrow Agreement, dated
                     September 10, 1997, between Registrant and First Data
                     Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February
                     20, 1998, and is hereby incorporated by reference.

       (5)    -      Administrative Services Agreement, dated December 10, 1991, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

       (6)    -      Administrative Services Agreement, dated as of October 18,
                     1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 9 on February 28, 1996.

       (7)    -      Master Administrative Services Agreement, dated as of July
                     1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global
                     Growth Fund and AIM Global Income Fund was filed as an
                     Exhibit to Registrant's Post-Effective Amendment No. 6 on
                     September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28,
                     1996.

       (8)    -      (a) Administrative Services Agreement, dated as of October
                     18, 1993, between A I M Advisors, Inc. on behalf of
                     Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 3 on February 24, 1994.


              - (b) Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.


              - (c) Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

              - (d) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

       (9)    -      (a) Administrative Services Agreement, dated as of February
                     28, 1997, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

              - (b) Amendment No. 1, dated November 1, 1997, to Master Administrative Services Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.

       (10)   -      Master Administrative Services Agreement, dated June 21,
                     2000, between A I M Advisors, Inc. and AIM International
                     Funds, Inc. was filed as an Exhibit to Post-Effective
                     Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.


       (11)   -      (a) Accounting Services Agreement, dated as of November 5,
                     1991, between the Registrant and State Street Bank and
                     Trust Company was filed as an Exhibit to Registrant's
                     Pre-Effective Amendment No. 2 on April 2, 1992, and was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996.

              - (b) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

       (12)   -      (a) Shareholder Sub-Accounting Services Agreement among the
                     Registrant, First Data Investor Services Group (formerly
                     The Shareholder Services Group, Inc.), Financial Data
                     Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith,
                     Inc., was filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (b) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

              - (c) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

              - (d) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of September 28, 1998, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999 and is hereby incorporated by reference.

              - (e) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated March 1, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

              - (f) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated May 12, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

              - (g) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated November 1, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

              - (h) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated December 31, 1999, among Registrant, First Data Investor Services Group, Inc., and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.


       (13)   -      (a) Memorandum of Agreement, dated March 1, 1999, between
                     Registrant, on behalf of AIM Asian Growth Fund, AIM Global
                     Income Fund and AIM International Equity Fund, and A I M
                     Advisors, Inc. is filed herewith electronically.

              - (b) Memorandum of Agreement, dated as of June 12, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM Global Income Fund and AIM Global Growth Fund, and A I M Advisors, Inc. is filed herewith electronically.

              - (c) Memorandum of Agreement, dated effective June 21, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund, and A I M Advisors, Inc. is filed herewith electronically.


    i  (1)    -      Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                     LLP relating to AIM Asian Growth Fund and AIM European
                     Development Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

       (2)    -      Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                     LLP was filed electronically as an Exhibit to Post-Effective Amendment No. 18 on March 23, 2000.


    j  (1)    -      Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

       (2)    -      Consent of KPMG LLP is filed herewith electronically.


    k         -      Financial Statements - None.

    l  (1)    -      (a) Agreement Concerning Initial Capitalization of the
                     Registrant's AIM Global Aggressive Growth Fund, AIM Global
                     Growth Fund and AIM Global Income Fund, dated as of July 1,
                     1994, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23,
                     1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

              - (b) Agreement concerning Initial Capitalization of the Registrant's AIM Asian Growth Fund and AIM European Development Fund, dated November 3, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

    m  (1)    -      Registrant's Distribution Plan was filed as an Exhibit to
                     Registrant's Post-Effective Amendment No. 1 on February 23,
                     1993.

       (2)    -      Distribution Plan, and related forms of agreements, on
                     behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24,
                     1994.

       (3)    -      Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23,
                     1995.

       (4)    -      Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23,
                     1995.

       (5)    -      Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                     1995.

       (6)    -      Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                     1995.

       (7)    -      Amended and Restated Master Distribution Plan, dated as of
                     September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1,
                     1995.

       (8)    -      Amended and Restated Master Distribution Plan, dated as of
                     September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4,
                     1997.

       (9)    -      (a) Second Amended and Restated Master Distribution Plan,
                     dated as of September 10, 1994, as amended September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June 30, 1997, for Registrant's
                     Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and is hereby incorporated by reference.

              - (b) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.


       (10)   -      Third Amended and Restated Master Distribution Plan, dated
                     December 31, 2000, for Registrant's Class B shares is filed herewith electronically.

       (11)   -      (a) Second Amended and Restated Master Distribution Plan,
                     dated as of September 10, 1994, as amended as of September
                     10, 1994, as amended and restated as of June 30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 13 on October 17, 1997.


              - (b) Amendment No. 1, dated November 1, 1997, to Second Amended and Restated Master Distribution Plan for Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997.


       (12)   -      Third Amended and Restated Master Distribution Plan for
                     Registrant's Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 15 on December 23, 1998 and is hereby incorporated by reference.

       (13)   -      Fourth Amended and Restated Master Distribution Plan, dated as of July 1, 2000, for Registrant's Class A and Class C shares is filed herewith electronically.

       (14)   -      Form of Shareholder Service Agreement to be used in
                     connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (15)   -      Form of Bank Shareholder Service Agreement to be used in
                     connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (16)   -      Form of Agency Pricing Agreement (for Class A Shares) to be
                     used in connection with Registrant's Master Distribution
                     Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.

       (17)   -      Form of Service Agreement for Certain Retirement Plans (for
                     the Institutional Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 9 on February 28, 1996.

       (18)   -      Forms of Service Agreement for Brokers for Bank Trust
                     Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective
                     Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.


       (19)   -      Form of Variable Group Annuity Contractholder Service
                     Agreement to be used in connection with Registrant's Master
                     Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on February 19, 1999, and is hereby incorporated by reference.


       (20)   -      Form of Shareholder Service Agreement for Shares of the AIM
                     Mutual Funds is filed herewith electronically.


    n  (1)    -      Amended and Restated Multiple Class Plan (Rule 18f-3 Plan),
                     effective as of July 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 12,
                     1997.

       (2)    -      Second Amended and Restated Multiple Class Plan (Rule 18f-3
                     Plan), effective September 1, 1997, was filed electronically as an Exhibit to Post-Effective Amendment
                     No. 13 on October 17, 1997.

       (3)    -      Third Amended and Restated Multiple Class Plan (Rule 18f-3
                     Plan) was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000, and is hereby incorporated by reference.

    o         -      Reserved

    p  (1)    -      The AIM Management Group Code of Ethics, as amended August
                     17, 1999, relating to A I M Management Group Inc. and A I M
                     Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000.

       (2)    -      The A I M Management Group Inc. Code of Ethics, as amended
                     February 24, 2000, relating to A I M Management Group Inc.
                     and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 18 on March
                     23, 2000 and is hereby incorporated by reference.

       (3)    -      Code of Ethics of AIM International Funds, Inc., effective
                     November 1, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on February 23, 2000.


       (4)    -      Code of Ethics of AIM International Funds, Inc., effective
                     June 14, 2000, was filed as an Exhibit to Post-Effective
                     Amendment No. 21, on June 20, 2000, and is hereby incorporated by reference.

       (5)    -      Code of Ethics of AIM International Funds, Inc., effective
                     September 23, 2000, is filed herewith electronically.


Item 24.      Persons Controlled by or Under Common Control with Registrant

    Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

    Not Applicable

Item 25.      Indemnification

    State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

    Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.      Business and Other Connections of Investment Advisor

    Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

    The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management-Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.      Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also act as a principal underwriter, depositor, or investment advisor.

       A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


       AIM Advisor Funds

       AIM Equity Funds


       AIM Floating Rate Fund

       AIM Funds Group

       AIM Growth Series

       AIM Investment Funds


       AIM Investment Securities Funds


       AIM Series Trust

       AIM Special Opportunities Funds


       AIM Summit Fund


       AIM Tax-Exempt Funds

       AIM Variable Insurance Funds

(b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20:

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
------------------                          --------------------                         ---------------------
Robert H. Graham                            Senior Vice President                        Chairman & Director
                                            & Director

Michael J. Cemo                             President & Director                         None

Gary T. Crum                                Director                                     Senior Vice President

W. Gary Littlepage                          Senior Vice President                        None
                                            & Director



----------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
------------------                          --------------------                         ---------------------
James L. Salners                            Executive Vice President                     None

Marilyn M. Miller                           Senior Vice President                        None

Gene L. Needles                             Senior Vice President                        None

Michael C. Vessels                          Senior Vice President                        None

B. J. Thompson                              First Vice President                         None

Kathleen J. Pflueger                        Secretary                                    Assistant Secretary

Dawn M. Hawley                              Vice President & Treasurer                   None

Ofelia M. Mayo                              Vice President, Assistant                    Assistant Secretary
                                            Secretary & General Counsel

Melville B. Cox                             Vice President &                             Vice President
                                            Chief Compliance Officer

James R. Anderson                           Vice President                               None

Mary K. Coleman                             Vice President                               None

Mary A. Corcoran                            Vice President                               None

Glenda A. Dayton                            Vice President                               None

Sidney M. Dilgren                           Vice President                               None

Tony D. Green                               Vice President                               None

Charles H. McLaughlin                       Vice President                               None

Ivy B. McLemore                             Vice President                               None

Terri L. Ransdell                           Vice President                               None

Carol F. Relihan                            Vice President                               Senior Vice President
                                                                                         & Secretary

Gary K. Wendler                             Vice President                               None

Norman W. Woodson                           Vice President                               None

David E. Hessel                             Assistant Vice President,                    None
                                            Controller & Assistant Treasurer




----------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Positions and Offices
Business Address*                           with Underwriter                             with Registrant
------------------                          --------------------                         ---------------------
Luke P. Beausoleil                          Assistant Vice President                     None

Sheila R. Brown                             Assistant Vice President                     None

Scott E. Burman                             Assistant Vice President                     None

Simon R. Hoyle                              Assistant Vice President                     None

Kathryn J. Capage                           Assistant Vice President                     None

Kim T. McAuliffe                            Assistant Vice President                     None

David B. O'Neil                             Assistant Vice President                     None

Rebecca Starling-Klatt                      Assistant Vice President                     None

Nancy L. Martin                             Assistant General Counsel &                  Assistant Secretary
                                            Assistant Secretary

P. Michelle Grace                           Assistant Secretary                          Assistant Secretary

Lisa A. Moss                                Assistant Secretary                          Assistant Secretary


(c) Provide information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

      Not Applicable

Item 28.      Location of Accounts and Records

      State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

      A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.



----------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Item 29.      Management Services

      Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

      Not Applicable

Item 30.      Undertakings

      In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

      Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 22nd day of February, 2001.

                                REGISTRANT:  AIM INTERNATIONAL FUNDS, INC.

                                             By: /s/ ROBERT H. GRAHAM
                                                 -----------------------------
                                                 Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         SIGNATURES                    TITLE                      DATE
         ----------                    -----                      ----


/s/ ROBERT H. GRAHAM            Chairman, Director &        February 22, 2001
-----------------------------   President (Principal
     (Robert H. Graham)          Executive Officer)


/s/ BRUCE L. CROCKETT                Director               February 22, 2001
-----------------------------
     (Bruce L. Crockett)


/s/ OWEN DALY II                     Director               February 22, 2001
-----------------------------
       (Owen Daly II)


/s/ ALBERT R. DOWDEN                 Director               February 22, 2001
-----------------------------
     (Albert R. Dowden)


/s/ EDWARD K. DUNN, JR.              Director               February 22, 2001
-----------------------------
    (Edward K. Dunn, Jr.)


/s/ JACK FIELDS                      Director               February 22, 2001
-----------------------------
        (Jack Fields)


/s/ CARL FRISCHLING                  Director               February 22, 2001
-----------------------------
      (Carl Frischling)


/s/ PREMA MATHAI-DAVIS               Director               February 22, 2001
-----------------------------
    (Prema Mathai-Davis)


/s/ LEWIS F. PENNOCK                 Director               February 22, 2001
-----------------------------
     (Lewis F. Pennock)


/s/ LOUIS S. SKLAR                   Director               February 22, 2001
-----------------------------
      (Louis S. Sklar)


/s/ DANA R. SUTTON                Vice President &          February 22, 2001
-----------------------------    Treasurer (Principal
      (Dana R. Sutton)         Financial and Accounting
                                      Officer)

                                INDEX TO EXHIBITS

Exhibit
Number            Description
-------           -----------
e(8)              First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc.

e(10) Second Amended and Restated Master Distribution Agreement, dated as of July 1, 2000, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M
                  Distributors, Inc.

e(12)             Form of Selected Dealer Agreement for Investment Companies
                  Managed by A I M Advisors, Inc.

h(2)(d)           Amendment No. 3, dated as of July 1, 2000, to the Transfer
                  Agency and Service Agreement, dated November 1, 1994, between
                  Registrant and A I M Fund Services, Inc.

h(3)(i)           Amendment No. 7, dated as of February 29, 2000, to the Remote
                  Access and Related Services Agreement, dated December 23,
                  1994, between the Registrant and First Data Investor Services
                  Group, Inc.

h(3)(j)           Amendment No. 8, dated as of June 26, 2000, to the Remote
                  Access and Related Services Agreement, dated December 23,
                  1994, between the Registrant and First Data Investor Services
                  Group, Inc.

h(3)(k)           Amendment No. 9, dated as of June 26, 2000, to the Remote
                  Access and Related Services Agreement, dated December 23,
                  1994, between the Registrant and First Data Investor Services
                  Group, Inc.

h(3)(l)           Amendment No. 10, dated as of July 28, 2000, to the Remote
                  Access and Related Services Agreement, dated December 23,
                  1994, between Registrant and First Data Investor Services
                  Group, Inc.

h(13)(a)          Memorandum of Agreement, dated March 1, 1999, between
                  Registrant, on behalf of AIM Asian Growth Fund, AIM Global
                  Income Fund and AIM International Equity Fund, and A I M
                  Advisors, Inc.

h(13)(b) Memorandum of Agreement, dated as of June 12, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM Global
                  Income Fund and AIM Global Growth Fund, and A I M Advisors,
                  Inc.

h(13)(c) Memorandum of Agreement, dated effective June 21, 2000, between Registrant, on behalf of AIM Asian Growth Fund, AIM
                  European Development Fund, AIM Global Aggressive Growth Fund,
                  AIM Global Growth Fund, AIM Global Income Fund and AIM
                  International Equity Fund, and A I M Advisors, Inc.

j(1)              Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)              Consent of KPMG LLP

m(10)             Third Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, for Registrant's Class B shares

m(13) Fourth Amended and Restated Master Distribution Plan, dated as of July 1, 2000, for Registrant's Class A and Class C shares

m(20)             Form of Shareholder Service Agreement for Shares of the AIM
                  Mutual Funds

p(5)              Code of Ethics of AIM International Funds, Inc., effective
                  September 23, 2000